First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
January 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 66.7%
	Construction & Engineering — 3.1%
677,418	Quanta Services, Inc.	$69,584,377

	Electric Utilities — 17.2%
828,717	Alliant Energy Corp.	49,607,000
635,329	American Electric Power Co., Inc.	57,433,742
13,400	Duke Energy Corp.	1,407,804
38,049	Emera, Inc. (CAD)	1,802,849
5,499,009	Enel S.p.A., ADR	41,957,439
74,103	Eversource Energy	6,631,477
371,466	Exelon Corp.	21,526,455
45,478	Fortis, Inc. (CAD)	2,160,218
233,418	Iberdrola S.A., ADR	10,699,881
379,507	IDACORP, Inc.	41,829,262
760,746	NextEra Energy, Inc.	59,429,477
38,250	Orsted A/S, ADR	1,351,372
718,760	PPL Corp.	21,332,797
609,190	Southern (The) Co.	42,332,613
312,733	Xcel Energy, Inc.	21,784,981
		381,287,367
	Gas Utilities — 9.2%
2,617,852	AltaGas Ltd. (CAD)	53,771,873
398,755	Atmos Energy Corp.	42,754,511
10,945	Chesapeake Utilities Corp.	1,490,818
100,000	National Fuel Gas Co.	6,073,000
545,344	New Jersey Resources Corp.	21,928,282
446,776	ONE Gas, Inc.	34,799,383
160,000	Southwest Gas Holdings, Inc.	10,908,800
687,609	UGI Corp.	31,183,068
		202,909,735
	Independent Power and Renewable Electricity Producers — 0.6%
210,192	AES (The) Corp.	4,662,058
212,929	Clearway Energy, Inc., Class A	6,568,860
95,047	Northland Power, Inc. (CAD)	2,752,374
		13,983,292
	Multi-Utilities — 16.1%
948,106	ATCO Ltd., Class I (CAD)	31,937,929
44,225	Black Hills Corp.	2,995,802
72,698	Canadian Utilities Ltd., Class A (CAD)	2,112,054
2,163,171	CenterPoint Energy, Inc.	61,347,530
347,909	CMS Energy Corp.	22,398,381
66,602	Dominion Energy, Inc.	5,372,117
362,544	DTE Energy Co.	43,661,174
1,144,672	Public Service Enterprise Group, Inc.	76,155,028
697,797	Sempra Energy	96,407,634

Shares/ Units	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
160,381	WEC Energy Group, Inc.	$15,563,372
		357,951,021
	Oil, Gas & Consumable Fuels — 20.2%
115,958	Archaea Energy, Inc. (a)	2,004,914
712,440	Cheniere Energy, Inc.	79,722,036
605,242	DT Midstream, Inc.	31,291,011
922,843	Enbridge, Inc.	39,008,574
586,637	Equitrans Midstream Corp.	4,757,626
1,860,022	Keyera Corp. (CAD)	43,766,084
2,280,492	Kinder Morgan, Inc.	39,589,341
710,939	ONEOK, Inc.	43,139,779
2,192,586	TC Energy Corp.	113,247,067
1,705,964	Williams (The) Cos., Inc.	51,076,562
		447,602,994
	Semiconductors & Semiconductor Equipment — 0.2%
26,185	Enphase Energy, Inc. (a)	3,678,207

	Water Utilities — 0.1%
14,814	American Water Works Co., Inc.	2,382,091
	Total Common Stocks — 66.7%	1,479,379,084
	(Cost $1,163,142,011)

	Master Limited Partnerships — 30.9%
	Chemicals — 0.8%
644,167	Westlake Chemical Partners, L.P.	17,192,817

	Independent Power and Renewable Electricity Producers — 5.1%
1,500,865	NextEra Energy Partners, L.P. (b)	112,895,065

	Oil, Gas & Consumable Fuels — 25.0%
837,306	Cheniere Energy Partners, L.P.	41,228,947
7,766,419	Energy Transfer, L.P.	74,324,630
6,169,035	Enterprise Products Partners, L.P.	145,835,987
360,735	Hess Midstream, L.P., Class A (b)	10,591,180
1,582,964	Holly Energy Partners, L.P.	29,617,256
2,852,304	Magellan Midstream Partners, L.P.	139,392,097
9,036,676	Plains GP Holdings, L.P., Class A (b)	104,192,874
866,241	Shell Midstream Partners, L.P.	11,018,586
		556,201,557
	Total Master Limited Partnerships — 30.9%	686,289,439
	(Cost $522,573,625)

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

	Money Market Funds — 2.1%
47,414,967	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	$47,414,967
	(Cost $47,414,967)

	Total Investments — 99.7%	2,213,083,490
	(Cost $1,733,130,603)
	Net Other Assets and Liabilities — 0.3%	7,221,664
	Net Assets — 100.0%	$2,220,305,154

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of January 31, 2022.

ADR	-	American Depositary Receipt

Currency Abbreviations:

CAD	-	Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,479,379,084	$1,479,379,084	$—	$—
Master Limited Partnerships*	686,289,439	686,289,439	—	—
Money Market Funds	47,414,967	47,414,967	—	—
Total Investments	$2,213,083,490	$2,213,083,490	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
January 31, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 86.1%
	Construction & Engineering — 4.4%
8,809	Quanta Services, Inc.	$904,860

	Electric Utilities — 28.4%
9,869	Alliant Energy Corp.	590,758
8,256	American Electric Power Co., Inc.	746,342
474	Edison International	29,762
2,124	Emera, Inc. (CAD)	100,640
60,078	Enel S.p.A., ADR	458,395
597	Eversource Energy	53,426
2,280	Fortis, Inc. (CAD)	108,301
4,130	Hydro One Ltd. (CAD) (a) (b)	106,698
10,199	Iberdrola S.A., ADR	467,522
5,457	IDACORP, Inc.	601,471
12,571	NextEra Energy, Inc.	982,047
223	Orsted A/S (DKK) (a) (b) (c)	23,760
16,659	PPL Corp.	494,439
4,868	Southern (The) Co.	338,277
10,752	Xcel Energy, Inc.	748,984
		5,850,822
	Gas Utilities — 10.9%
28,736	AltaGas Ltd. (CAD)	590,250
7,477	Atmos Energy Corp.	801,684
1,603	Chesapeake Utilities Corp.	218,345
3,633	New Jersey Resources Corp.	146,083
5,002	ONE Gas, Inc.	389,606
1,500	Southwest Gas Holdings, Inc.	102,270
		2,248,238
	Independent Power and Renewable Electricity Producers — 5.9%
8,395	AES (The) Corp.	186,201
1,902	Brookfield Renewable Corp., Class A (CAD)	65,073
12,884	Clearway Energy, Inc., Class A	397,472
16,504	EDP Renovaveis S.A. (EUR) (c)	346,936
1,940	Encavis AG (EUR) (c)	30,562
6,460	Northland Power, Inc. (CAD)	187,069
		1,213,313
	Mortgage Real Estate Investment Trusts — 1.0%
5,013	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	207,939

	Multi-Utilities — 19.8%
7,794	Atco Ltd., Class I (CAD)	262,549
21,042	CenterPoint Energy, Inc.	596,751
6,599	CMS Energy Corp.	424,844
2,567	Dominion Energy, Inc.	207,054
5,343	DTE Energy Co.	643,458
10,577	Public Service Enterprise Group, Inc.	703,688
4,699	Sempra Energy	649,214

Shares/ Units	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
6,087	WEC Energy Group, Inc.	$590,682
		4,078,240
	Oil, Gas & Consumable Fuels — 12.2%
11,600	Archaea Energy, Inc. (d)	200,564
10,083	Cheniere Energy, Inc.	1,128,288
15,219	DT Midstream, Inc.	786,822
13,262	Williams (The) Cos., Inc.	397,064
		2,512,738
	Semiconductors & Semiconductor Equipment — 0.8%
1,183	Enphase Energy, Inc. (d)	166,176

	Water Utilities — 2.7%
3,434	American Water Works Co., Inc.	552,187
	Total Common Stocks — 86.1%	17,734,513
	(Cost $16,326,225)

	Master Limited Partnerships — 10.6%
	Independent Power and Renewable Electricity Producers — 6.2%
7,785	Brookfield Renewable Partners, L.P. (CAD)	260,837
13,551	NextEra Energy Partners, L.P. (e)	1,019,306
		1,280,143
	Oil, Gas & Consumable Fuels — 4.4%
18,240	Cheniere Energy Partners, L.P.	898,138
	Total Master Limited Partnerships — 10.6%	2,178,281
	(Cost $1,903,762)

	Money Market Funds — 2.6%
527,971	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (f)	527,971
	(Cost $527,971)

	Total Investments — 99.3%	20,440,765
	(Cost $18,757,958)
	Net Other Assets and Liabilities — 0.7%	153,932
	Net Assets — 100.0%	$20,594,697

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $401,258 or 1.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2022.

ADR	-	American Depositary Receipt

Currency Abbreviations:

CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$5,850,822	$5,827,062	$23,760	$—
Independent Power and Renewable Electricity Producers	1,213,313	835,815	377,498	—
Other Industries*	10,670,378	10,670,378	—	—
Master Limited Partnerships*	2,178,281	2,178,281	—	—
Money Market Funds	527,971	527,971	—	—
Total Investments	$20,440,765	$20,039,507	$401,258	$—

* See Portfolio of Investments for industry breakout.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 91.1%
	Aerospace & Defense — 0.7%
$3,974,312	Atlantic Aviation FBO, Inc. (KKR Apple Bidco LLC), Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/23/28	$3,962,151
2,695,342	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B, 3 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	04/30/28	2,679,062
4,203,529	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/01/28	4,196,509
4,476,463	Spirit Aerosystems, Inc., New Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	01/15/25	4,487,654
7,495,976	Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	08/22/24	7,426,488
				22,751,864
	Airlines — 0.2%
5,723,987	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	03/24/28	5,933,084

	Apparel Retail — 0.1%
2,525,281	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Delayed Draw Term Loan B2, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	2,517,402
396,122	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Delayed Draw Term Loan B3, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	394,887
396,122	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Term Loan B1, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	394,886
				3,307,175
	Apparel, Accessories & Luxury Goods — 0.1%
3,084,347	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/06/28	3,031,666

	Application Software — 14.9%
8,202,804	AppLovin Corp., Amendment No. 6 New Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	10/25/28	8,175,489
1,752,244	AppLovin Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	08/15/25	1,748,967
809,145	CCC Intelligent Solutions, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.50% Floor	3.00%	09/21/28	805,350
15,355,060	ConnectWise LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	15,313,908
43,971,550	Epicor Software Corp., Term Loan C (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	43,841,834
2,640	Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	2,638
1,042,631	Flexera Software LLC, 2020 Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	1,042,194
25,644,433	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	25,652,383
46,222,173	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	46,193,515
48,177,696	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	48,153,608
2,363,807	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	7.00%	07/10/25	2,375,626
13,631,806	Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/30/27	13,600,589

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$18,980,245	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	$18,873,576
46,785,387	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/13/24	46,534,149
7,935,420	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.36%	02/23/29	7,970,177
4,517,797	ION Trading Technologies, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.97%	04/01/28	4,517,797
30,179,848	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.86%	08/31/27	29,904,910
51,279,336	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	09/30/24	51,220,878
2,060,039	MeridianLink, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	11/09/28	2,055,754
300,964	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	06/21/24	297,015
4,200,273	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	4,195,022
2,987,525	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	07/19/28	2,974,470
6,249,828	PowerSchool Holdings, Inc. (Severin), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	08/01/25	6,218,579
11,769,903	RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	04/22/29	11,893,487
39,880,665	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	39,660,524
57,577,422	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/24	56,983,799
9,053,816	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	9,046,573
1,880,163	Tenable, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.50% Floor	3.27%	07/07/28	1,866,061
767,680	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	06/30/26	766,145
686,881	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/03/26	684,614
3,983,725	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	02/28/27	3,961,336
				506,530,967
	Asset Management & Custody Banks — 0.9%
30,722,305	Edelman Financial Engines Center LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	04/07/28	30,620,921

	Auto Parts & Equipment — 1.0%
6,186,973	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	04/30/26	6,151,398
10,605,181	Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	10/04/28	10,583,123
17,766,365	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	01/31/28	17,709,868
				34,444,389
	Broadcasting — 3.2%
3,169,960	E.W. Scripps Co., Tranche B-3 Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	01/07/28	3,165,998

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$40,174,706	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/01/26	$40,091,142
13,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	05/01/26	13,425,612
38,851,210	Univision Communications, Inc., 2017 Replacement Repriced Term Loan C-5 (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	38,795,653
13,191,900	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/24/26	13,163,933
				108,642,338
	Building Products — 0.1%
1,687,405	Griffon Corp., Term Loan B, 1 Mo. SOFR + 2.75%, 0.50% Floor	3.25%	01/24/29	1,684,587
1,873,665	Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	06/30/28	1,868,138
				3,552,725
	Cable & Satellite — 0.9%
6,425,943	DIRECTV Holdings LLC, Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	07/31/27	6,429,991
24,207,634	Radiate Holdco LLC (RCN), Inc., Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	09/25/26	24,149,536
				30,579,527
	Casinos & Gaming — 3.8%
9,784,570	Caesars Resort Collection LLC, New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	07/20/25	9,772,339
44,455,083	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	12/22/24	44,191,020
58,562,555	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.50%	01/27/29	58,733,558
17,864,803	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	08/14/24	17,805,670
				130,502,587
	Communications Equipment — 0.2%
7,143,455	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	04/06/26	7,012,515

	Construction & Engineering — 0.3%
9,560,776	USIC, Inc., Term Loan (First Lien), 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/15/28	9,528,365

	Data Processing & Outsourced Services — 0.2%
6,216,360	Paysafe Holdings (US) Corp., New Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	06/24/28	6,068,721

	Diversified Chemicals — 0.1%
2,749,074	Ineos US Petrochem LLC (Ineos Quattro), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/31/26	2,741,349

	Education Services — 0.3%
11,952,228	Ascensus Holdings, Inc. (Mercury), Incremental Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/02/28	11,897,487

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electric Utilities — 2.0%
$69,641,448	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	$68,248,619

	Electronic Equipment & Instruments — 1.2%
20,994,237	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/03/28	20,941,751
500,000	MKS Instruments, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	2.75%	11/30/28	498,905
20,239,735	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.18%	08/20/25	20,048,672
				41,489,328
	Environmental & Facilities Services — 1.4%
19,520,624	Allied Universal Holdco LLC, Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	05/14/28	19,458,744
5,439,753	GFL Environmental, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	05/31/25	5,440,514
19,114,180	Packers Holdings LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	19,002,744
4,985,274	TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	4,987,766
				48,889,768
	Health Care Distributors — 0.2%
6,072,506	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35% - 4.36%	07/09/25	5,994,049
560,238	Radiology Partners, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.36%	07/09/25	553,000
				6,547,049
	Health Care Equipment — 0.0%
1,691,623	Embecta Corp., Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	3.50%	02/28/29	1,690,574

	Health Care Facilities — 0.4%
11,148,727	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/24/28	11,159,207
2,488,963	WP CityMD Bidco. LLC (Summit Health), Incremental Term Loan B, 6 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	11/18/28	2,484,308
				13,643,515
	Health Care Services — 10.0%
6,618,505	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.18%	06/20/26	6,578,794
27,485,248	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	3.88%	12/23/27	27,274,711
13,057,568	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	13,011,344
5,937,874	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	5,587,539
5,249,730	athenahealth, Inc (Minerva Merger Sub, Inc.), Delayed Draw Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	5,224,584
30,973,407	athenahealth, Inc (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	30,825,044

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$14,789,352	Aveanna Healthcare LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	$14,720,730
3,448,004	Aveanna Healthcare LLC, Delayed Draw Term Loan, 2 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	3,432,006
15,380,937	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	03/05/26	15,318,029
25,406,327	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	25,412,678
6,452,756	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	6,379,260
8,082,670	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	7,990,608
476,007	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	470,586
23,257,044	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/10/25	17,963,973
37,778,847	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/29/28	37,678,355
7,484,432	Global Medical Response, Inc. (fka Air Medical), 2018 New Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/14/25	7,465,721
2,921,152	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/25	2,919,340
1,121,504	Help at Home (HAH Group Holding Co. LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	1,119,407
8,862,363	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	8,845,790
17,092,933	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	17,075,156
5,945,428	Radnet Management, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	5,930,564
14,976	Radnet Management, Inc., Term Loan B, Prime Rate + 2.00%, 3.25% Floor	5.25%	04/22/28	14,938
751,607	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	753,486
3,102,531	Surgery Centers Holdings, Inc., 2021 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	3,096,915
25,557,878	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	24,625,015
20,717,187	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 6 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	09/30/28	20,658,972
29,987,725	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	29,570,595
				339,944,140
	Health Care Supplies — 1.3%
46,194,982	Medline Borrower L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/21/28	45,985,719

	Health Care Technology — 8.2%
62,042,151	Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	3/1/2024	61,964,598

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$26,196,129	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	$26,157,883
4,721,994	Clario (fka eResearch Technology, Inc.), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	4,730,872
26,000,365	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.05%	08/01/26	25,994,905
26,130,454	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/10/28	26,044,746
9,060,540	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	10/23/26	9,043,596
5,836,403	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	5,840,080
10,094,856	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.80%	07/25/26	10,036,811
56,337,264	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/27/25	56,280,926
6,424,650	Zelis Payments Buyer, Inc., New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	09/30/26	6,376,465
48,457,800	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	09/30/26	48,240,709
				280,711,591
	Homefurnishing Retail — 0.5%
11,757,888	At Home Holding III, Inc. (Ambience), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	07/30/28	11,724,848
4,162,881	Rent-A-Center, Inc., New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	02/15/28	4,145,522
				15,870,370
	Hotels, Resorts & Cruise Lines — 0.3%
11,969,241	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	08/17/28	11,939,318

	Household Appliances — 0.2%
5,468,931	Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	10/31/27	5,468,931
165,591	Weber-Stephen Products LLC, Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	10/31/27	165,591
				5,634,522
	Human Resource & Employment Services — 0.4%
8,100,892	Alight, Inc. (fka Tempo Acq.), Extended Term Loan 2022, 1 Mo. SOFR + 3.00%, 0.50% Floor	3.50%	08/31/28	8,107,616
6,820,295	Alight, Inc. (fka Tempo Acq.), Extended Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/31/26	6,831,685
				14,939,301
	Industrial Machinery — 0.9%
9,621,627	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	10/21/28	9,601,614
3,406,407	Gates Global LLC, Term Loan B-3, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	03/31/27	3,394,927

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Industrial Machinery (Continued)
$18,879,631	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	$18,879,631
				31,876,172
	Insurance Brokers — 6.3%
1,624,500	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/10/25	1,609,522
32,615,404	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/09/25	32,296,752
10,179,463	Alliant Holdings I LLC, New Term Loan B4, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/06/27	10,160,427
1,458,821	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	02/28/28	1,446,713
12,953,297	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	02/13/27	12,933,090
12,822,405	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	02/13/27	12,790,349
37,057,092	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	36,785,092
9,050,294	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	01/27/27	8,940,967
3,524,403	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	09/15/27	3,528,809
81,294	HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.94%	04/25/25	80,337
31,298,037	HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.02%	04/25/25	30,929,660
44,314,488	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	44,211,235
19,004,542	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	05/15/24	18,885,763
				214,598,716
	Integrated Telecommunication Services — 1.6%
25,308,788	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	25,239,188
11,664,636	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.05%	07/31/25	11,507,164
1,930,717	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	3.93%	01/31/26	1,917,202
12,833,473	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/14/26	12,774,696
2,389,219	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	03/09/27	2,353,763
				53,792,013
	Managed Health Care — 1.0%
34,724,972	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/31/28	33,687,737

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Metal & Glass Containers — 0.5%
$4,690,877	Altium Packaging LLC (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/03/28	$4,641,763
12,952,175	PODS LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/31/28	12,912,541
				17,554,304
	Movies & Entertainment — 1.0%
1,848,603	Cineworld Group PLC (Crown), New Priority Term Loan, 3 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	1,957,208
3,322,572	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	3,916,482
22,611,318	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	17,109,984
2,205,929	PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	2,200,415
7,997,810	PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	7,924,470
				33,108,559
	Office Services & Supplies — 0.8%
26,932,106	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	02/08/26	26,811,988

	Other Diversified Financial Services — 0.0%
966,135	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/04/28	962,377

	Packaged Foods & Meats — 0.2%
3,570,236	BellRing Brands LLC, 2021 Refinancing Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	3,567,701
2,033,278	Simply Good Foods (Atkins Nutritionals, Inc.), New Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/07/24	2,045,986
				5,613,687
	Paper Packaging — 1.3%
15,400,887	Graham Packaging Company L.P., Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	15,343,134
28,244,771	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/20/28	28,165,403
				43,508,537
	Pharmaceuticals — 7.4%
2,117,208	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	8.50%	09/30/25	2,133,468
45,750,000	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. SOFR + 5.25%, 0.50% Floor	5.75%	02/11/27	45,363,870
39,036,472	Endo LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/27/28	37,952,039
47,269,343	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	47,263,671
28,327,431	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	26,450,738
5,545,220	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	5,181,342

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$47,277,097	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	$47,212,328
40,420,012	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/15/28	40,401,015
1,306,112	Perrigo Rx (Padagis LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	07/06/28	1,302,037
				253,260,508
	Research & Consulting Services — 2.4%
43,843,520	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	43,747,502
16,115,622	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/02/28	16,014,900
9,365,194	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/26/26	9,359,388
7,696,199	Nielsen Consumer, Inc. (Indy US Holdco LLC), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.85% - 3.86%	03/05/28	7,689,811
3,999,015	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	4,002,334
				80,813,935
	Restaurants — 2.5%
20,682,940	IRB Holding Corp. (Arby's/Inspire Brands), New Term Loan B 2022, 1 Mo. SOFR + 3.25%, 0.50% Floor	3.75%	12/15/27	20,682,940
40,220,703	IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	40,107,683
4,549,987	Portillo's Holdings LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	4,551,898
19,866,101	Whatabrands LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	19,804,118
				85,146,639
	Security & Alarm Services — 0.3%
8,629,846	Garda World Security Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.36%	10/30/26	8,642,445

	Soft Drinks — 0.5%
791,449	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Delayed Draw Term Loan, 3 Mo. SOFR + 3.25%, 0.50% Floor	3.75%	01/24/29	790,032
13,718,451	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (First Lien), 3 Mo. SOFR + 3.25%, 0.50% Floor	3.75%	01/24/29	13,693,895
1,318,011	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub LLC), Term Loan (Second Lien), 3 Mo. SOFR + 6.00%, 0.50% Floor	6.50%	01/24/30	1,324,601
				15,808,528
	Specialized Consumer Services — 1.6%
9,428,742	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	12/23/26	9,358,027
12,880,834	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	01/31/28	12,891,525
4,395,044	Asurion LLC, Term Loan B-4 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	01/20/29	4,397,813
23,264,792	Asurion LLC, Term Loan B-6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.23%	11/03/23	23,196,161

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Consumer Services (Continued)
$2,399,520	Asurion LLC, Term Loan B-7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	11/03/24	$2,386,226
3,312,342	Driven Holdings LLC, 2021 Term Loan B, 1 Yr. LIBOR + 3.00%, 0.50% Floor	3.52%	11/30/28	3,299,920
				55,529,672
	Specialized Finance — 0.8%
27,513,073	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	27,513,073

	Specialty Stores — 1.8%
9,518,688	Bass Pro Group LLC (Great Outdoors Group, LLC), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/05/28	9,508,789
40,567,511	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	40,507,472
11,657,859	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/12/28	11,632,328
				61,648,589
	Systems Software — 4.8%
57,177,161	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/19/24	57,066,809
2,415,702	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	2,426,645
6,381,300	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.10%	04/19/25	6,379,322
16,619,073	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.97%	10/02/25	16,551,932
2,761,491	Idera, Inc., Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	2,760,911
23,468,323	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	23,378,205
9,700,000	Proofpoint, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 6.25%, 0.50% Floor	6.75%	08/31/29	9,769,743
25,794,992	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	08/31/28	25,651,572
19,311,151	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.69%	03/05/27	19,204,940
984,810	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.35%	03/15/26	983,165
				164,173,244
	Trading Companies & Distributors — 0.9%
79,654	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/04/28	79,532
31,622,449	SRS Distribution, Inc., 2021 Refinancing Term Loan, 6 Mo. LIBOR + 3.75%, 0.50% Floor	4.27%	06/04/28	31,574,067
842,445	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	06/04/28	841,923
				32,495,522
	Trucking — 1.4%
38,912,616	Hertz (The) Corp., Exit Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	38,888,490

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Trucking (Continued)
$7,352,553	Hertz (The) Corp., Exit Term Loan C, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	$7,347,995
				46,236,485
	Total Senior Floating-Rate Loan Interests			3,105,462,224
	(Cost $3,117,659,029)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 4.7%
	Alternative Carriers — 0.1%
2,760,000	Cogent Communications Group, Inc. (f)	3.50%	05/01/26	2,708,595

	Broadcasting — 0.5%
8,109,000	Cumulus Media New Holdings, Inc. (f)	6.75%	07/01/26	8,352,108
10,208,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (f)	5.38%	08/15/26	4,712,778
2,148,000	Gray Television, Inc. (f)	5.88%	07/15/26	2,203,934
675,000	iHeartCommunications, Inc.	8.38%	05/01/27	705,790
				15,974,610
	Cable & Satellite — 1.5%
49,897,000	CSC Holdings LLC (f)	7.50%	04/01/28	51,699,779

	Casinos & Gaming — 0.2%
7,968,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	8,237,836

	Electric Utilities — 0.1%
2,000,000	PG&E Corp.	5.00%	07/01/28	2,003,750

	Health Care Facilities — 0.7%
2,000,000	HCA, Inc.	5.88%	05/01/23	2,082,060
10,530,000	Tenet Healthcare Corp. (f)	4.63%	09/01/24	10,657,776
8,764,000	Tenet Healthcare Corp. (f)	4.88%	01/01/26	8,813,254
3,008,000	Tenet Healthcare Corp. (f)	5.13%	11/01/27	3,027,552
				24,580,642
	Health Care Services — 0.6%
21,443,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	21,477,416

	Health Care Technology — 0.3%
8,996,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	9,026,136

	Insurance Brokers — 0.2%
1,191,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	1,167,436
3,755,000	AssuredPartners, Inc. (f)	7.00%	08/15/25	3,756,258
1,593,000	HUB International Ltd. (f)	7.00%	05/01/26	1,632,785
				6,556,479
	Integrated Telecommunication Services — 0.4%
1,430,000	Frontier Communications Holdings LLC (f)	5.88%	10/15/27	1,474,766
2,619,000	Frontier Communications Holdings LLC (f)	5.00%	05/01/28	2,598,795
5,600,000	Frontier Communications Holdings LLC (f)	6.75%	05/01/29	5,623,856

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services (Continued)
$4,564,000	Zayo Group Holdings, Inc. (f)	4.00%	03/01/27	$4,317,635
				14,015,052
	Paper Packaging — 0.1%
2,533,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Gro (f)	4.00%	10/15/27	2,405,983

	Pharmaceuticals — 0.0%
1,604,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (f)	4.13%	04/30/28	1,588,225

	Research & Consulting Services — 0.0%
1,000,000	Clarivate Science Holdings Corp. (f)	3.88%	07/01/28	956,250
	Total Corporate Bonds and Notes			161,230,753
	(Cost $165,711,588)

FOREIGN CORPORATE BONDS AND NOTES — 0.7%
	Data Processing & Outsourced Services — 0.2%
8,644,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (f)	4.00%	06/15/29	7,749,692

	Environmental & Facilities Services — 0.1%
1,323,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco IV S.A.R.L. (f)	4.63%	06/01/28	1,269,954
882,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco IV S.A.R.L. (f)	4.63%	06/01/28	835,797
				2,105,751
	Pharmaceuticals — 0.4%
9,875,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	10,071,265
2,939,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (f)	9.50%	07/31/27	2,910,301
214,000	Jazz Securities DAC (f)	4.38%	01/15/29	212,855
250,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (e) (f) (g)	5.63%	10/15/23	134,025
				13,328,446
	Real Estate Services — 0.0%
250,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (f)	5.88%	04/15/23	256,500
	Total Foreign Corporate Bonds and Notes			23,440,389
	(Cost $24,295,204)

Shares	Description	Value

COMMON STOCKS — 0.1%
	Pharmaceuticals — 0.1%
249,316	Akorn, Inc. (h) (i)	2,358,155
	(Cost $2,858,880)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
972,355	Cineworld Group PLC, expiring 11/23/25 (h) (j)	$263,506
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
4,887	Vistra Energy Corp., no expiration date (h) (j).	6,695

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)	0
		0
	Total Rights	6,695
	(Cost $8,491)

MONEY MARKET FUNDS — 14.2%
483,967,336	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m).	483,967,336
	(Cost $483,967,336)

	Total Investments — 110.8%	3,776,729,058
	(Cost $3,794,500,528)
	Net Other Assets and Liabilities — (10.8)%	(366,651,140)
	Net Assets — 100.0%	$3,410,077,918

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2021 to January 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $68,604 for Cineworld Group PLC.
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2021 to January 31, 2022), this security paid all of its interest in cash.
(e)	The issuer has filed for protection in bankruptcy court.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $179,879,542 or 5.3% of net assets.
(g)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $2,358,155 or 0.1% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(m)	Rate shown reflects yield as of January 31, 2022.

LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.   A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

	Total Value at 1/31/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$3,105,462,224		$—	$3,105,462,224	$—
Corporate Bonds and Notes*	161,230,753		—	161,230,753	—
Foreign Corporate Bonds and Notes*	23,440,389		—	23,440,389	—
Common Stocks*	2,358,155		—	2,358,155	—
Warrants*	263,506		—	263,506	—
Rights:
Electric Utilities	6,695		—	6,695	—
Life Sciences Tools & Services	—	**	—	—	—	**
Money Market Funds	483,967,336		483,967,336	—	—
Total Investments	$3,776,729,058		$483,967,336	$3,292,761,722	$—	**

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Unfunded Loan Commitments As of January 31, 2022, the Fund had the following unfunded loan commitment:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$1,208,268	$1,205,188	$1,194,505	$(10,683)
Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan	2,020,035	2,020,345	2,015,833	(4,512)
Veritext Corp. (VT TopCo, Inc.), Term Loan	701,178	698,963	701,761	2,798
Zelis Payments Buyer, Inc., Term Loan	2,342,136	2,331,519	2,324,570	(6,949)
		$6,256,015	$6,236,669	$(19,346)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 75.9%
	Aerospace & Defense — 0.7%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$336,184
7,802,000	Science Applications International Corp. (a)	4.88%	04/01/28	7,851,621
1,333,000	Spirit AeroSystems, Inc. (a)	5.50%	01/15/25	1,367,978
3,000,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	3,127,965
1,500,000	TransDigm, Inc. (a)	8.00%	12/15/25	1,569,202
1,000,000	TransDigm, Inc. (a)	6.25%	03/15/26	1,031,000
				15,283,950
	Agricultural Products — 0.0%
500,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	521,073

	Airlines — 0.3%
5,469,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. (a)	6.50%	06/20/27	5,819,973

	Alternative Carriers — 0.5%
777,000	Level 3 Financing, Inc.	5.38%	05/01/25	788,838
2,000,000	Level 3 Financing, Inc.	5.25%	03/15/26	2,034,000
3,000,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	2,992,095
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	1,911,571
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,821,250
				9,547,754
	Apparel Retail — 0.6%
10,080,000	Nordstrom, Inc. (b)	4.00%	03/15/27	9,758,045
2,141,000	Nordstrom, Inc.	4.38%	04/01/30	2,008,996
				11,767,041
	Application Software — 1.3%
440,000	Expedia Group, Inc. (a)	6.25%	05/01/25	491,542
6,486,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	6,654,636
8,905,000	LogMeIn, Inc. (a) (b)	5.50%	09/01/27	8,671,867
5,685,000	Open Text Holdings, Inc. (a)	4.13%	02/15/30	5,563,370
5,216,000	Ziff Davis, Inc. (a) (b)	4.63%	10/15/30	5,116,374
				26,497,789
	Auto Parts & Equipment — 0.1%
2,000,000	Real Hero Merger Sub 2, Inc. (a)	6.25%	02/01/29	1,960,960

	Automobile Manufacturers — 0.7%
7,957,000	Ford Motor Co. (b)	9.63%	04/22/30	11,193,112
2,000,000	Ford Motor Credit Co. LLC	3.66%	09/08/24	2,023,000
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	525,065
667,000	Penske Automotive Group, Inc.	3.50%	09/01/25	663,769
				14,404,946
	Automotive Retail — 0.7%
167,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	160,575
4,926,000	IAA, Inc. (a)	5.50%	06/15/27	5,061,490
8,208,000	KAR Auction Services, Inc. (a) (b)	5.13%	06/01/25	8,229,997
250,000	Lithia Motors, Inc. (a)	3.88%	06/01/29	245,999
1,351,000	Lithia Motors, Inc. (a)	4.38%	01/15/31	1,360,829
100,000	Sonic Automotive, Inc. (a)	4.63%	11/15/29	97,783
100,000	Sonic Automotive, Inc. (a)	4.88%	11/15/31	96,848
				15,253,521

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Broadcasting — 10.2%
$15,031,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	$15,481,629
6,330,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	2,922,403
21,673,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a) (b)	6.63%	08/15/27	5,634,980
28,294,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	29,030,776
12,429,000	Gray Television, Inc. (a)	7.00%	05/15/27	13,111,104
25,678,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	26,849,299
11,475,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	11,670,075
16,568,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	17,006,306
12,396,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	12,267,701
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,321,731
8,355,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	8,532,627
4,614,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	4,665,354
15,284,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	14,424,963
5,000,000	Sinclair Television Group, Inc. (a)	5.50%	03/01/30	4,631,775
1,000,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	921,640
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,908,490
337,000	TEGNA, Inc. (a)	4.75%	03/15/26	342,955
8,700,000	TEGNA, Inc. (b)	4.63%	03/15/28	8,552,970
11,500,000	TEGNA, Inc. (b)	5.00%	09/15/29	11,361,080
9,310,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	9,392,673
4,500,000	Univision Communications, Inc. (a)	9.50%	05/01/25	4,740,277
6,972,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	7,331,093
				212,101,901
	Building Products — 0.3%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	980,700
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	470,625
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	95,506
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	98,061
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,402,927
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,390,164
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	911,615
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	966,510
				7,316,108
	Cable & Satellite — 3.9%
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	1,024,750
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,902,518
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,045,040
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	515,925
8,022,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	7,952,730
2,600,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,487,576
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	965,320
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	834,293
1,800,000	CSC Holdings LLC (a)	5.38%	02/01/28	1,807,479
10,831,000	CSC Holdings LLC (a)	7.50%	04/01/28	11,222,324
36,711,000	CSC Holdings LLC (a) (b)	5.75%	01/15/30	34,569,280
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	3,709,299
2,000,000	CSC Holdings LLC (a)	4.50%	11/15/31	1,866,740
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	898,730
357,000	DIRECTV Financing LLC / DIRECTV Financing Co., Inc. (a)	5.88%	08/15/27	359,178
6,216,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	6.50%	09/15/28	6,008,572
				81,169,754

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming — 6.0%
$446,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	$473,679
500,000	Boyd Gaming Corp.	4.75%	12/01/27	498,672
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,959,370
15,340,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	15,859,489
10,155,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	10,944,500
6,879,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	6,598,457
4,229,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a)	5.75%	07/01/25	4,360,458
24,219,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	23,571,989
29,183,000	Golden Nugget, Inc. (a) (b)	6.75%	10/15/24	29,223,273
100,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. (a)	3.88%	02/15/29	102,906
8,350,000	MGM Resorts International (b)	7.75%	03/15/22	8,404,275
5,100,000	MGM Resorts International (b)	6.00%	03/15/23	5,270,876
430,000	MGM Resorts International	6.75%	05/01/25	445,577
1,000,000	MGM Resorts International	5.75%	06/15/25	1,051,280
1,250,000	Scientific Games International, Inc. (a)	8.63%	07/01/25	1,324,269
3,616,000	Station Casinos LLC (a)	4.50%	02/15/28	3,518,296
8,165,000	Station Casinos LLC (a)	4.63%	12/01/31	7,770,141
				125,377,507
	Communications Equipment — 1.2%
26,334,000	CommScope Technologies LLC (a) (b)	6.00%	06/15/25	25,631,146

	Construction & Engineering — 0.7%
1,500,000	Arcosa, Inc. (a)	4.38%	04/15/29	1,461,045
500,000	Atkore, Inc. (a)	4.25%	06/01/31	492,938
13,133,000	Pike Corp. (a) (b)	5.50%	09/01/28	12,858,520
				14,812,503
	Construction Machinery & Heavy Trucks — 0.3%
5,565,000	Clark Equipment Co. (a)	5.88%	06/01/25	5,743,803

	Construction Materials — 0.4%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	171,208
4,282,000	New Enterprise Stone & Lime Co., Inc. (a)	5.25%	07/15/28	4,288,230
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,703,775
				8,163,213
	Consumer Finance — 0.3%
486,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	467,041
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,866,275
1,586,000	FirstCash, Inc. (a)	5.63%	01/01/30	1,587,777
2,144,000	PROG Holdings, Inc. (a)	6.00%	11/15/29	2,093,798
				7,014,891
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc. (a)	2.75%	06/01/26	485,225
250,000	Block, Inc. (a)	3.50%	06/01/31	238,575
				723,800
	Diversified Metals & Mining — 0.1%
2,500,000	Freeport-McMoRan, Inc.	5.00%	09/01/27	2,590,750

	Diversified Support Services — 0.0%
1,000,000	Ritchie Bros Holdings, Inc. (a)	4.75%	12/15/31	1,008,510

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities — 1.9%
$12,805,000	PG&E Corp. (b)	5.00%	07/01/28	$12,829,009
13,327,000	PG&E Corp. (b)	5.25%	07/01/30	13,238,575
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,106,508
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,239,610
5,000,000	Vistra Operations Co. LLC (a)	4.38%	05/01/29	4,833,450
				39,247,152
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	627,707

	Environmental & Facilities Services — 0.6%
2,989,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	9.75%	07/15/27	3,157,953
8,342,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a) (b)	6.00%	06/01/29	7,919,728
500,000	Stericycle, Inc. (a)	3.88%	01/15/29	475,780
				11,553,461
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	254,611
1,000,000	Scotts Miracle-Gro (The) Co. (a)	4.00%	04/01/31	956,620
				1,211,231
	Financial Exchanges & Data — 0.0%
750,000	MSCI, Inc. (a)	4.00%	11/15/29	755,621

	Food Distributors — 0.2%
3,488,000	US Foods, Inc. (a)	6.25%	04/15/25	3,609,923
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,375,032
				4,984,955
	Food Retail — 0.5%
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC (a)	7.50%	03/15/26	1,061,000
3,700,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC (a)	4.63%	01/15/27	3,792,296
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC (a)	5.88%	02/15/28	3,131,385
2,210,000	Safeway, Inc.	7.25%	02/01/31	2,546,716
				10,531,397
	Health Care Distributors — 0.6%
1,421,000	AdaptHealth LLC (a)	6.13%	08/01/28	1,472,092
3,000,000	AdaptHealth LLC (a)	4.63%	08/01/29	2,869,755
7,533,000	AdaptHealth LLC (a) (b)	5.13%	03/01/30	7,358,234
691,000	RP Escrow Issuer LLC (a)	5.25%	12/15/25	673,950
				12,374,031
	Health Care Equipment — 0.1%
1,435,000	Embecta Corp. (a)	5.00%	02/15/30	1,437,497
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	298,317
				1,735,814
	Health Care Facilities — 4.0%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	1,015,935
788,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	775,388
360,000	CHS/Community Health Systems, Inc. (a)	5.25%	05/15/30	358,918

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Health Care Facilities (Continued)
$363,000	Encompass Health Corp.	5.13%	03/15/23	$363,955
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,314,583
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,299,506
6,080,000	Encompass Health Corp.	4.75%	02/01/30	6,013,637
500,000	Encompass Health Corp.	4.63%	04/01/31	491,210
2,000,000	HCA, Inc. (b)	5.88%	05/01/23	2,082,060
24,890,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	25,594,760
1,168,000	Tenet Healthcare Corp. (a)	4.63%	09/01/24	1,182,173
1,500,000	Tenet Healthcare Corp. (a)	7.50%	04/01/25	1,564,278
7,492,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	7,534,105
6,281,000	Tenet Healthcare Corp. (a) (b)	5.13%	11/01/27	6,321,827
2,327,000	Tenet Healthcare Corp. (a)	4.63%	06/15/28	2,309,943
24,076,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	24,153,765
				83,376,043
	Health Care Services — 5.2%
21,530,000	DaVita, Inc. (a)	4.63%	06/01/30	20,979,262
250,000	DaVita, Inc. (a)	3.75%	02/15/31	230,121
26,201,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	26,243,053
14,426,000	MEDNAX, Inc. (a)	6.25%	01/15/27	15,081,734
17,933,000	Minerva Merger Sub, Inc. (a)	6.50%	02/15/30	17,899,376
718,000	ModivCare Escrow Issuer, Inc. (a)	5.00%	10/01/29	696,665
1,951,000	ModivCare, Inc. (a)	5.88%	11/15/25	2,030,503
100,000	Service Corp. International	3.38%	08/15/30	93,534
1,022,000	Team Health Holdings, Inc. (a)	6.38%	02/01/25	916,274
11,462,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	11,705,969
11,867,000	Vizient, Inc. (a) (b)	6.25%	05/15/27	12,193,283
				108,069,774
	Health Care Supplies — 0.9%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	194,827
19,238,000	Mozart Debt Merger Sub, Inc. (a) (b)	5.25%	10/01/29	18,743,872
770,000	Owens & Minor, Inc. (a)	4.50%	03/31/29	749,185
				19,687,884
	Health Care Technology — 2.8%
31,493,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	31,598,502
3,500,000	HealthEquity, Inc. (a)	4.50%	10/01/29	3,425,625
22,267,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	23,413,639
				58,437,766
	Homefurnishing Retail — 0.7%
3,574,000	At Home Group, Inc. (a)	7.13%	07/15/29	3,356,254
10,202,000	Rent-A-Center, Inc. (a) (b)	6.38%	02/15/29	10,499,133
				13,855,387
	Hotels, Resorts & Cruise Lines — 0.4%
706,000	Boyne USA, Inc. (a)	4.75%	05/15/29	710,165
1,100,000	Hilton Domestic Operating Co., Inc. (a)	5.38%	05/01/25	1,129,557
4,113,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (a)	4.88%	05/01/29	4,025,085
1,100,000	Vail Resorts, Inc. (a)	6.25%	05/15/25	1,142,166
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	706,578

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Hotels, Resorts & Cruise Lines (Continued)
$1,425,000	XHR L.P. (a)	4.88%	06/01/29	$1,399,549
				9,113,100
	Household Products — 0.1%
200,000	Central Garden & Pet Co.	4.13%	10/15/30	192,578
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,278,511
				1,471,089
	Human Resource & Employment Services — 0.1%
3,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	5.75%	06/01/25	3,100,965

	Independent Power Producers & Energy Traders — 0.7%
13,427,000	Calpine Corp. (a) (b)	5.13%	03/15/28	13,129,659
667,000	Calpine Corp. (a)	4.63%	02/01/29	626,356
167,000	Calpine Corp. (a)	5.00%	02/01/31	157,714
				13,913,729
	Industrial Conglomerates — 0.1%
2,500,000	Hillenbrand, Inc.	5.75%	06/15/25	2,577,888

	Industrial Machinery — 0.5%
4,855,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,005,505
250,000	Roller Bearing Co. of America, Inc. (a)	4.38%	10/15/29	247,782
4,667,000	TK Elevator US Newco, Inc. (a)	5.25%	07/15/27	4,734,135
				9,987,422
	Insurance Brokers — 7.8%
35,966,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	35,639,609
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,757,091
30,503,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	29,899,498
20,567,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	20,573,890
33,187,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	30,890,791
8,120,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	7,751,961
28,789,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	29,508,005
7,280,000	HUB International Ltd. (a)	5.63%	12/01/29	7,164,430
				163,185,275
	Integrated Telecommunication Services — 3.2%
500,000	Ciena Corp. (a)	4.00%	01/31/30	495,790
1,930,000	Frontier Communications Holdings LLC (a)	5.88%	10/15/27	1,990,419
4,890,000	Frontier Communications Holdings LLC (a)	5.00%	05/01/28	4,852,274
24,717,000	Frontier Communications Holdings LLC (a) (b)	6.75%	05/01/29	24,822,294
1,429,000	Frontier Communications Holdings LLC (a)	6.00%	01/15/30	1,381,321
5,320,000	Lumen Technologies, Inc., Series T	5.80%	03/15/22	5,339,391
3,500,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	3,311,070
25,627,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	24,276,201
				66,468,760
	Interactive Home Entertainment — 0.2%
4,601,000	Playtika Holding Corp. (a)	4.25%	03/15/29	4,406,447

	Interactive Media & Services — 0.0%
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	494,855

	Internet & Direct Marketing Retail — 0.4%
8,125,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	8,463,000

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	IT Consulting & Other Services — 0.6%
$6,261,000	CDK Global, Inc. (b)	4.88%	06/01/27	$6,454,778
4,448,000	CDK Global, Inc. (a)	5.25%	05/15/29	4,634,527
250,000	Gartner, Inc. (a)	4.50%	07/01/28	255,294
250,000	Gartner, Inc. (a)	3.75%	10/01/30	243,222
				11,587,821
	Leisure Facilities — 0.5%
250,000	Cedar Fair L.P.	5.25%	07/15/29	250,651
1,850,000	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	1,875,576
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	697,853
6,209,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	6,216,544
1,000,000	Six Flags Entertainment Corp. (a)	5.50%	04/15/27	1,009,705
1,000,000	Six Flags Theme Parks, Inc. (a)	7.00%	07/01/25	1,043,690
				11,094,019
	Managed Health Care — 1.9%
1,500,000	Centene Corp.	4.25%	12/15/27	1,540,680
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	1,004,455
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	98,788
7,168,000	MPH Acquisition Holdings LLC (a) (b)	5.50%	09/01/28	6,892,892
32,472,000	MPH Acquisition Holdings LLC (a) (b)	5.75%	11/01/28	29,261,006
				38,797,821
	Metal & Glass Containers — 0.8%
1,000,000	Ball Corp.	2.88%	08/15/30	929,250
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,879,398
2,000,000	Owens-Brockway Glass Container, Inc. (a)	5.88%	08/15/23	2,064,930
6,550,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.38%	08/15/25	6,935,468
684,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	718,200
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,209,845
1,000,000	TriMas Corp. (a)	4.13%	04/15/29	981,520
				17,718,611
	Movies & Entertainment — 1.0%
7,000,000	Live Nation Entertainment, Inc. (a) (b)	4.88%	11/01/24	7,026,740
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,595,941
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	563,674
5,895,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	5,821,312
1,000,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	906,795
				19,914,462
	Oil & Gas Exploration & Production — 0.0%
175,000	Chesapeake Energy Corp. (a)	5.50%	02/01/26	180,628
100,000	Chesapeake Energy Corp. (a)	5.88%	02/01/29	104,430
				285,058
	Oil & Gas Refining & Marketing — 0.0%
415,000	Murphy Oil USA, Inc.	5.63%	05/01/27	429,344

	Packaged Foods & Meats — 0.7%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	2,211,823
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	763,241
5,990,000	Post Holdings, Inc. (a)	5.75%	03/01/27	6,155,034

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Packaged Foods & Meats (Continued)
$4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	$4,543,963
				13,674,061
	Paper Packaging — 1.5%
21,877,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	22,234,798
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,924,110
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	951,445
4,457,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Gro (a)	4.00%	10/15/27	4,233,504
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	403,743
1,000,000	Sealed Air Corp. (a)	4.00%	12/01/27	1,009,460
				30,757,060
	Personal Products — 0.0%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	252,205
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	681,825
				934,030
	Pharmaceuticals — 2.2%
2,652,000	Bausch Health Americas, Inc. (a)	9.25%	04/01/26	2,748,135
8,046,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	8,147,581
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	512,000
250,000	Catalent Pharma Solutions, Inc. (a)	3.13%	02/15/29	234,120
750,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	747,465
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	966,145
1,000,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	964,105
1,333,000	Emergent BioSolutions, Inc. (a)	3.88%	08/15/28	1,228,420
14,914,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	15,472,156
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	817,864
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,308,333
2,804,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (a)	5.13%	04/30/31	2,806,187
10,000,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	10,088,900
				46,041,411
	Real Estate Services — 0.4%
500,000	MDC Holdings, Inc.	3.85%	01/15/30	519,333
7,545,000	Tri Pointe Group, Inc. / Tri Pointe Homes, Inc. (b)	5.88%	06/15/24	7,921,194
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	299,655
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	530,455
				9,270,637
	Research & Consulting Services — 1.2%
5,832,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	5,575,858
12,324,000	CoreLogic, Inc. (a) (b)	4.50%	05/01/28	11,827,343
4,254,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.63%	10/01/28	4,276,759
2,666,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.88%	10/01/30	2,674,838
				24,354,798
	Restaurants — 1.0%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	687,599
8,483,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	8,854,089
11,749,000	IRB Holding Corp. (a) (b)	6.75%	02/15/26	11,968,236
				21,509,924

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Security & Alarm Services — 0.2%
$1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	$1,245,210
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	2,089,864
				3,335,074
	Semiconductors — 0.1%
1,550,000	Qorvo, Inc.	4.38%	10/15/29	1,603,845
1,000,000	Qorvo, Inc. (a)	3.38%	04/01/31	975,740
				2,579,585
	Specialized Consumer Services — 0.3%
4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	4,140,000
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,049,403
100,000	Carriage Services, Inc. (a)	4.25%	05/15/29	97,641
				5,287,044
	Specialized Finance — 0.2%
3,552,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (a)	4.88%	05/15/29	3,512,910

	Specialty Chemicals — 0.2%
3,726,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	3,723,652
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	461,365
250,000	HB Fuller Co.	4.25%	10/15/28	248,594
				4,433,611
	Specialty Stores — 0.0%
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	4.75%	02/15/28	349,685
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	7.75%	02/15/29	376,112
				725,797
	Steel — 0.0%
350,000	United States Steel Corp.	6.88%	03/01/29	355,331

	Systems Software — 1.9%
8,407,000	Boxer Parent Co., Inc. (a) (b)	9.13%	03/01/26	8,774,134
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,347,500
250,000	PTC, Inc. (a)	3.63%	02/15/25	250,975
3,075,000	PTC, Inc. (a)	4.00%	02/15/28	3,054,397
24,100,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	24,922,292
				39,349,298
	Technology Distributors — 0.1%
1,000,000	CDW LLC / CDW Finance Corp.	4.25%	04/01/28	990,420
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	712,526
				1,702,946
	Technology Hardware, Storage & Peripherals — 0.1%
1,000,000	Dell International LLC / EMC Corp.	6.10%	07/15/27	1,169,450
1,000,000	Dell International LLC / EMC Corp.	6.20%	07/15/30	1,211,233
667,000	Xerox Holdings Corp. (a)	5.00%	08/15/25	676,735
				3,057,418
	Tires & Rubber — 0.3%
2,845,000	Goodyear Tire & Rubber (The) Co. (a)	5.00%	07/15/29	2,851,188
2,845,000	Goodyear Tire & Rubber (The) Co. (a)	5.25%	07/15/31	2,869,481
				5,720,669

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors — 0.6%
$2,715,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	$2,664,080
9,314,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	9,060,706
257,000	United Rentals North America, Inc.	5.50%	05/15/27	266,123
				11,990,909
	Trucking — 0.7%
4,103,000	Hertz (The) Corp. (a)	4.63%	12/01/26	3,989,203
7,637,000	Hertz (The) Corp. (a)	5.00%	12/01/29	7,378,679
2,350,000	XPO Logistics, Inc. (a)	6.25%	05/01/25	2,435,270
				13,803,152
	Wireless Telecommunication Services — 0.0%
500,000	SBA Communications Corp.	3.88%	02/15/27	505,813
	Total Corporate Bonds and Notes			1,585,070,260
	(Cost $1,605,824,685)

FOREIGN CORPORATE BONDS AND NOTES — 12.3%
	Application Software — 0.2%
2,101,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	2,114,478
2,336,000	Open Text Corp. (a)	3.88%	02/15/28	2,294,442
				4,408,920
	Auto Parts & Equipment — 0.2%
3,372,000	Clarios Global L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	3,530,299

	Building Products — 1.2%
15,634,000	Cemex SAB de C.V. (a) (b)	7.38%	06/05/27	17,077,018
4,700,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	4,881,702
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	2,063,740
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	1,026,210
				25,048,670
	Cable & Satellite — 0.1%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	235,783
2,000,000	Virgin Media Secured Finance PLC (a)	5.50%	05/15/29	2,041,199
				2,276,982
	Casinos & Gaming — 0.2%
3,000,000	International Game Technology PLC (a)	4.13%	04/15/26	3,012,060
500,000	International Game Technology PLC (a)	5.25%	01/15/29	511,550
				3,523,610
	Data Processing & Outsourced Services — 0.5%
10,860,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a) (b)	4.00%	06/15/29	9,736,424

	Diversified Support Services — 0.0%
950,000	Ritchie Bros Auctioneers, Inc. (a)	5.38%	01/15/25	958,075

	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	492,227

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services — 0.7%
$1,743,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 S.A.R.L. (a)	4.63%	06/01/28	$1,673,114
1,162,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 S.A.R.L. (a)	4.63%	06/01/28	1,101,129
1,027,000	GFL Environmental, Inc. (a)	3.75%	08/01/25	1,028,546
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	517,085
7,430,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	6,933,676
1,426,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	1,385,430
1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	954,105
				13,593,085
	Integrated Telecommunication Services — 0.8%
357,000	Altice France S.A. (a)	5.50%	01/15/28	341,406
500,000	Altice France S.A. (a)	5.13%	07/15/29	463,628
17,387,000	Altice France S.A. (a) (b)	5.50%	10/15/29	16,503,045
				17,308,079
	Life Sciences Tools & Services — 0.1%
2,389,000	Grifols Escrow Issuer S.A. (a)	4.75%	10/15/28	2,380,591

	Metal & Glass Containers — 0.0%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	4.13%	08/15/26	198,869
500,000	Intertape Polymer Group, Inc. (a)	4.38%	06/15/29	494,510
				693,379
	Pharmaceuticals — 7.1%
49,183,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	50,160,512
300,000	Bausch Health Cos., Inc. (a)	9.00%	12/15/25	312,453
11,786,000	Bausch Health Cos., Inc. (a)	6.13%	02/01/27	11,849,939
4,349,000	Bausch Health Cos., Inc. (a)	5.00%	01/30/28	3,673,948
1,815,000	Bausch Health Cos., Inc. (a)	4.88%	06/01/28	1,724,559
1,384,000	Bausch Health Cos., Inc. (a)	5.00%	02/15/29	1,118,978
3,818,000	Bausch Health Cos., Inc. (a)	6.25%	02/15/29	3,236,519
3,000,000	Bausch Health Cos., Inc. (a)	7.25%	05/30/29	2,696,700
5,000,000	Bausch Health Cos., Inc. (a)	5.25%	01/30/30	4,061,950
1,730,000	Bausch Health Cos., Inc. (a)	5.25%	02/15/31	1,382,261
169,000	Cheplapharm Arzneimittel GmbH (a)	5.50%	01/15/28	170,446
16,083,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)	9.50%	07/31/27	15,925,949
16,658,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)	6.00%	06/30/28	11,302,953
10,000,000	Endo Luxembourg Finance Co. I S.A.R.L / Endo U.S., Inc. (a) (b)	6.13%	04/01/29	9,509,950
286,000	Jazz Securities DAC (a)	4.38%	01/15/29	284,470
1,000,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (c) (d)	5.63%	10/15/23	536,100
1,750,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (c) (d)	5.50%	04/15/25	938,892
22,400,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (d)	10.00%	04/15/25	21,453,600
15,776,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (d)	10.00%	04/15/25	8,881,854
				149,222,033
	Real Estate Services — 0.3%
5,346,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.88%	04/15/23	5,484,996

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Research & Consulting Services — 0.2%
$3,774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	$3,830,799

	Restaurants — 0.4%
9,166,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	8,498,807

	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	1,028,762

	Trading Companies & Distributors — 0.2%
4,371,000	Vistajet Malta Finance PLC / XO Management Holding, Inc. (a)	6.38%	02/01/30	4,351,156
	Total Foreign Corporate Bonds and Notes			256,366,894
	(Cost $262,784,350)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 33.6%
	Aerospace & Defense — 0.4%
536,060	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 5.75%, 0.50% Floor	6.25%	07/31/29	543,656
7,005,882	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/01/28	6,994,183
				7,537,839
	Application Software — 11.3%
6,835,921	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	6,815,755
3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR + 7.75%, 1.00% Floor	8.75%	07/30/28	3,058,140
1,116	Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	1,116
440,836	Flexera Software LLC, 2020 Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	440,650
21,503,318	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	21,509,984
24,236,677	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	24,221,650
22,005,890	Hyland Software, Inc., 2018 Refinancing Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	21,994,887
14,236,506	Hyland Software, Inc., 2021 Incremental Term Facility, 1 Mo. LIBOR + 6.25%, 0.75% Floor	7.00%	07/10/25	14,307,688
21,247,006	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	21,127,598
24,359,455	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/13/24	24,228,645
19,021,355	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.36%	02/23/29	19,104,669
1,056,610	ION Trading Technologies, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.97%	04/01/28	1,056,609
19,414,803	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.86%	08/31/27	19,237,934
5,421,476	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	5,414,700

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$7,279,107	RealPage, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	04/22/29	$7,355,538
42,663,971	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/24	42,224,105
4,071,324	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	4,068,067
				236,167,735
	Broadcasting — 0.6%
13,142,460	Sinclair Television Group, Inc., Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	01/03/24	12,896,039

	Casinos & Gaming — 1.1%
23,070,098	Golden Nugget, Inc. (Fertitta Entertainment LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.50%	01/27/29	23,137,462

	Education Services — 0.0%
357,709	Ascensus Holdings, Inc. (Mercury), Incremental Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.50% Floor	7.00%	08/02/29	357,709

	Electronic Equipment & Instruments — 0.4%
7,516,175	Verifone Systems, Inc., Initial Term Loan, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.18%	08/20/25	7,445,222

	Environmental & Facilities Services — 0.9%
18,597,392	Packers Holdings LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	18,488,969

	Health Care Distributors — 0.2%
4,319,106	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35% - 4.36%	07/09/25	4,263,304
398,473	Radiology Partners, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.36%	07/09/25	393,324
				4,656,628
	Health Care Services — 6.8%
4,987,915	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.18%	06/20/26	4,957,988
5,812,233	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	3.88%	12/23/27	5,767,711
5,955,881	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	5,934,798
2,094,132	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	1,970,578
1,352,308	athenahealth, Inc (Minerva Merger Sub, Inc.), Delayed Draw Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	1,345,830
7,978,616	athenahealth, Inc (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	01/27/29	7,940,398
20,504,141	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	09/30/28	20,509,267
7,885,223	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	7,795,410
6,295,126	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B-1, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	6,223,425
444,423	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/01/28	439,361

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$12,564,411	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/10/25	$9,704,877
879,543	Help at Home (HAH Group Holding Co. LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	877,898
6,962,250	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	6,949,231
16,470,369	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	16,453,240
1,048,967	SCP Health (Onex TSG Intermediate Corp.), Initial Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	1,051,589
3,241,308	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	3,235,441
20,568,445	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	19,817,696
3,582,104	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 6 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	09/30/28	3,572,038
17,055,813	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	16,818,566
				141,365,342
	Health Care Technology — 2.2%
8,123,116	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), Term Loan 2021 Reprice, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	8,111,257
890,334	Clario (fka eResearch Technology, Inc.), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	892,008
4,147,013	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/10/28	4,133,411
2,266,978	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	10/23/26	2,262,738
3,375	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	3,377
1,339,959	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	1,340,804
28,252,810	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/27/25	28,224,557
				44,968,152
	Industrial Machinery — 0.2%
5,233,126	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1, 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	5,233,126

	Insurance Brokers — 0.9%
4,497,553	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/10/25	4,456,086
5,269,262	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/09/25	5,217,781
9,242,577	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	9,221,041
				18,894,908
	Integrated Telecommunication Services — 0.7%
8,447,172	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	8,423,942

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services (Continued)
$5,915,873	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/14/26	$5,888,779
				14,312,721
	Managed Health Care — 0.2%
4,987,500	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/31/28	4,838,524

	Movies & Entertainment — 1.1%
1,572,827	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	1,665,230
2,831,537	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (g)	15.25%	05/23/24	3,337,674
19,384,351	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	14,668,139
2,311,302	PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	2,305,524
1,420,779	PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	1,407,751
				23,384,318
	Pharmaceuticals — 2.8%
2,228,196	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (h)	8.50%	09/30/25	2,245,309
5,558,000	Endo LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/27/28	5,403,599
20,296,566	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 5.25%, 0.75% Floor (d)	6.00%	09/24/24	18,951,919
1,166,824	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (d)	6.25%	02/24/25	1,090,257
26,214,250	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	26,178,336
3,130,416	Parexel International Corp. (Phoenix Newco), Term Loan (First Lien), 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/15/28	3,128,945
1,503,879	Perrigo Rx (Padagis LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	07/06/28	1,499,187
				58,497,552
	Research & Consulting Services — 0.1%
1,971,187	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	1,972,823

	Restaurants — 0.1%
1,897,215	Portillo’s Holdings LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	1,898,012

	Soft Drinks — 0.0%
1,033,595	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), Term Loan (Second Lien), 1 Mo. SOFR + 6.00%, 0.50% Floor	6.50%	01/24/30	1,038,763

	Specialized Consumer Services — 2.0%
31,741,493	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	01/31/28	31,767,838

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialized Consumer Services (Continued)
$9,717,375	Asurion LLC, Term Loan B-4 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	01/20/29	$9,723,497
				41,491,335
	Specialized Finance — 0.3%
6,959,536	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	6,959,536

	Specialty Stores — 0.5%
7,354,351	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/05/28	7,346,703
2,159,959	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/12/28	2,155,229
				9,501,932
	Systems Software — 0.8%
1,238,882	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	1,244,494
6,000,877	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.97%	10/02/25	5,976,634
9,246,070	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	9,210,565
				16,431,693
	Total Senior Floating-Rate Loan Interests			701,476,340
	(Cost $702,718,007)

Shares	Description	Value

COMMON STOCKS — 0.1%
	Pharmaceuticals — 0.1%
259,956	Akorn, Inc. (i) (j)	2,458,794
	(Cost $2,979,179)

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
828,940	Cineworld Group PLC, expiring 11/23/25 (i) (k)	224,640
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
1,629	Vista Energy Corp., no expiration date (i) (k)	2,232
	(Cost $2,831)

MONEY MARKET FUNDS — 0.6%
13,146,382	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (l)	13,146,382
	(Cost $13,146,382)

	Total Investments — 122.5%	2,558,745,542
	(Cost $2,587,455,434)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS SOLD SHORT — (27.2)%

$(50,000,000)	U.S. Treasury Bill	(m)	02/08/22	$(49,999,742)
(30,000,000)	U.S. Treasury Bill	(m)	02/10/22	(29,999,792)
(32,000,000)	U.S. Treasury Bill	(m)	02/17/22	(31,999,642)
(13,000,000)	U.S. Treasury Bill	(m)	02/22/22	(12,999,818)
(52,000,000)	U.S. Treasury Bill	(m)	02/24/22	(51,998,995)
(46,000,000)	U.S. Treasury Bill	(m)	03/03/22	(45,998,850)
(95,000,000)	U.S. Treasury Bill	(m)	03/08/22	(94,997,460)
(75,000,000)	U.S. Treasury Bill	(m)	03/10/22	(74,997,861)
(65,000,000)	U.S. Treasury Bill	(m)	03/15/22	(64,997,971)
(110,000,000)	U.S. Treasury Bill	(m)	03/17/22	(109,996,269)
	Total U.S. Treasury Bills Sold Short			(567,986,400)
	(Proceeds $567,977,791)

	Net Other Assets and Liabilities — 4.7%			97,273,151
	Net Assets — 100.0%			$2,088,032,293

1

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $1,662,231,558 or 79.6% of net assets.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(d)	The issuer has filed for protection in bankruptcy court.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2021 through January 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $58,466 for Cineworld Group PLC.
(h)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2021 through January 31, 2022), this security paid all of its interest in cash.
(i)	Non-income producing security.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $2,458,794 or 0.1% of net assets.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	Rate shown reflects yield as of January 31, 2022.
(m)	Zero coupon security.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,585,070,260	$—	$1,585,070,260	$—
Foreign Corporate Bonds and Notes*	256,366,894	—	256,366,894	—
Senior Floating-Rate Loan Interests*	701,476,340	—	701,476,340	—
Common Stocks*	2,458,794	—	2,458,794	—
Warrants*	224,640	—	224,640	—
Rights*	2,232	—	2,232	—
Money Market Funds	13,146,382	13,146,382	—	—
Total Investments	$2,558,745,542	$13,146,382	$2,545,599,160	$—

LIABILITIES TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills Sold Short	$(567,986,400)	$—	$(567,986,400)	$—

* See Portfolio of Investments for industry breakout.

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Unfunded Loan Commitments As of January 31, 2022, the Fund had the following unfunded loan commitments:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$973,801	$971,500	$962,709	$(8,791)
Veritext Corp. (VT TopCo, Inc.), Term Loan	345,822	344,093	346,109	2,016
		$1,315,593	$1,308,818	$(6,775)

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 44.5%
	Aerospace/Defense — 0.9%
$2,919,000	Boeing (The) Co.	2.13%	03/01/22	$2,924,902
19,500,000	Boeing (The) Co.	2.70%	05/01/22	19,617,364
11,215,000	Boeing (The) Co.	2.20%	10/30/22	11,309,848
1,676,000	Boeing (The) Co.	1.17%	02/04/23	1,673,757
				35,525,871
	Agriculture — 1.0%
19,036,000	Altria Group, Inc.	2.85%	08/09/22	19,241,783
12,452,000	BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)	1.04%	08/15/22	12,475,231
10,000,000	BAT Capital Corp.	2.76%	08/15/22	10,089,647
				41,806,661
	Airlines — 0.3%
11,244,000	Southwest Airlines Co.	2.75%	11/16/22	11,421,379

	Auto Manufacturers — 4.7%
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	0.52%	05/10/23	20,035,032
6,159,000	BMW US Capital LLC, SOFR Compounded Index + 0.53% (a) (b)	0.58%	04/01/24	6,189,403
9,180,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.06%	02/15/22	9,182,838
20,303,000	Daimler Finance North America LLC (b)	2.55%	08/15/22	20,499,904
5,000,000	Daimler Trucks Finance North America LLC, SOFR + 0.60% (a) (b)	0.65%	12/14/23	5,012,708
4,000,000	Daimler Trucks Finance North America LLC (b)	1.13%	12/14/23	3,964,340
2,994,000	General Motors Financial Co., Inc.	3.15%	06/30/22	3,019,229
13,200,000	General Motors Financial Co., Inc.	3.55%	07/08/22	13,357,510
7,000,000	General Motors Financial Co., Inc.	3.25%	01/05/23	7,126,937
3,000,000	General Motors Financial Co., Inc.	4.15%	06/19/23	3,098,029
15,000,000	General Motors Financial Co., Inc., SOFR + 0.76% (a)	0.81%	03/08/24	15,033,806
14,108,000	Hyundai Capital America (b)	3.95%	02/01/22	14,108,000
3,470,000	Hyundai Capital America (b)	3.10%	04/05/22	3,484,540
9,617,000	Hyundai Capital America (b)	1.15%	11/10/22	9,596,966
8,665,000	Hyundai Capital America (b)	2.38%	02/10/23	8,758,386
7,000,000	Hyundai Capital America (b)	1.00%	09/17/24	6,810,617
3,000,000	Nissan Motor Acceptance Co. LLC, 3 Mo. LIBOR + 0.64% (a) (b)	0.83%	03/08/24	2,999,363
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (a)	0.34%	09/13/24	9,979,624
10,000,000	Toyota Motor Credit Corp., Medium-Term Note	1.15%	05/26/22	10,013,994
9,960,000	Volkswagen Group of America Finance LLC (b)	2.90%	05/13/22	10,025,231
8,285,000	Volkswagen Group of America Finance LLC (b)	2.70%	09/26/22	8,376,232
5,000,000	Volkswagen Group of America Finance LLC (b)	3.13%	05/12/23	5,108,712
				195,781,401
	Banks — 7.4%
6,000,000	Bank of America Corp. (c)	3.00%	12/20/23	6,093,993
5,000,000	Bank of America Corp. (c)	3.55%	03/05/24	5,114,623
10,000,000	Bank of America Corp., SOFR + 0.69% (a)	0.74%	04/22/25	10,054,576
22,101,000	Bank of America Corp., Global Medium-Term Note (c)	2.82%	07/21/23	22,280,491
1,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	0.97%	03/05/24	1,005,130
15,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. Bloomberg Short Term Bank Yield + 0.43% (a)	0.59%	05/28/24	15,009,000
5,385,000	Capital One N.A., 3 Mo. LIBOR + 0.82% (a)	0.96%	08/08/22	5,392,867
9,959,000	Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)	1.22%	04/25/22	9,965,077
19,515,000	Citigroup, Inc.	4.05%	07/30/22	19,840,290
11,860,000	Citigroup, Inc. (c)	2.88%	07/24/23	11,959,152
2,586,000	Citigroup, Inc. (c)	1.68%	05/15/24	2,595,750

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$750,000	Citizens Bank N.A.	2.65%	05/26/22	$753,791
5,000,000	Fifth Third Bancorp	2.60%	06/15/22	5,026,974
15,000,000	Goldman Sachs Group, (The), Inc., SOFR + 0.43% (a)	0.48%	03/08/23	15,001,207
3,000,000	Goldman Sachs Group, (The), Inc.	0.52%	03/08/23	2,977,910
16,960,000	Goldman Sachs Group, (The), Inc. (c)	2.91%	07/24/23	17,097,145
3,000,000	Goldman Sachs Group, (The), Inc. (c)	0.63%	11/17/23	2,982,311
12,500,000	Goldman Sachs Group, (The), Inc., SOFR + 0.50% (a)	0.55%	09/10/24	12,480,384
4,000,000	Goldman Sachs Group, (The), Inc., SOFR + 0.49% (a)	0.54%	10/21/24	3,989,635
6,935,000	JPMorgan Chase & Co. (c)	2.78%	04/25/23	6,959,463
9,000,000	JPMorgan Chase & Co.	3.38%	05/01/23	9,238,430
12,000,000	JPMorgan Chase & Co., SOFR + 0.58% (a)	0.63%	03/16/24	12,027,456
3,000,000	JPMorgan Chase & Co. (c)	3.56%	04/23/24	3,080,037
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (a)	0.58%	06/01/25	10,016,822
7,378,000	Morgan Stanley	2.75%	05/19/22	7,429,129
2,000,000	Morgan Stanley (c)	0.73%	04/05/24	1,984,768
15,000,000	Morgan Stanley, Global Medium-Term Note (c)	0.79%	01/22/25	14,711,418
3,000,000	Morgan Stanley, Medium-Term Note	4.10%	05/22/23	3,101,922
7,096,000	Morgan Stanley, Medium-Term Note (c)	0.53%	01/25/24	7,039,455
11,261,000	Synchrony Bank	3.00%	06/15/22	11,337,621
10,000,000	Truist Bank, 3 Mo. LIBOR + 0.59% (a)	0.75%	05/17/22	10,009,242
3,000,000	Truist Bank, SOFR + 0.73% (a)	0.78%	03/09/23	3,014,140
12,137,000	Truist Financial Corp., Medium-Term Note	3.05%	06/20/22	12,229,820
12,000,000	Truist Financial Corp., Medium-Term Note, SOFR + 0.40% (a)	0.45%	06/09/25	11,970,139
10,030,000	Wells Fargo & Co., Medium-Term Note	3.50%	03/08/22	10,060,046
1,430,000	Wells Fargo & Co., Medium-Term Note (c)	1.65%	06/02/24	1,431,852
				305,262,066
	Beverages — 0.0%
1,350,000	Constellation Brands, Inc.	4.25%	05/01/23	1,396,690

	Biotechnology — 0.3%
11,250,000	Gilead Sciences, Inc.	0.75%	09/29/23	11,136,261
1,750,000	Illumina, Inc.	0.55%	03/23/23	1,737,822
				12,874,083
	Building Materials — 0.1%
5,000,000	Martin Marietta Materials, Inc.	0.65%	07/15/23	4,946,727

	Chemicals — 0.5%
18,859,000	Sherwin-Williams (The) Co.	2.75%	06/01/22	18,950,413
3,140,000	Westlake Chemical Corp.	0.88%	08/15/24	3,060,901
				22,011,314
	Commercial Services — 0.2%
2,380,000	Global Payments, Inc.	3.75%	06/01/23	2,435,909
7,053,000	Moody’s Corp.	2.63%	01/15/23	7,153,671
				9,589,580
	Computers — 0.0%
1,660,000	HP, Inc.	4.05%	09/15/22	1,695,993

	Diversified Financial Services — 2.6%
7,070,000	AIG Global Funding (b)	2.30%	07/01/22	7,121,364
12,899,000	Ally Financial, Inc.	4.63%	05/19/22	13,050,332
14,495,000	American Express Co., 3 Mo. LIBOR + 0.62% (a)	0.78%	05/20/22	14,511,270
4,000,000	Capital One Financial Corp.	3.20%	01/30/23	4,079,027

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$8,000,000	Capital One Financial Corp., SOFR + 0.69% (a)	0.74%	12/06/24	$7,996,550
15,592,000	Discover Financial Services	5.20%	04/27/22	15,765,232
2,500,000	Intercontinental Exchange, Inc.	2.35%	09/15/22	2,518,535
23,929,000	Nasdaq, Inc.	0.45%	12/21/22	23,797,423
19,639,000	Synchrony Financial	2.85%	07/25/22	19,793,751
				108,633,484
	Electric — 4.7%
10,410,000	Alabama Power Co., Series 17A	2.45%	03/30/22	10,425,771
1,695,000	American Electric Power Co., Inc., Series F	2.95%	12/15/22	1,715,717
1,360,000	CenterPoint Energy Houston Electric LLC	2.25%	08/01/22	1,364,534
7,070,000	CenterPoint Energy, Inc., SOFR Compounded Index + 0.65% (a)	0.70%	05/13/24	7,070,366
7,000,000	Dominion Energy, Inc., Series D, 3 Mo. LIBOR + 0.53% (a)	0.73%	09/15/23	7,003,910
5,900,000	Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)	0.85%	03/11/22	5,903,337
3,574,000	Duke Energy Corp.	2.40%	08/15/22	3,599,826
8,626,000	Duke Energy Corp.	3.05%	08/15/22	8,684,255
3,000,000	Duke Energy Corp., SOFR + 0.25% (a)	0.30%	06/10/23	2,995,267
18,702,000	Entergy Corp.	4.00%	07/15/22	18,871,781
23,956,000	Exelon Generation Co. LLC	3.40%	03/15/22	24,011,523
5,260,000	NextEra Energy Capital Holdings, Inc., SOFR Compounded Index + 0.54% (a)	0.59%	03/01/23	5,269,410
15,040,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	14,976,572
10,000,000	NextEra Energy Capital Holdings, Inc., SOFR + 0.40% (a)	0.45%	11/03/23	10,002,375
15,000,000	Oklahoma Gas and Electric Co.	0.55%	05/26/23	14,841,324
4,018,000	Pacific Gas and Electric Co., 3 Mo. LIBOR + 1.48% (a)	1.69%	06/16/22	4,019,581
12,626,000	Pacific Gas and Electric Co.	1.75%	06/16/22	12,623,772
1,000,000	Pacific Gas and Electric Co., SOFR + 1.15% (a)	1.20%	11/14/22	999,798
4,200,000	PPL Electric Utilities Corp., SOFR + 0.33% (a)	0.38%	06/24/24	4,198,734
5,000,000	Public Service Enterprise Group, Inc.	0.84%	11/08/23	4,924,585
15,000,000	Southern California Edison Co., SOFR Compounded Index + 0.64% (a)	0.69%	04/03/23	15,018,472
4,000,000	Southern California Edison Co., Series F, SOFR Compounded Index + 0.35% (a)	0.40%	06/13/22	4,000,654
4,000,000	Southern California Edison Co., Series J	0.70%	08/01/23	3,959,585
7,550,000	Southern (The) Co., Series 2021, SOFR + 0.37% (a)	0.42%	05/10/23	7,540,560
				194,021,709
	Food — 0.4%
7,086,000	Conagra Brands, Inc.	3.20%	01/25/23	7,194,537
10,000,000	Conagra Brands, Inc.	0.50%	08/11/23	9,855,955
				17,050,492
	Gas — 0.4%
5,864,000	CenterPoint Energy Resources Corp., 3 Mo. LIBOR + 0.50% (a)	0.67%	03/02/23	5,866,303
7,000,000	CenterPoint Energy Resources Corp.	0.70%	03/02/23	6,953,702
5,000,000	Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)	0.55%	09/14/23	4,997,329
				17,817,334
	Health Care Products — 2.5%
10,000,000	Baxter International, Inc., SOFR + 0.26% (a) (b)	0.31%	12/01/23	9,984,334
8,000,000	Baxter International, Inc. (b)	0.87%	12/01/23	7,900,729
10,000,000	Baxter International, Inc., SOFR + 0.44% (a) (b)	0.49%	11/29/24	9,973,050
7,232,000	Boston Scientific Corp.	3.38%	05/15/22	7,288,240
16,000,000	PerkinElmer, Inc.	0.55%	09/15/23	15,798,346

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Health Care Products (Continued)
$6,000,000	Thermo Fisher Scientific, Inc., SOFR + 0.35% (a)	0.40%	04/18/23	$6,000,250
10,000,000	Thermo Fisher Scientific, Inc., SOFR + 0.39% (a)	0.44%	10/18/23	9,996,589
14,855,000	Thermo Fisher Scientific, Inc.	0.80%	10/18/23	14,717,099
1,000,000	Thermo Fisher Scientific, Inc., SOFR + 0.53% (a)	0.58%	10/18/24	1,000,636
20,731,000	Zimmer Biomet Holdings, Inc.	3.15%	04/01/22	20,773,083
				103,432,356
	Health Care Services — 0.9%
460,000	Aetna, Inc.	2.80%	06/15/23	468,546
11,754,000	Anthem, Inc.	3.13%	05/15/22	11,837,027
6,375,000	Anthem, Inc.	2.95%	12/01/22	6,470,574
1,510,000	Anthem, Inc.	3.30%	01/15/23	1,541,774
2,000,000	Anthem, Inc.	0.45%	03/15/23	1,984,923
14,500,000	Humana, Inc.	0.65%	08/03/23	14,323,567
				36,626,411
	Insurance — 2.6%
13,125,000	Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)	1.44%	07/01/22	13,184,346
5,246,000	Athene Global Funding (b)	3.00%	07/01/22	5,296,919
5,000,000	Athene Global Funding, SOFR + 0.70% (a) (b)	0.75%	05/24/24	5,010,110
3,000,000	Brighthouse Financial Global Funding, SOFR + 0.76% (a) (b)	0.81%	04/12/24	3,022,179
25,000,000	MET Tower Global Funding, SOFR + 0.55% (a) (b)	0.60%	01/17/23	25,088,543
2,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	0.62%	01/13/23	2,007,281
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	0.35%	09/27/24	6,991,874
25,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.51%	01/10/23	25,029,752
13,054,000	Principal Life Global Funding II, SOFR + 0.45% (a) (b)	0.50%	04/12/24	13,102,261
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	0.43%	08/23/24	5,007,066
4,020,000	Reliance Standard Life Global Funding II (b)	2.63%	07/22/22	4,056,646
				107,796,977
	Lodging — 0.2%
7,000,000	Hyatt Hotels Corp., SOFR Compounded Index + 1.05% (a)	1.10%	10/01/23	7,015,359
3,000,000	Hyatt Hotels Corp.	1.30%	10/01/23	2,976,827
				9,992,186
	Machinery-Construction & Mining — 0.1%
3,000,000	Caterpillar Financial Services Corp., Medium-Term Note	0.95%	05/13/22	3,004,360

	Machinery-Diversified — 0.6%
15,000,000	John Deere Capital Corp., Medium-Term Note, 3 Mo. LIBOR + 0.49% (a)	0.69%	06/13/22	15,019,522
10,000,000	Rockwell Automation, Inc.	0.35%	08/15/23	9,871,842
				24,891,364
	Media — 1.0%
21,979,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.46%	07/23/22	22,226,163
11,612,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3 Mo. LIBOR + 1.65% (a)	1.97%	02/01/24	11,898,860
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)	0.56%	09/01/22	5,006,867
				39,131,890
	Oil & Gas — 1.1%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	0.86%	09/19/22	9,191,406
12,796,000	Chevron Corp.	2.41%	03/03/22	12,793,136

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
$16,153,000	ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a)	1.06%	05/15/22	$16,188,378
5,154,000	Phillips 66	4.30%	04/01/22	5,185,778
				43,358,698
	Pharmaceuticals — 3.5%
25,629,000	AbbVie, Inc.	2.90%	11/06/22	25,996,876
12,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a)	0.81%	11/21/22	12,046,286
1,107,000	AmerisourceBergen Corp.	0.74%	03/15/23	1,100,923
19,780,000	Astrazeneca Finance LLC	0.70%	05/28/24	19,431,941
17,825,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	18,430,334
6,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)	0.54%	05/16/22	6,004,793
1,129,000	Cigna Corp.	3.75%	07/15/23	1,165,272
6,609,000	CVS Health Corp.	3.50%	07/20/22	6,668,371
7,900,000	CVS Health Corp.	2.75%	12/01/22	7,986,224
11,819,000	McKesson Corp.	2.70%	12/15/22	11,948,806
9,443,000	Mylan, Inc. (b)	3.13%	01/15/23	9,599,982
21,939,000	Viatris, Inc.	1.13%	06/22/22	21,966,742
				142,346,550
	Pipelines — 2.5%
13,656,000	Energy Transfer, L.P. / Regency Energy Finance Corp.	5.00%	10/01/22	13,886,568
6,442,000	Enterprise Products Operating LLC	3.50%	02/01/22	6,442,000
6,185,000	Enterprise Products Operating LLC	4.05%	02/15/22	6,192,625
7,000,000	Enterprise Products Operating LLC	3.35%	03/15/23	7,130,714
16,903,000	Kinder Morgan Energy Partners, L.P.	4.15%	03/01/22	16,949,037
7,131,000	ONEOK Partners, L.P.	3.38%	10/01/22	7,205,683
20,268,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	3.65%	06/01/22	20,318,240
9,700,000	Southern Natural Gas Co. LLC (b)	0.63%	04/28/23	9,606,626
16,770,000	Williams Cos., (The), Inc.	3.35%	08/15/22	16,894,514
				104,626,007
	Real Estate Investment Trusts — 0.4%
15,190,000	Public Storage, SOFR + 0.47% (a)	0.52%	04/23/24	15,191,386

	Retail — 0.2%
3,000,000	AutoZone, Inc.	3.13%	07/15/23	3,066,381
4,207,000	O’reilly Automotive, Inc.	3.80%	09/01/22	4,248,163
				7,314,544
	Semiconductors — 1.3%
10,000,000	Intel Corp., 3 Mo. LIBOR + 0.35% (a)	0.50%	05/11/22	10,007,867
9,435,000	Microchip Technology, Inc.	4.33%	06/01/23	9,758,920
5,820,000	Microchip Technology, Inc. (b)	0.98%	09/01/24	5,667,025
1,727,000	Qorvo, Inc. (b)	1.75%	12/15/24	1,699,282
25,108,000	Skyworks Solutions, Inc.	0.90%	06/01/23	24,860,725
				51,993,819
	Software — 2.2%
12,554,000	Autodesk, Inc.	3.60%	12/15/22	12,765,445
4,192,000	Cadence Design Systems, Inc.	4.38%	10/15/24	4,453,589
11,802,000	Fiserv, Inc.	3.50%	10/01/22	11,935,656
19,121,000	Infor, Inc. (b)	1.45%	07/15/23	19,065,066
17,376,000	Oracle Corp.	2.50%	05/15/22	17,419,185
4,207,000	Oracle Corp.	2.50%	10/15/22	4,250,463
8,287,000	Roper Technologies, Inc.	0.45%	08/15/22	8,275,767

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$3,659,000	Roper Technologies, Inc.	3.13%	11/15/22	$3,703,661
7,000,000	VMware, Inc.	0.60%	08/15/23	6,909,179
				88,778,011
	Telecommunications — 1.2%
17,822,000	AT&T, Inc.	3.00%	06/30/22	17,919,340
9,936,000	AT&T, Inc., SOFR Compounded Index + 0.64% (a)	0.69%	03/25/24	9,939,153
10,000,000	AT&T, Inc., 3 Mo. LIBOR + 1.18% (a)	1.38%	06/12/24	10,184,535
11,421,000	Verizon Communications, Inc., SOFR Compounded Index + 0.50% (a)	0.55%	03/22/24	11,456,668
				49,499,696
	Transportation — 0.5%
1,312,000	Ryder System, Inc., Medium-Term Note	2.80%	03/01/22	1,312,355
20,227,000	Ryder System, Inc., Medium-Term Note	2.50%	09/01/22	20,388,821
				21,701,176
	Trucking & Leasing — 0.2%
1,440,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	4.88%	07/11/22	1,464,714
5,108,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	4.25%	01/17/23	5,256,223
				6,720,937
	Total Corporate Bonds and Notes			1,836,241,152
	(Cost $1,840,052,980)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 26.9%
	Agriculture — 0.8%
10,000,000	BAT International Finance PLC	0.30%	02/04/22	9,999,750
15,000,000	BAT International Finance PLC	0.31%	02/25/22	14,996,900
7,000,000	BAT International Finance PLC	0.61%	07/12/22	6,981,211
				31,977,861
	Auto Manufacturers — 1.5%
5,000,000	General Motors Financial Co., Inc.	0.52%	02/15/22	4,999,008
10,000,000	General Motors Financial Co., Inc.	0.41%	02/17/22	9,998,222
5,000,000	General Motors Financial Co., Inc.	0.49%	03/28/22	4,996,333
10,000,000	Harley-Davidson Financial Services, Inc.	0.34%	02/09/22	9,999,244
10,000,000	Harley-Davidson Financial Services, Inc.	0.40%	03/02/22	9,996,858
10,000,000	Harley-Davidson Financial Services, Inc.	0.44%	03/03/22	9,996,416
10,000,000	Harley-Davidson Financial Services, Inc.	0.44%	03/07/22	9,995,938
				59,982,019
	Building Materials — 0.9%
10,000,000	Fortune Brands Home & Security, Inc.	0.30%	02/11/22	9,999,167
15,000,000	Fortune Brands Home & Security, Inc.	0.32%	02/22/22	14,997,200
10,000,000	Fortune Brands Home & Security, Inc.	0.32%	02/25/22	9,997,866
				34,994,233
	Chemicals — 3.2%
10,000,000	Albemarle Corp.	0.41%	02/03/22	9,999,778
7,000,000	Albemarle Corp.	0.31%	02/10/22	6,999,458

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Chemicals (Continued)
$10,000,000	Albemarle Corp.	0.35%	02/11/22	$9,999,028
10,000,000	Albemarle Corp.	0.35%	02/22/22	9,997,958
10,000,000	Albemarle Corp.	0.35%	02/25/22	9,997,666
7,900,000	Albemarle Corp.	0.41%	03/02/22	7,897,454
10,000,000	Eastman Chemical Co.	0.30%	02/07/22	9,999,500
10,000,000	Eastman Chemical Co.	0.30%	02/09/22	9,999,333
20,000,000	FMC Corp.	0.46%	02/14/22	19,996,749
20,000,000	FMC Corp.	0.46%	02/22/22	19,994,749
15,000,000	International Flavors & Fragrances, Inc.	0.56%	03/29/22	14,987,154
				129,868,827
	Diversified Financial Services — 2.1%
5,000,000	Aviation Capital Group LLC	0.23%	02/01/22	5,000,000
15,000,000	Aviation Capital Group LLC	0.45%	02/07/22	14,998,900
15,000,000	Aviation Capital Group LLC	0.47%	02/15/22	14,997,316
30,000,000	CNPC Finance HK Ltd.	0.31% - 0.35%	02/10/22	29,997,524
13,000,000	Intercontinental Exchange, Inc.	0.37%	02/08/22	12,999,090
10,000,000	Nasdaq, Inc.	0.36%	02/10/22	9,999,125
				87,991,955
	Electric — 2.3%
15,000,000	American Electric Power Co., Inc.	0.47%	02/14/22	14,997,507
10,000,000	American Electric Power Co., Inc.	0.41%	03/01/22	9,996,600
10,000,000	American Electric Power Co., Inc.	0.31%	03/14/22	9,996,470
15,000,000	Enel Finance America LLC	0.42%	03/21/22	14,991,771
15,000,000	Hawaiian Electric Industries, Inc.	0.30%	02/02/22	14,999,875
15,000,000	Sempra Energy	0.27%	02/23/22	14,997,525
15,000,000	Sempra Energy	0.27%	02/24/22	14,997,412
				94,977,160
	Electronics — 1.9%
10,000,000	Arrow Electronics, Inc.	0.30%	02/04/22	9,999,750
15,000,000	Arrow Electronics, Inc.	0.30%	02/14/22	14,998,375
15,000,000	Fortive Corp.	0.30%	03/18/22	14,994,375
20,000,000	Jabil, Inc.	0.38%	02/01/22	20,000,000
5,000,000	Jabil, Inc.	0.41%	02/08/22	4,999,601
15,000,000	Jabil, Inc.	0.51%	02/18/22	14,996,457
				79,988,558
	Food — 1.1%
15,000,000	Conagra Brands, Inc.	0.30%	02/09/22	14,999,000
15,000,000	Conagra Brands, Inc.	0.35%	02/10/22	14,998,687
15,000,000	Smithfield Foods, Inc.	0.27%	02/08/22	14,999,212
				44,996,899
	Health Care Products — 0.6%
5,000,000	Baxter International, Inc.	0.30%	03/04/22	4,998,708
10,000,000	Thermo Fisher Scientific, Inc.	0.36%	03/02/22	9,997,179
10,000,000	Thermo Fisher Scientific, Inc.	0.41%	04/01/22	9,993,440
				24,989,327
	Health Care Services — 0.6%
15,000,000	Humana, Inc.	0.30%	02/01/22	15,000,000

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Health Care Services (Continued)
$8,500,000	Humana, Inc.	0.33%	02/11/22	$8,499,221
				23,499,221
	Miscellaneous Manufacturing — 0.9%
12,000,000	Parker-Hannifin Corp.	0.35%	02/03/22	11,999,767
12,000,000	Parker-Hannifin Corp.	0.35%	02/16/22	11,998,250
15,000,000	Parker-Hannifin Corp.	0.48%	02/23/22	14,995,690
				38,993,707
	Oil & Gas — 0.7%
20,000,000	Sinopec Century Bright Capital Investment America LLC	0.30%	02/02/22	19,999,833
10,000,000	Sinopec Century Bright Capital Investment America LLC	0.28%	02/04/22	9,999,767
				29,999,600
	Pharmaceuticals — 1.7%
10,300,000	Cigna Corp.	0.30%	02/16/22	10,298,712
15,000,000	Cigna Corp.	0.30%	03/14/22	14,994,874
20,000,000	Cigna Corp.	0.31%-0.39%	03/16/22	19,992,175
10,000,000	Viatris, Inc.	0.41%	02/07/22	9,999,333
15,000,000	Viatris, Inc.	0.50%	02/11/22	14,997,917
				70,283,011
	Pipelines — 2.9%
5,000,000	Enbridge US, Inc.	0.36%	02/10/22	4,999,562
15,000,000	Enbridge US, Inc.	0.44%	02/24/22	14,995,877
5,000,000	Enbridge US, Inc.	0.46%	03/17/22	4,997,248
10,000,000	Enbridge US, Inc.	0.51%	03/22/22	9,993,191
40,000,000	Energy Transfer, L.P.	0.35%	02/01/22	40,000,000
15,000,000	TransCanada PipeLines Ltd.	0.31%	02/02/22	14,999,871
15,000,000	TransCanada PipeLines Ltd.	0.31%	02/09/22	14,998,967
15,000,000	TransCanada PipeLines Ltd.	0.33%	02/16/22	14,997,936
				119,982,652
	Real Estate Investment Trusts — 2.0%
13,500,000	Alexandria Real Estate Equities, Inc.	0.30%	02/02/22	13,499,887
15,000,000	Alexandria Real Estate Equities, Inc.	0.26%	02/16/22	14,998,375
15,000,000	Crown Castle International Corp.	0.36%	02/02/22	14,999,850
10,000,000	Crown Castle International Corp.	0.35%	02/03/22	9,999,806
15,000,000	Crown Castle International Corp.	0.39%	02/09/22	14,998,733
15,000,000	Crown Castle International Corp.	0.42%	02/16/22	14,997,375
				83,494,026
	Retail — 2.4%
15,000,000	AutoNation, Inc.	0.26%	02/02/22	14,999,892
20,000,000	AutoNation, Inc.	0.26%	02/04/22	19,999,567
28,100,000	Walgreens Boots Alliance, Inc.	0.25%	02/01/22	28,100,000
20,000,000	Walgreens Boots Alliance, Inc.	0.26%	02/25/22	19,996,533
15,000,000	Walgreens Boots Alliance, Inc.	0.29%	02/28/22	14,996,737
				98,092,729
	Telecommunications — 1.1%
15,000,000	AT&T, Inc.	0.30%-0.32%	03/15/22	14,994,633
20,000,000	Rogers Communications, Inc.	0.30%	02/14/22	19,997,833

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Telecommunications (Continued)
$10,000,000	Rogers Communications, Inc.	0.34%	02/15/22	$9,998,678
				44,991,144
	Transportation — 0.2%
8,200,000	Canadian Pacific Railway Co.	0.27%	02/24/22	8,198,585
	Total Commercial Paper			1,107,301,514
	(Cost $1,107,301,514)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 16.6%
	Agriculture — 0.1%
6,248,000	BAT International Finance PLC (b)	3.25%	06/07/22	6,297,703

	Auto Manufacturers — 0.2%
5,500,000	BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)	0.94%	08/12/22	5,518,343
2,809,000	BMW Finance N.V. (b)	2.25%	08/12/22	2,829,409
				8,347,752
	Banks — 14.2%
4,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.49% (a) (b)	0.65%	11/21/22	4,014,798
10,000,000	Bank of Montreal, Medium-Term Note, SOFR Compounded Index + 0.32% (a)	0.37%	07/09/24	9,971,747
25,000,000	Bank of Nova Scotia (The), SOFR + 0.45% (a)	0.49%	04/15/24	25,036,587
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (a)	0.43%	07/31/24	7,994,927
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR + 0.41% (a) (b)	0.46%	02/04/25	4,989,850
3,181,000	Barclays Bank PLC	1.70%	05/12/22	3,188,890
13,602,000	Barclays PLC (c)	4.61%	02/15/23	13,618,019
15,623,000	Barclays PLC (c)	4.34%	05/16/24	16,141,180
25,000,000	BPCE S.A., Medium-Term Note, 3 Mo. LIBOR + 0.88% (a)	1.05%	05/31/22	25,051,550
17,625,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	0.85%	03/17/23	17,733,250
8,500,000	Canadian Imperial Bank of Commerce, SOFR + 0.34% (a)	0.39%	06/22/23	8,505,303
7,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.70% (a) (b)	0.90%	03/10/22	7,005,005
13,425,000	Cooperatieve Rabobank UA (b)	3.88%	09/26/23	13,956,506
15,000,000	Credit Suisse AG/New York NY, SOFR Compounded Index + 0.38% (a)	0.43%	08/09/23	15,005,707
5,000,000	Credit Suisse AG/New York NY	0.52%	08/09/23	4,933,416
5,000,000	Credit Suisse Group AG (b) (c)	3.00%	12/14/23	5,059,175
17,901,000	Credit Suisse Group Funding Guernsey Ltd.	3.80%	09/15/22	18,231,065
1,044,000	Danske Bank A/S (b) (c)	1.17%	12/08/23	1,041,162
5,000,000	Danske Bank A/S (b) (c)	0.98%	09/10/25	4,858,072
4,014,000	Deutsche Bank AG/New York NY	3.30%	11/16/22	4,080,114
4,992,000	Deutsche Bank AG/New York NY	3.95%	02/27/23	5,124,438
9,621,000	Deutsche Bank AG/New York NY, Series D	5.00%	02/14/22	9,634,467
10,000,000	Deutsche Bank AG/New York NY, Series E, SOFR + 0.50% (a)	0.55%	11/08/23	9,993,799
6,000,000	DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b)	0.79%	12/02/22	6,028,255
6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	0.48%	05/21/24	6,210,359
8,525,000	HSBC Holdings PLC (c)	3.26%	03/13/23	8,545,968
2,980,000	ING Groep N.V., 3 Mo. LIBOR + 1.15% (a)	1.37%	03/29/22	2,985,234

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$9,135,000	ING Groep N.V.	3.15%	03/29/22	$9,174,136
6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (a)	1.21%	10/02/23	6,080,149
5,259,000	Lloyds Bank PLC	2.25%	08/14/22	5,303,046
12,749,000	Lloyds Banking Group PLC (c)	2.86%	03/17/23	12,775,629
21,570,000	Lloyds Banking Group PLC (c)	2.91%	11/07/23	21,823,659
10,000,000	Macquarie Group Ltd. (b) (c)	3.19%	11/28/23	10,138,843
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	0.76%	10/14/25	5,006,081
1,500,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.92% (a)	1.08%	02/22/22	1,500,702
13,685,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	1.05%	07/25/22	13,726,513
9,446,000	Mitsubishi UFJ Financial Group, Inc.	2.67%	07/25/22	9,534,622
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	0.91%	03/02/23	11,052,790
6,295,000	Mizuho Financial Group, Inc. (c)	2.72%	07/16/23	6,340,393
3,306,000	Mizuho Financial Group, Inc. (c)	0.85%	09/08/24	3,267,185
21,542,000	National Bank of Canada (c)	0.90%	08/15/23	21,515,720
5,000,000	National Bank of Canada, SOFR + 0.49% (a)	0.54%	08/06/24	5,008,492
7,600,000	NatWest Group PLC, 3 Mo. LIBOR + 1.47% (a)	1.63%	05/15/23	7,624,972
7,615,000	NatWest Group PLC (c)	2.36%	05/22/24	7,684,551
2,175,000	NatWest Markets PLC, SOFR + 1.66% (a) (b)	1.71%	09/29/22	2,194,389
5,440,000	NatWest Markets PLC (b)	3.63%	09/29/22	5,543,709
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	0.58%	08/12/24	14,915,597
13,890,000	Nordea Bank Abp (b)	4.25%	09/21/22	14,175,403
8,000,000	Royal Bank of Canada, SOFR Compounded Index + 0.36% (a)	0.41%	07/29/24	7,998,994
9,000,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	0.77%	04/29/22	9,009,513
18,454,000	Royal Bank of Canada, Global Medium-Term Note, SOFR Compounded Index + 0.30% (a)	0.35%	01/19/24	18,430,312
4,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.65% (a) (b)	0.85%	12/12/22	4,017,496
11,743,000	Sumitomo Mitsui Financial Group, Inc.	2.78%	07/12/22	11,853,423
4,607,000	Sumitomo Mitsui Financial Group, Inc.	3.10%	01/17/23	4,694,304
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	0.49%	09/16/24	9,996,570
11,482,000	UBS AG/London (b)	1.75%	04/21/22	11,504,679
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	0.50%	08/09/24	4,997,702
15,681,000	UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b)	1.66%	02/01/22	15,681,000
7,332,000	UBS Group AG (b)	3.49%	05/23/23	7,382,561
15,715,000	UBS Group AG (b) (c)	2.86%	08/15/23	15,853,439
5,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)	0.93%	06/28/22	5,013,884
7,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)	0.63%	01/13/23	7,024,690
				586,783,991
	Beverages — 0.9%
14,861,000	Heineken N.V. (b)	3.40%	04/01/22	14,933,781
11,000,000	JDE Peet’s N.V. (b)	0.80%	09/24/24	10,628,242
10,955,000	Pernod Ricard S.A. (b)	4.25%	07/15/22	11,135,617
				36,697,640
	Chemicals — 0.1%
5,575,000	Nutrien Ltd.	1.90%	05/13/23	5,605,784

	Health Care Products — 0.2%
6,978,000	DH Europe Finance II Sarl	2.05%	11/15/22	7,052,435

	Mining — 0.3%
11,264,000	Glencore Finance Canada Ltd. (b)	4.25%	10/25/22	11,531,576

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Miscellaneous Manufacturing — 0.2%
$9,200,000	Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR + 0.61% (a) (b)	0.82%	03/16/22	$9,206,013

	Oil & Gas — 0.1%
1,250,000	Canadian Natural Resources Ltd.	2.95%	01/15/23	1,270,192
1,325,000	Suncor Energy, Inc.	2.80%	05/15/23	1,347,109
				2,617,301
	Pipelines — 0.2%
2,000,000	Enbridge, Inc., SOFR + 0.40% (a)	0.45%	02/17/23	1,999,461
5,442,000	Enbridge, Inc.	0.55%	10/04/23	5,355,210
				7,354,671
	Transportation — 0.1%
5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	4,941,303
	Total Foreign Corporate Bonds and Notes			686,436,169
	(Cost $687,834,646)

ASSET-BACKED SECURITIES — 7.9%
	American Credit Acceptance Receivables Trust
715,598	Series 2020-4, Class A (b)	0.53%	03/13/24	715,616
20,000,000	Series 2020-4, Class B (b)	0.85%	12/13/24	20,000,590
6,201,236	Series 2021-3, Class A (b)	0.33%	06/13/25	6,187,517
9,899,371	Series 2021-4, Class A (b)	0.45%	09/15/25	9,872,154
12,000,000	Series 2022-1, Class A (b)	0.99%	12/15/25	12,002,944
	Avis Budget Rental Car Funding AESOP LLC
16,805,000	Series 2017-2A, Class A (b)	2.97%	03/20/24	17,099,588
	Carvana Auto Receivables Trust
6,821,453	Series 2021-P2, Class A2	0.30%	07/10/24	6,815,251
	Countrywide Asset-Backed Certificates
458,022	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 1.13% (a) (b)	1.23%	12/25/34	458,568
	Dell Equipment Finance Trust
9,268,653	Series 2020-2, Class A2 (b)	0.47%	10/24/22	9,267,351
	Drive Auto Receivables Trust
5,607,716	Series 2021-2, Class A2	0.36%	05/15/24	5,604,120
15,000,000	Series 2021-3, Class A2	0.52%	01/15/25	14,962,674
	DT Auto Owner Trust
3,392,570	Series 2020-3A, Class A (b)	0.54%	04/15/24	3,392,615
8,588,236	Series 2021-4A, Class A (b)	0.56%	09/15/25	8,566,442
	Exeter Automobile Receivables Trust
7,165,000	Series 2020-3A, Class C	1.32%	07/15/25	7,185,144
6,337,479	Series 2021-3A, Class A2	0.34%	01/16/24	6,335,105
5,000,000	Series 2021-4A, Class A2	0.40%	04/15/24	4,994,411
	First Investors Auto Owner Trust
6,134,861	Series 2021-1A, Class A (b)	0.45%	03/16/26	6,118,404
	Flagship Credit Auto Trust
10,573,535	Series 2020-4, Class A (b)	0.53%	04/15/25	10,565,121
10,641,911	Series 2021-3, Class A (b)	0.36%	07/15/27	10,529,368
	Ford Credit Auto Lease Trust
2,957,065	Series 2020-A, Class A3	1.85%	03/15/23	2,961,631
	Foursight Capital Automobile Receivables Trust
2,386,628	Series 2021-1, Class A2 (b)	0.40%	08/15/24	2,385,706
7,681,396	Series 2021-2, Class A2 (b)	0.40%	04/15/25	7,647,204

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Foursight Capital Automobile Receivables Trust (Continued)
$3,715,000	Series 2022-1, Class A2 (b)	1.15%	09/15/25	$3,712,407
	GLS Auto Receivables Issuer Trust
848,265	Series 2020-4A, Class A (b)	0.52%	02/15/24	848,278
13,137,911	Series 2021-3A, Class A (b)	0.42%	01/15/25	13,111,609
9,514,034	Series 2021-4A, Class A (b)	0.84%	07/15/25	9,495,384
	GLS Auto Receivables Trust
6,985,055	Series 2021-2A, Class A (b)	0.31%	11/15/24	6,968,054
	GSAA Home Equity Trust
154,191	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.74% (a)	0.85%	10/25/35	154,443
	Mercedes-Benz Auto Lease Trust
2,203,895	Series 2019-B, Class A3	2.00%	10/17/22	2,206,835
	Mill City Mortgage Loan Trust
32,065	Series 2016-1, Class A1 (b)	2.50%	04/25/57	32,066
	MVW Owner Trust
2,275,762	Series 2018-1A, Class A (b)	3.45%	01/21/36	2,325,854
	Nationstar Home Equity Loan Trust
373,443	Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)	0.39%	09/25/36	373,676
	OSCAR US Funding Trust IX LLC
4,171,955	Series 2018-2A, Class A4 (b)	3.63%	09/10/25	4,207,292
	OSCAR US Funding Trust VII LLC
830,029	Series 2017-2A, Class A4 (b)	2.76%	12/10/24	830,435
	OSCAR US Funding Trust VIII LLC
1,534,089	Series 2018-1A, Class A4 (b)	3.50%	05/12/25	1,538,507
	OSCAR US Funding X LLC
2,522,445	Series 2019-1A, Class A3 (b)	3.18%	05/10/23	2,528,549
	OSCAR US Funding XI LLC
3,713,664	Series 2019-2A, Class A3 (b)	2.59%	09/11/23	3,730,747
	OSCAR US Funding XIII LLC
18,042,210	Series 2021-2A, Class A2 (b)	0.39%	08/12/24	17,969,680
	Santander Consumer Auto Receivables Trust
375,224	Series 2020-AA, Class A (b)	1.37%	10/15/24	376,034
6,925,879	Series 2020-BA, Class A3 (b)	0.46%	08/15/24	6,923,628
	Santander Drive Auto Receivables Trust
4,490,305	Series 2020-4, Class A3	0.48%	07/15/24	4,490,292
13,000,000	Series 2021-4, Class A2	0.37%	08/15/24	12,986,544
	Santander Retail Auto Lease Trust
7,630,000	Series 2019-C, Class A4 (b)	1.93%	11/20/23	7,669,896
6,896,862	Series 2021-B, Class A2 (b)	0.31%	01/22/24	6,870,949
	Securitized Term Auto Receivables Trust
272,815	Series 2019-1A, Class A3 (b)	2.99%	02/27/23	273,262
	Sierra Timeshare Receivables Funding LLC
5,967,365	Series 2018-2A, Class A (b)	3.50%	06/20/35	6,072,204
	Towd Point Mortgage Trust
1,389,658	Series 2016-2, Class A1 (b)	3.00%	08/25/55	1,393,011
135,684	Series 2016-3, Class A1 (b)	2.25%	04/25/56	135,767
	Tricolor Auto Securitization Trust
6,785,459	Series 2021-1A, Class A (b)	0.74%	04/15/24	6,779,821
	Westlake Automobile Receivables Trust
927,201	Series 2020-1A, Class A2 (b)	1.44%	09/15/23	927,620
12,149,474	Series 2021-2A, Class A2A (b)	0.32%	04/15/25	12,094,964
15,000,000	Series 2021-3A, Class A2 (b)	0.57%	09/16/24	14,970,543

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	World Omni Select Auto Trust
$1,477,915	Series 2020-A, Class A2	0.47%	06/17/24	$1,478,026
	Total Asset-Backed Securities			327,143,901
	(Cost $328,325,476)

MORTGAGE-BACKED SECURITIES — 3.2%
	Collateralized Mortgage Obligations — 2.0%
	BRAVO Residential Funding Trust
9,147,010	Series 2021-NQM1, Class A1 (b)	0.94%	02/25/49	9,048,433
	CIM Trust
2,268,452	Series 2019-INV1, Class A2, 1 Mo. LIBOR + 1.00% (a) (b)	1.11%	02/25/49	2,270,485
1,060,753	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	1.05%	05/25/49	1,061,731
6,701,338	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	1.05%	08/25/49	6,704,721
	COLT Mortgage Loan Trust
2,559,637	Series 2020-1, Class A1 (b)	2.49%	02/25/50	2,559,393
939,828	Series 2020-1R, Class A2 (b)	1.51%	09/25/65	933,178
4,236,959	Series 2020-2R, Class A1 (b)	1.33%	10/26/65	4,239,813
	Credit Suisse Mortgage Trust
7,182,789	Series 2019-AFC1, Class A1, steps up to 3.57% on 08/26/23 (b) (d)	2.57%	07/25/49	7,208,173
7,663,444	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/26/24 (b) (d)	1.21%	05/25/65	7,620,088
	GCAT Trust
4,864,015	Series 2020-NQM1, Class A1, steps up to 3.25% on 02/26/24 (b) (d)	2.25%	01/25/60	4,875,405
	JP Morgan Mortgage Trust
4,497,308	Series 2019-7, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	1.01%	02/25/50	4,503,257
284,726	Series 2019-8, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	0.95%	03/25/50	285,151
4,335,909	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	1.06%	10/25/49	4,355,092
1,222,848	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	1.01%	12/25/49	1,224,749
890,424	Series 2019-LTV3, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	0.95%	03/25/50	890,913
5,047,119	Series 2020-2, Class A11, 1 Mo. LIBOR + 0.80% (a) (b)	0.90%	07/25/50	5,045,007
908,359	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	1.10%	06/25/50	910,453
	OBX Trust
2,061,424	Series 2019-EXP3, Class 2A1A, 1 Mo. LIBOR + 0.90% (a) (b)	1.01%	10/25/59	2,067,323
295,964	Series 2020-EXP1, Class 2A1A, 1 Mo. LIBOR + 0.75% (a) (b)	0.86%	02/25/60	297,100
2,558,760	Series 2020-INV1, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	1.00%	12/25/49	2,558,322
	Residential Mortgage Loan Trust
841,617	Series 2019-3, Class A2 (b)	2.94%	09/25/59	841,194
	Starwood Mortgage Residential Trust
7,559,983	Series 2020-1, Class A1 (b)	2.28%	02/25/50	7,565,418
	Verus Securitization Trust
2,474,067	Series 2019-4, Class A2, steps up to 3.85% on 10/26/23 (b) (d)	2.85%	11/25/59	2,496,558
1,593,419	Series 2019-INV2, Class A2, steps up to 3.95% on 08/25/23 (b) (d)	3.12%	07/25/59	1,601,364
1,601,441	Series 2020-4, Class A2, steps up to 2.91% on 07/26/24 (b) (d)	1.91%	05/25/65	1,594,761
				82,758,082
	Commercial Mortgage-Backed Securities — 1.2%
	Citigroup Commercial Mortgage Trust
472,493	Series 2012-GC8, Class AAB	2.61%	09/10/45	472,769

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$3,925,552	Series 2013-CR9, Class ASB	3.83%	07/10/45	$3,996,985
	GS Mortgage Securities Corp II
2,725,000	Series 2013-GC10, Class A5	2.94%	02/10/46	2,756,154
	JP Morgan Chase Commercial Mortgage Securities Trust
7,277,965	Series 2012-C8, Class A3	2.83%	10/15/45	7,320,975
13,663,955	Series 2012-HSBC, Class A (b)	3.09%	07/05/32	13,732,404
	KNDL Mortgage Trust
4,100,000	Series 2019-KNSQ, Class A, 1 Mo. LIBOR + 0.80% (a) (b)	0.91%	05/15/36	4,098,865
	Morgan Stanley Capital Trust
10,743,000	Series 2017-CLS, Class A, 1 Mo. LIBOR + 0.70% (a) (b)	0.81%	11/15/34	10,734,877
	VNDO Mortgage Trust
4,028,082	Series 2012-6AVE, Class A (b)	3.00%	11/15/30	4,077,902
				47,190,931
	Total Mortgage-Backed Securities			129,949,013
	(Cost $131,293,467)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
	Collateralized Mortgage Obligations — 0.2%
	Federal Home Loan Mortgage Corporation
473,887	Series 2003-2723, Class KN	5.00%	12/15/23	483,251
770,326	Series 2004-2783, Class YB	5.00%	04/15/24	787,923
438,924	Series 2014-4387, Class DE	2.00%	01/15/32	442,598
	Federal National Mortgage Association
2,090	Series 2009-14, Class EB	4.50%	03/25/24	2,118
1,141	Series 2009-52, Class AJ	4.00%	07/25/24	1,153
11	Series 2011-15, Class HT	5.50%	03/25/26	11
1,191,543	Series 2013-74, Class EL	3.00%	04/25/41	1,195,446
2,953,446	Series 2014-20, Class NA	3.00%	06/25/33	3,015,083
2,838,818	Series 2015-28, Class GC	2.50%	06/25/34	2,857,193
				8,784,776
	Commercial Mortgage-Backed Securities — 0.5%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,733,741	Series 2013-K027, Class A1	1.79%	09/25/22	1,737,714
2,451,612	Series 2013-K032, Class A1	3.02%	02/25/23	2,475,279
2,364,563	Series 2013-K034, Class A1	2.67%	02/25/23	2,379,836
2,995,679	Series 2013-KSMC, Class A1	1.95%	01/25/23	3,012,977
2,917,728	Series 2014-K036, Class A1	2.78%	04/25/23	2,950,314
3,328,566	Series 2017-K727, Class A1	2.63%	10/25/23	3,356,308
	FREMF Mortgage Trust
1,895,000	Series 2012-K19, Class B (b) (e)	4.01%	05/25/45	1,894,549
				17,806,977
	Pass-through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
106	Pool G13204	6.00%	11/01/22	106
10,180	Pool G15435	5.00%	11/01/24	10,479

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$5,854	Pool G15821	5.00%	07/01/25	$6,031
11,646	Pool G15874	5.00%	06/01/26	11,999
	Federal National Mortgage Association
3	Pool 888932	4.50%	11/01/22	3
2,472	Pool 890403	6.00%	05/01/23	2,489
27,163	Pool 962078	4.50%	03/01/23	28,191
4	Pool AD0285	5.00%	09/01/22	4
139	Pool AE0237	5.50%	11/01/23	140
5,345	Pool AE0812	5.00%	07/01/25	5,506
25,210	Pool AL5764	5.00%	09/01/25	25,954
10,356	Pool AL5812	5.50%	05/01/25	10,419
9,154	Pool AL6212	4.50%	01/01/27	9,501
27,058	Pool AL6798	5.00%	09/01/25	27,856
56	Pool AL8539	4.50%	01/01/27	59
201,654	Pool BM1299	5.00%	03/01/27	207,660
10,825	Pool MA1030	3.00%	04/01/22	11,211
	Government National Mortgage Association
8,709	Pool 783524	5.00%	09/15/24	8,834
				366,442
	Total U.S. Government Agency Mortgage-Backed Securities			26,958,195
	(Cost $27,206,083)

MUNICIPAL BONDS — 0.6%
	Arizona — 0.4%
18,000,000	Mizuho Floater/Residual Trust (b)	0.49%	09/01/26	18,000,000

	Other — 0.2%
8,000,000	Mizuho Floater/Residual Trust (f)	0.49%	09/01/27	8,000,000
	Total Municipal Bonds			26,000,000
	(Cost $26,000,000)

U.S. GOVERNMENT NOTES — 0.1%

5,000,000	U.S. Treasury Note	0.13%	04/30/22	4,999,027
	Total U.S. Government Notes			4,999,027
	(Cost $5,000,895)

	Total Investments — 100.5%			4,145,028,971
	(Cost $4,153,015,061)
	Net Other Assets and Liabilities — (0.5)%			(21,432,941)
	Net Assets — 100.0%			$4,123,596,030

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $966,226,709 or 23.4% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,836,241,152	$—	$1,836,241,152	$—
Commercial Paper*	1,107,301,514	—	1,107,301,514	—
Foreign Corporate Bonds and Notes*	686,436,169	—	686,436,169	—
Asset-Backed Securities	327,143,901	—	327,143,901	—
Mortgage-Backed Securities	129,949,013	—	129,949,013	—
U.S. Government Agency Mortgage-Backed Securities	26,958,195	—	26,958,195	—
Municipal Bonds**	26,000,000	—	26,000,000	—
U.S. Government Notes	4,999,027	—	4,999,027	—
Total Investments	$4,145,028,971	$—	$4,145,028,971	$—

* See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for state breakout.

Restricted Securities

As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Mizuho Floater/Residual Trust, 0.49%, 09/01/27	12/03/2021	$8,000,000	$100.00	$8,000,000	$8,000,000	0.19%

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments
January 31, 2022 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 49.1%

	Capital Markets — 49.1%
124,771	First Trust Emerging Markets Local Currency Bond ETF (b)	$3,909,075
124,195	First Trust Institutional Preferred Securities and Income ETF (b)	2,496,320
101,000	First Trust Low Duration Opportunities ETF (b)	5,021,720
375,440	First Trust Preferred Securities and Income ETF (b)	7,456,238
329,913	First Trust Senior Loan Fund (b)	15,756,645
23,263	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,451,455
	Total Exchange-Traded Funds	37,091,453
	(Cost $37,928,290)

COMMON STOCKS — 35.3%

	Air Freight & Logistics — 0.5%
3,611	C.H. Robinson Worldwide, Inc.	377,891

	Banks — 4.9%
9,249	Columbia Banking System, Inc.	321,588
4,232	Community Trust Bancorp, Inc.	187,012
28,612	F.N.B. Corp.	369,667
14,751	First Financial Bancorp	371,873
12,821	First Hawaiian, Inc.	363,475
8,773	First Interstate BancSystem, Inc., Class A	322,408
4,854	First of Long Island (The) Corp.	106,351
24,299	Hope Bancorp, Inc.	407,008
22,790	Huntington Bancshares, Inc.	343,218
907	Park National Corp.	122,862
2,824	Truist Financial Corp.	177,404
10,088	United Bankshares, Inc.	356,409
3,789	Washington Trust Bancorp, Inc.	216,276
		3,665,551

	Capital Markets — 0.5%
3,877	State Street Corp.	366,376

	Chemicals — 0.8%
629	Air Products and Chemicals, Inc.	177,454
1,938	Eastman Chemical Co.	230,486
12,222	Kronos Worldwide, Inc.	175,386
		583,326

	Commercial Services & Supplies — 0.5%
9,428	HNI Corp.	395,410

	Construction & Engineering — 0.3%
2,067	Quanta Services, Inc.	212,322

	Containers & Packaging — 0.6%
2,827	Packaging Corp. of America	425,831

	Electric Utilities — 6.1%
6,209	Alliant Energy Corp.	371,671

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Electric Utilities (Continued)
3,893	American Electric Power Co., Inc.	$351,927
7,795	Avangrid, Inc.	364,182
422	Duke Energy Corp.	44,335
5,768	Evergy, Inc.	374,689
688	Eversource Energy	61,569
3,110	Exelon Corp.	180,225
1,899	Fortis, Inc. (CAD)	90,203
9,113	Hawaiian Electric Industries, Inc.	387,303
6,539	IDACORP, Inc.	720,729
7,656	NextEra Energy, Inc.	598,087
5,749	Otter Tail Corp.	364,487
5,827	PPL Corp.	172,945
3,852	Southern (The) Co.	267,675
4,223	Xcel Energy, Inc.	294,174
		4,644,201

	Electrical Equipment — 0.5%
4,055	Emerson Electric Co.	372,857

	Food Products — 1.0%
11,291	Conagra Brands, Inc.	392,475
5,792	Mondelez International, Inc., Class A	388,238
		780,713

	Gas Utilities — 3.1%
27,529	AltaGas Ltd. (CAD)	565,458
7,068	Atmos Energy Corp.	757,831
313	Chesapeake Utilities Corp.	42,634
6,603	New Jersey Resources Corp.	265,507
4,469	ONE Gas, Inc.	348,090
7,925	UGI Corp.	359,399
		2,338,919

	Household Durables — 0.8%
1,971	Garmin Ltd.	245,232
7,580	M.D.C. Holdings, Inc.	384,230
		629,462

	Independent Power and Renewable Electricity Producers — 0.1%
2,814	Clearway Energy, Inc., Class A	86,812

	Insurance — 1.7%
2,008	Erie Indemnity Co., Class A	369,673
1,656	First American Financial Corp.	123,389
5,121	Principal Financial Group, Inc.	374,140
6,989	Sun Life Financial, Inc.	395,577
		1,262,779

	IT Services — 1.3%
5,217	Amdocs Ltd.	395,918
5,958	Cass Information Systems, Inc.	242,371
3,042	Paychex, Inc.	358,226
		996,515

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Machinery — 0.5%
1,793	Snap-on, Inc.	$373,392

	Media — 0.5%
7,147	Comcast Corp., Class A	357,279

	Multi-Utilities — 4.3%
2,728	ATCO Ltd., Class I (CAD)	91,896
1,258	Black Hills Corp.	85,217
12,749	CenterPoint Energy, Inc.	361,562
4,068	CMS Energy Corp.	261,898
1,102	Dominion Energy, Inc.	88,887
1,473	DTE Energy Co.	177,393
12,505	MDU Resources Group, Inc.	367,272
6,828	NorthWestern Corp.	396,843
9,186	Public Service Enterprise Group, Inc.	611,145
5,107	Sempra Energy	705,583
906	WEC Energy Group, Inc.	87,918
		3,235,614

	Oil, Gas & Consumable Fuels — 4.4%
3,253	Cheniere Energy, Inc.	364,011
3,592	DT Midstream, Inc.	185,706
10,914	Enbridge, Inc.	461,335
3,691	Equitrans Midstream Corp.	29,934
7,762	Keyera Corp. (CAD)	182,639
15,354	Kinder Morgan, Inc.	266,545
4,257	ONEOK, Inc.	258,315
19,970	TC Energy Corp.	1,031,451
18,979	Williams (The) Cos., Inc.	568,231
		3,348,167

	Personal Products — 0.5%
7,243	Nu Skin Enterprises, Inc., Class A	349,040

	Real Estate Management & Development — 0.4%
8,940	RMR Group (The), Inc., Class A	286,169

	Semiconductors & Semiconductor Equipment — 0.5%
2,190	Texas Instruments, Inc.	393,083

	Specialty Retail — 0.5%
3,809	Best Buy Co., Inc.	378,158

	Thrifts & Mortgage Finance — 0.5%
7,570	TrustCo Bank Corp.	256,623
4,438	Washington Federal, Inc.	155,419
		412,042

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Trading Companies & Distributors — 0.5%
1,302	Watsco, Inc.	$367,893
	Total Common Stocks	26,639,802
	(Cost $25,338,080)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 9.2%

	Chemicals — 0.5%
13,382	Westlake Chemical Partners, L.P.	357,166

	Gas Utilities — 0.0%
2,857	Suburban Propane Partners, L.P.	42,369

	Independent Power and Renewable Electricity Producers — 1.1%
11,240	NextEra Energy Partners, L.P. (c)	845,473

	Oil, Gas & Consumable Fuels — 7.6%
13,954	Cheniere Energy Partners, L.P.	687,095
54,220	Energy Transfer, L.P.	518,885
64,471	Enterprise Products Partners, L.P.	1,524,094
9,235	Hess Midstream, L.P., Class A (c)	271,140
14,369	Holly Energy Partners, L.P.	268,844
29,756	Magellan Midstream Partners, L.P.	1,454,176
65,794	Plains All American Pipeline, L.P.	708,601
21,537	Shell Midstream Partners, L.P.	273,951
		5,706,786
	Total Master Limited Partnerships	6,951,794
	(Cost $6,294,165)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS — 4.0%

	Equity Real Estate Investment Trusts — 4.0%
1,570	AvalonBay Communities, Inc.	383,441
7,624	CubeSmart	386,842
13,690	Four Corners Property Trust, Inc.	370,588
12,380	Getty Realty Corp.	367,315
8,151	National Retail Properties, Inc.	361,741
2,179	PS Business Parks, Inc.	363,806
1,112	Public Storage	398,685
5,470	Realty Income Corp.	379,673
	Total Real Estate Investment Trusts	3,012,091
	(Cost $2,901,168)

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 0.0%

	Collateralized Mortgage Obligations — 0.0%
	Residential Accredit Loans, Inc.
$1,653	Series 2003-QS5, Class A2, 1 Mo. LIBOR × -1.83 + 14.76% (d)	14.56%	03/25/18	$1,555
1,443	Series 2003-QS14, Class A1 (e)	5.00%	07/25/18	1,437
769	Series 2003-QS20, Class CB	5.00%	11/25/18	830
	Total Mortgage-Backed Securities			3,822
	(Cost $4,206)

	Total Investments — 97.6%			73,698,962
	(Cost $72,465,909)
	Net Other Assets and Liabilities — 2.4%			1,785,229
	Net Assets — 100.0%			$75,484,191

1

Futures Contracts at January 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Long	2	Mar-2022	$238,406	$(8)
U.S. 10-Year Treasury Notes	Long	1	Mar-2022	127,969	(286)
U.S. 10-Year Ultra Treasury Notes	Long	4	Mar-2022	571,313	(736)
				$937,688	$(1,030)

(a)	As of February 28, 2022, the Fund changed its name and ticker symbol to First Trust High Income Strategic Focus ETF (HISF).
(b)	Investment in an affiliated fund.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Inverse floating rate security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $1,437 or 0.0% of net assets.

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:
CAD	-	Canadian Dollar

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$37,091,453	$37,091,453	$—	$—
Common Stocks*	26,639,802	26,639,802	—	—
Master Limited Partnerships*	6,951,794	6,951,794	—	—
Real Estate Investment Trusts*	3,012,091	3,012,091	—	—
Mortgage-Backed Securities	3,822	—	3,822	—
Total Investments	$73,698,962	$73,695,140	$3,822	$—

LIABILITIES TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(1,030)	$(1,030)	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV) (a)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at January 31, 2022, and for the fiscal year-to-date period (November 1, 2021 to January 31, 2022) are as follows:

Security Name	Shares at 1/31/2022	Value at 10/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2022	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	124,771	$6,342,663	$749,149	$(2,992,401)	$361,677	$(552,013)	$3,909,075	$73,639
First Trust Institutional Preferred Securities and Income ETF	124,195	2,140,432	633,588	(227,178)	(52,348)	1,826	2,496,320	24,002
First Trust Low Duration Opportunities ETF	101,000	4,096,540	1,138,020	(149,922)	(59,534)	(3,384)	5,021,720	20,491
First Trust Preferred Securities and Income ETF	375,440	6,433,669	1,904,733	(681,330)	(232,879)	32,045	7,456,238	74,867
First Trust Senior Loan Fund	329,913	13,753,384	3,507,175	(1,473,869)	(29,345)	(700)	15,756,645	122,385
Total Investments in Affiliates		$32,766,688	$7,932,665	$(5,524,700)	$(12,429)	$(522,226)	$34,639,998	$315,384

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 77.3%
	Collateralized Mortgage Obligations — 24.3%
	Federal Home Loan Mortgage Corporation
$1,583	Series 1992-133, Class B, IO, STRIPS (a)	8.50%	06/01/22	$11
590	Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (b)	0.94%	03/15/22	590
3,699	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (b)	1.26%	04/15/23	3,715
3,324	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (b)	0.82%	08/15/23	3,295
32,086	Series 1993-1579, Class PM	6.70%	09/15/23	33,051
29,882	Series 1993-1630, Class PK	6.00%	11/15/23	30,978
1,638	Series 1993-1643, Class PK	6.50%	12/15/23	1,680
88,747	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (b)	1.61%	04/15/24	89,629
1,200	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	110
5,125	Series 1998-2102, Class Z	6.00%	12/15/28	5,614
254	Series 2001-2365, Class LO, PO	(c)	09/15/31	254
20,880	Series 2002-2405, Class BF	7.00%	03/25/24	21,612
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	176,913
98,315	Series 2002-2427, Class GE	6.00%	03/15/32	111,685
162,664	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	7.79%	01/15/29	18,400
212,726	Series 2003-2557, Class HL	5.30%	01/15/33	235,065
109,589	Series 2003-2564, Class AC	5.50%	02/15/33	121,016
305,873	Series 2003-2574, Class PE	5.50%	02/15/33	343,322
128,034	Series 2003-2577, Class LI, IO	5.50%	02/15/33	18,016
1,084,000	Series 2003-2581, Class LL	5.25%	03/15/33	1,176,122
83,020	Series 2003-2586, Class TG	5.50%	03/15/23	84,148
38,064	Series 2003-2597, Class AE	5.50%	04/15/33	40,567
1,327,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,445,949
252,751	Series 2003-2626, Class ZW	5.00%	06/15/33	260,952
550,998	Series 2003-2626, Class ZX	5.00%	06/15/33	604,693
28,000	Series 2003-2676, Class LL	5.50%	09/15/33	30,694
470,577	Series 2004-2771, Class NL	6.00%	03/15/34	527,539
364,411	Series 2004-2793, Class PE	5.00%	05/15/34	400,989
917,584	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (d)	6.94%	07/15/32	123,423
145,874	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	7.79%	12/15/32	23,087
112,625	Series 2004-2890, Class ZA	5.00%	11/15/34	125,121
608,587	Series 2004-2891, Class ZA	6.50%	11/15/34	822,646
378,020	Series 2004-2907, Class DZ	4.00%	12/15/34	398,574
1,191,342	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	171,773
856,071	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	123,059
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	926,324
123,130	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (d)	6.58%	08/15/35	22,203
2,412,481	Series 2005-3054, Class ZW	6.00%	10/15/35	2,639,824
21,853	Series 2005-3074, Class ZH	5.50%	11/15/35	27,793
265,322	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	44,020
243,985	Series 2006-243, Class 11, IO, STRIPS (e)	7.00%	08/15/36	46,105
66,901	Series 2006-3117, Class ZU	6.00%	02/15/36	91,855
24,917	Series 2006-3150, Class DZ	5.50%	05/15/36	28,077
1,439,588	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (b)	0.46%	05/15/36	1,445,579
2,716,595	Series 2006-3196, Class ZK	6.50%	04/15/32	3,452,582
1,334,489	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.49%	09/15/36	235,801
430,889	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (b)	0.66%	04/15/32	435,217
975,200	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (d)	6.30%	01/15/37	88,399
36,595	Series 2007-3274, Class B	6.00%	02/15/37	40,459

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$219,267	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 - 16,683.33%, 0.00% Floor (b)	0.00%	05/15/37	$211,918
37,673	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (b)	0.41%	07/15/37	37,857
46,319	Series 2007-3349, Class MY	5.50%	07/15/37	50,978
92,375	Series 2007-3360, Class CB	5.50%	08/15/37	102,564
1,026,871	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (b)	0.73%	10/15/47	1,050,148
83,549	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (b)	0.46%	11/15/36	82,807
210,050	Series 2008-3406, Class B	6.00%	01/15/38	231,646
104,950	Series 2008-3413, Class B	5.50%	04/15/37	115,413
250,460	Series 2008-3420, Class AZ	5.50%	02/15/38	282,034
171,150	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.94%	05/15/38	7,546
2,731,655	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.99%	04/15/39	403,089
29,851	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (d)	19.37%	06/15/36	36,359
1,220,511	Series 2009-3542, Class ZP	5.00%	06/15/39	1,376,084
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	194,643
743,232	Series 2009-3563, Class ZP	5.00%	08/15/39	881,339
1,689,851	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (d)	6.69%	09/15/39	207,328
33,164	Series 2009-3585, Class QZ	5.00%	08/15/39	37,101
129,770	Series 2009-3587, Class FX, 1 Mo. LIBOR + 0.00% (b)	0.11%	12/15/37	120,290
525,478	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (b)	0.60%	03/15/36	527,516
1,479,783	Series 2009-3605, Class NC	5.50%	06/15/37	1,666,054
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	549,315
453,747	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (d)	17.15%	02/15/40	577,440
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	111,001
646,807	Series 2010-3667, Class PL	5.00%	05/15/40	697,317
72,600	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (b)	0.71%	07/15/40	73,635
807,255	Series 2010-3704, Class ED	4.00%	12/15/36	827,226
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	462,300
466,371	Series 2010-3735, Class IK, IO	3.50%	10/15/25	17,928
84,822	Series 2010-3735, Class JI, IO	4.50%	10/15/30	8,788
244,581	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	10/15/40	43,805
82,256	Series 2010-3770, Class GZ	4.50%	10/15/40	105,031
49,165	Series 2011-3795, Class ED	3.00%	10/15/39	49,750
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	678,074
229,456	Series 2011-3819, Class ZQ	6.00%	04/15/36	263,303
3,631,484	Series 2011-3820, Class GZ	5.00%	03/15/41	4,123,514
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	336,528
153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (d)	12.88%	02/15/41	189,007
670,184	Series 2011-3841, Class JZ	5.00%	04/15/41	750,429
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (d)	22.24%	04/15/41	174,887
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	348,404
552,277	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	05/15/41	84,538
3,269,217	Series 2011-3860, Class PZ	5.00%	05/15/41	3,631,339
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	601,651
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,510,946
1,816,168	Series 2011-3925, Class ZD	4.50%	09/15/41	2,127,479
10,370,936	Series 2011-3954, Class GS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	11/15/41	1,877,483
398,869	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	08/15/42	65,942

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$11,570,643	Series 2012-272, Class PO, PO, STRIPS	(c)	08/15/42	$10,295,834
8,758,400	Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	09/15/42	1,483,046
244	Series 2012-3994, Class AI, IO	3.00%	02/15/22	0
407,081	Series 2012-3999, Class WA (e)	5.50%	08/15/40	456,778
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	2,067,119
51,183	Series 2012-4012, Class GC	3.50%	06/15/40	52,419
26,935	Series 2012-4015, Class KB	1.75%	05/15/41	26,828
411,066	Series 2012-4021, Class IP, IO	3.00%	03/15/27	19,662
1,112,727	Series 2012-4026, Class GZ	4.50%	04/15/42	1,365,791
722,624	Series 2012-4030, Class IL, IO	3.50%	04/15/27	39,052
6,848	Series 2012-4038, Class CS, 1 Mo. LIBOR × -3 + 12.00% (d)	11.69%	04/15/42	7,348
683,384	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (b)	0.50%	07/15/37	683,757
1,336,377	Series 2012-4054, Class AI, IO	3.00%	04/15/27	60,776
4,193,521	Series 2012-4057, Class ZC	3.50%	06/15/42	4,370,070
1,206,635	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	05/15/41	190,139
649,378	Series 2012-4090, Class YZ	4.50%	08/15/42	789,779
29,324	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.99%	08/15/42	4,953
3,014,481	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.94%	08/15/42	511,006
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,658,553
316,731	Series 2012-4103, Class HI, IO	3.00%	09/15/27	17,273
36,074	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (d)	6.04%	10/15/42	6,641
1,365,432	Series 2012-4121, Class HI, IO	3.50%	10/15/27	80,066
1,490,085	Series 2012-4132, Class AI, IO	4.00%	10/15/42	238,516
362,138	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (d)	4.50%	08/15/42	80,651
401,916	Series 2012-4145, Class YI, IO	3.00%	12/15/27	22,911
278,569	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	01/15/43	52,997
383,540	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	23,834
6,545,319	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	680,541
3,707,570	Series 2013-304, Class C19, IO, STRIPS	5.00%	06/15/42	870,541
14,448,960	Series 2013-303, Class C33, IO, STRIPS	4.50%	01/15/43	2,642,831
305,736	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	14,651
1,364,738	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	62,175
12,335,351	Series 2013-311, Class PO, PO, STRIPS	(c)	08/15/43	11,148,922
1,305,047	Series 2013-4151, Class DI, IO	3.50%	11/15/31	55,774
3,481,603	Series 2013-4154, Class IB, IO	3.50%	01/15/28	209,669
8,765,816	Series 2013-4170, Class CO, PO	(c)	11/15/32	8,081,897
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	1,029,818
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	764,398
4,356,823	Series 2013-4193, Class AI, IO	3.00%	04/15/28	264,562
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	944,632
1,385,705	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (d)	5.84%	05/15/33	1,354,811
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	534,981
13,174	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (d)	10.19%	01/15/43	13,652
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,711,452
737,300	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (d)	10.69%	01/15/41	848,124
460,561	Series 2013-4265, Class IB, IO	4.50%	12/15/24	17,350
50,897	Series 2014-4300, Class IM, IO	3.00%	03/15/37	637
897,632	Series 2014-4314, Class CI, IO	6.00%	03/15/44	200,745

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,374,209	Series 2014-4316, Class XZ	4.50%	03/15/44	$2,609,897
4,176,924	Series 2014-4347, Class YT	3.50%	06/15/44	4,249,735
15,961,385	Series 2014-4375, Class MZ	3.50%	08/15/44	17,085,250
3,615,086	Series 2014-4387, Class IE, IO	2.50%	11/15/28	176,974
696,417	Series 2015-4503, Class MI, IO	5.00%	08/15/45	128,303
623,145	Series 2015-4512, Class W (e) (f)	5.34%	05/15/38	693,404
94,528	Series 2015-4520, Class AI, IO	3.50%	10/15/35	9,838
410,132	Series 2015-4522, Class JZ	2.00%	01/15/45	414,747
271,188	Series 2016-4546, Class PZ	4.00%	12/15/45	315,588
459,053	Series 2016-4546, Class ZT	4.00%	01/15/46	532,506
5,954,000	Series 2016-4557, Class VB	3.00%	05/15/39	6,035,710
7,415,921	Series 2016-4559, Class LI, IO	2.50%	03/15/31	497,705
140,909	Series 2016-4568, Class MZ	4.00%	04/15/46	163,670
12,756,522	Series 2016-4570, Class ST, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	04/15/46	2,325,079
7,743,000	Series 2016-4571, Class GV	3.00%	06/15/39	7,837,784
4,909,351	Series 2016-4572, Class LI, IO	4.00%	08/15/45	706,298
14,374,922	Series 2016-4582, Class GZ	3.75%	03/15/52	15,409,455
23,726,724	Series 2016-4585, Class DS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	05/15/46	4,326,124
6,906,243	Series 2016-4587, Class ZH, steps up 07/15/21 to 4.00%	4.00%	03/15/44	7,631,333
1,630,413	Series 2016-4591, Class GI, IO	4.00%	12/15/44	214,596
1,026,360	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (b)	0.60%	11/15/41	1,041,808
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	856,628
149,120	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (d)	4.55%	08/15/43	137,589
333,509	Series 2016-4609, Class YI, IO	4.00%	04/15/54	9,563
354,231	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (b)	1.21%	11/15/37	359,428
935,302	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (d)	4.00%	10/15/42	861,926
2,317,235	Series 2016-4641, Class DI, IO	5.00%	05/15/41	321,618
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,222,144
10,302,456	Series 2017-4660, Class PO, PO	(c)	01/15/33	8,275,792
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	601,813
3,618,606	Series 2018-4774, Class SL, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.09%	04/15/48	624,664
2,129,681	Series 2018-4780, Class VA	4.00%	05/15/29	2,143,822
3,120,298	Series 2018-4790, Class IO, IO	4.50%	05/15/48	519,769
6,537,524	Series 2018-4826, Class ME	3.50%	09/15/48	6,781,576
3,517,000	Series 2018-4833, Class PY	4.00%	10/15/48	3,668,510
8,706,945	Series 2018-4851, Class PO, PO	(c)	08/15/57	7,095,484
3,167,321	Series 2019-4872, Class BZ	4.00%	04/15/49	3,547,119
7,158,419	Series 2019-4910, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.94%	06/15/49	1,439,299
10,676,218	Series 2019-4938, Class BS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	12/25/49	1,622,886
11,573,340	Series 2019-4943, Class NS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	01/25/50	2,570,300
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	733,871
6,798,173	Series 2020-4988, Class IJ, IO	4.50%	12/15/47	1,102,902
5,467,587	Series 2020-4989, Class FA, 1 Mo. LIBOR + 0.35% (b)	0.45%	08/15/40	5,495,194
5,632,839	Series 2020-4989, Class FB, 1 Mo. LIBOR + 0.35% (b)	0.45%	10/15/40	5,661,244
43,348,097	Series 2020-5008, Class MI, IO	4.00%	09/25/50	7,734,822
9,451,025	Series 2020-5013, Class HI, IO	5.00%	03/25/40	1,590,796
6,191,661	Series 2020-5013, Class IQ, IO	3.50%	09/25/50	1,037,055
27,547,077	Series 2020-5013, Class QI, IO	3.50%	09/25/50	5,023,055
16,613,212	Series 2020-5023, Class AI, IO	4.50%	10/25/50	3,206,107
19,018,116	Series 2020-5034, Class IO, IO (e)	1.82%	10/15/45	636,162
19,022,988	Series 2020-5050, Class MI, IO	3.50%	10/25/50	3,080,366

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$34,171,076	Series 2020-5051, Class CI, IO	4.00%	12/25/35	$4,012,699
26,047,076	Series 2021-5086, Class MI, IO	2.50%	03/25/51	3,883,364
	Federal National Mortgage Association
12,473	Series 1992-38, Class GZ	7.50%	07/25/22	12,577
679	Series 1992-185, Class ZB	7.00%	10/25/22	689
114	Series 1993-3, Class K	7.00%	02/25/23	116
2,607	Series 1993-39, Class Z	7.50%	04/25/23	2,672
265	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (b)	1.19%	04/25/23	264
43,175	Series 1993-169, Class L	6.50%	09/25/23	44,749
13,658	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (d)	18.81%	09/25/23	14,639
7,916	Series 1993-214, Class 2, IO, STRIPS	7.50%	03/25/23	230
101,389	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	3,573
7,198	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (b)	0.70%	12/25/23	7,179
62,180	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (b)	1.60%	04/25/24	62,782
26,712	Series 1996-51, Class AY, IO	7.00%	12/18/26	2,600
38,116	Series 1998-37, Class VZ	6.00%	06/17/28	39,453
338,607	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (d)	7.84%	12/18/30	30,648
42,283	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	7.99%	08/18/31	3,612
2,002	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (d)	8.50%	09/25/31	2,192
104,628	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (b)	0.51%	09/18/31	104,952
6,936	Series 2002-22, Class G	6.50%	04/25/32	7,939
70,056	Series 2002-30, Class Z	6.00%	05/25/32	79,393
71,223	Series 2002-80, Class CZ	4.50%	09/25/32	79,917
82,026	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	16,418
75,710	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	11,927
215,301	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	32,497
19,701	Series 2003-14, Class AT	4.00%	03/25/33	20,271
57,521	Series 2003-21, Class OA	4.00%	03/25/33	60,224
83,473	Series 2003-32, Class UI, IO	6.00%	05/25/33	15,939
359,832	Series 2003-45, Class JB	5.50%	06/25/33	401,786
2,275,824	Series 2003-61, Class MZ	5.00%	08/25/33	2,461,978
14,272	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (b)	0.41%	11/25/27	14,274
1,246,911	Series 2003-63, Class IP, IO	6.00%	07/25/33	205,946
355,000	Series 2003-71, Class NH	4.29%	08/25/33	395,236
35,673	Series 2003-75, Class GI, IO (a)	5.00%	08/25/23	55
162,308	Series 2003-109, Class YB	6.00%	11/25/33	181,892
235,940	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	25,793
226,236	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	38,394
47,688	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	8,421
65,757	Series 2003-348, Class 18, IO, STRIPS (e)	7.50%	12/25/33	12,173
207,549	Series 2004-10, Class ZB	6.00%	02/25/34	233,068
652,868	Series 2004-18, Class EZ	6.00%	04/25/34	746,136
249,746	Series 2004-25, Class LC	5.50%	04/25/34	281,695
269,359	Series 2004-25, Class UC	5.50%	04/25/34	305,974
42,377	Series 2004-28, Class ZH	5.50%	05/25/34	52,378
610,039	Series 2004-60, Class AC	5.50%	04/25/34	661,717
1,943,304	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.49%	02/25/35	291,412
336,301	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (d)	0.40%	07/25/33	3,225

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$57,904	Series 2005-29, Class ZT	5.00%	04/25/35	$67,694
78,486	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (d)	6.59%	05/25/35	12,303
294,588	Series 2005-52, Class TZ	6.50%	06/25/35	401,504
1,067,879	Series 2005-57, Class KZ	6.00%	07/25/35	1,313,346
9,504	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (d)	14.17%	08/25/35	11,335
43,090	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (d)	5.98%	09/25/35	6,319
4,393,674	Series 2005-86, Class WZ	5.50%	10/25/35	4,830,914
14,750	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (d)	13.65%	10/25/35	18,661
21,498	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (d)	16.61%	10/25/35	27,699
55,539	Series 2005-95, Class WZ	6.00%	11/25/35	76,405
25,169	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (d)	19.50%	11/25/35	28,156
533,081	Series 2005-104, Class UE	5.50%	12/25/35	596,318
118,110	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	16,764
370,522	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	67,979
104,891	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	19,473
51,307	Series 2006-5, Class 2A2 (b)	2.06%	02/25/35	55,418
23,164,572	Series 2006-5, Class N2, IO (f)	0.00%	02/25/35	232
54,317	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (d)	6.47%	03/25/36	9,758
1,082,307	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (d)	6.57%	11/25/30	86,345
25,667	Series 2006-31, Class PZ	6.00%	05/25/36	35,533
44,903	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (b)	0.56%	06/25/36	45,355
1,400,294	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.44%	06/25/36	243,768
370,087	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (d)	6.46%	07/25/36	64,472
508,390	Series 2006-80, Class PH	6.00%	08/25/36	584,677
61,373	Series 2006-85, Class MZ	6.50%	09/25/36	70,908
1,710,332	Series 2006-110, Class PI, IO	5.50%	11/25/36	316,526
2,071,992	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	6.54%	12/25/36	374,693
179,714	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (b)	0.46%	12/25/36	181,319
2,004,842	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (b)	0.16%	12/25/36	1,993,014
1,303	Series 2006-126, Class DZ	5.50%	01/25/37	1,336
313,274	Series 2007-7, Class KA	5.75%	08/25/36	366,271
21,533	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (b)	0.44%	04/25/37	21,719
647,867	Series 2007-28, Class ZA	6.00%	04/25/37	725,806
835,123	Series 2007-57, Class ZG	4.75%	06/25/37	954,755
542,978	Series 2007-60, Class ZS	4.75%	07/25/37	662,226
505,051	Series 2007-68, Class AE	6.50%	07/25/37	601,032
340,601	Series 2007-116, Class PB	5.50%	08/25/35	383,956
112,571	Series 2007-117, Class MD	5.50%	07/25/37	120,085
3,695,297	Series 2007-W10, Class 3A (f)	2.26%	06/25/47	3,891,636
120,934	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (b)	0.66%	02/25/38	117,690
20,108	Series 2008-8, Class ZA	5.00%	02/25/38	22,619
10,525	Series 2008-17, Class IP, IO	6.50%	02/25/38	1,020
726,810	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	128,175
5,324	Series 2009-10, Class AB	5.00%	03/25/24	5,412
756,794	Series 2009-11, Class PI, IO	5.50%	03/25/36	130,462
1,292	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.14%	03/25/24	26
1,340,731	Series 2009-37, Class NZ	5.71%	02/25/37	1,607,405
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	5,059,116
518,330	Series 2009-64, Class ZD	8.00%	08/25/39	633,026
3,056,754	Series 2009-85, Class J	4.50%	10/25/39	3,354,782
204,867	Series 2009-91, Class HL	5.00%	11/25/39	215,767
97,000	Series 2009-92, Class DB	5.00%	11/25/39	112,033

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$789,169	Series 2009-103, Class PZ	6.00%	12/25/39	$1,079,081
211,737	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.14%	01/25/40	31,416
269,180	Series 2009-109, Class PZ	4.50%	01/25/40	305,410
58,610	Series 2009-115, Class HZ	5.00%	01/25/40	61,735
1,048,688	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	176,390
172,368	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	5,031
1,350,000	Series 2010-2, Class LC	5.00%	02/25/40	1,510,691
193,713	Series 2010-3, Class DZ	4.50%	02/25/40	224,325
158,640	Series 2010-21, Class KO, PO	(c)	03/25/40	146,631
500,000	Series 2010-35, Class EP	5.50%	04/25/40	593,840
369,925	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (d)	17.31%	04/25/40	455,931
344,253	Series 2010-38, Class KC	4.50%	04/25/40	374,014
351,387	Series 2010-45, Class WB	5.00%	05/25/40	391,903
28,516	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (d)	12.44%	03/25/40	35,027
387,955	Series 2010-68, Class BI, IO	5.50%	07/25/50	71,791
36,283	Series 2010-75, Class MT (f)	2.18%	12/25/39	36,784
185,517	Series 2010-110, Class KI, IO	5.50%	10/25/25	4,409
113,891	Series 2010-115, Class PO, PO	(c)	04/25/40	105,917
265,654	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	11/25/40	22,297
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	3,171,394
1,824,173	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (d)	5.84%	01/25/41	150,479
197,705	Series 2011-9, Class AZ	5.00%	05/25/40	213,539
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,956,303
133,697	Series 2011-30, Class LS, IO (e)	1.59%	04/25/41	8,492
128,770	Series 2011-30, Class ZB	5.00%	04/25/41	144,041
382,774	Series 2011-52, Class GB	5.00%	06/25/41	424,217
1,557,686	Series 2011-73, Class PI, IO	4.50%	05/25/41	89,060
226,228	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (d)	4.50%	12/25/33	27,476
1,451,841	Series 2011-87, Class YI, IO	5.00%	09/25/41	261,102
2,446,041	Series 2011-101, Class EI, IO	3.50%	10/25/26	94,326
750,000	Series 2011-105, Class MB	4.00%	10/25/41	823,086
1,736,817	Series 2011-111, Class PZ	4.50%	11/25/41	2,062,709
5,273,386	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	6.54%	03/25/41	640,541
12,936,419	Series 2011-123, Class ZP	4.50%	12/25/41	14,218,288
1,635,320	Series 2012-28, Class PT	4.00%	03/25/42	1,714,960
776,952	Series 2012-39, Class PB	4.25%	04/25/42	883,592
340,961	Series 2012-52, Class BZ	4.00%	05/25/42	342,500
79,086	Series 2012-53, Class CI, IO (a)	3.00%	05/25/22	126
637,354	Series 2012-65, Class IO, IO	5.50%	07/25/40	111,607
159,040	Series 2012-66, Class DI, IO	3.50%	06/25/27	8,877
4,143,446	Series 2012-101, Class AI, IO	3.00%	06/25/27	138,672
3,927,180	Series 2012-103, Class HI, IO	3.00%	09/25/27	188,428
263,928	Series 2012-111, Class B	7.00%	10/25/42	309,460
58,587	Series 2012-118, Class DI, IO (a)	3.50%	01/25/40	0
168,859	Series 2012-118, Class IB, IO	3.50%	11/25/42	26,411
8,948,192	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.99%	11/25/42	1,544,094
435,138	Series 2012-133, Class KO, PO	(c)	12/25/42	271,527
546,943	Series 2012-138, Class MA	1.00%	12/25/42	518,866
1,374,413	Series 2012-146, Class QA	1.00%	01/25/43	1,298,499
317,081	Series 2012-409, Class 49, IO, STRIPS (e)	3.50%	11/25/41	45,053
362,297	Series 2012-409, Class 53, IO, STRIPS (e)	3.50%	04/25/42	51,724

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$690,000	Series 2013-10, Class HQ	2.50%	02/25/43	$601,891
455,739	Series 2013-13, Class IK, IO	2.50%	03/25/28	20,493
66,471	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (d)	5.92%	03/25/43	61,597
49,637	Series 2013-23, Class ZB	3.00%	03/25/43	40,833
750,000	Series 2013-41, Class DB	3.00%	05/25/43	767,142
1,297,025	Series 2013-43, Class IX, IO	4.00%	05/25/43	255,284
430,539	Series 2013-51, Class PI, IO	3.00%	11/25/32	39,263
433,957	Series 2013-52, Class MD	1.25%	06/25/43	418,501
6,803,760	Series 2013-54, Class LI, IO	7.00%	11/25/34	1,278,772
647,927	Series 2013-55, Class AI, IO	3.00%	06/25/33	69,378
4,116,785	Series 2013-67, Class IL, IO	6.50%	07/25/43	782,556
129,327	Series 2013-70, Class JZ	3.00%	07/25/43	134,903
123,915	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (b)	0.36%	07/25/42	124,284
379,979	Series 2013-105, Class BN	4.00%	05/25/43	416,216
221,076	Series 2013-105, Class KO, PO	(c)	10/25/43	208,137
195,852	Series 2013-106, Class KN	3.00%	10/25/43	201,955
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,151,237
2,080,134	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	314,349
4,493,399	Series 2013-418, Class C1, IO, STRIPS	3.50%	08/25/43	635,643
78,278	Series 2014-29, Class GI, IO	3.00%	05/25/29	4,229
3,224,032	Series 2014-44, Class NI, IO	4.50%	08/25/29	130,892
213,811	Series 2014-46, Class KA (e)	14.96%	08/25/44	313,174
139,732	Series 2014-68, Class GI, IO	4.50%	10/25/43	12,864
584,246	Series 2014-82, Class GZ	4.00%	12/25/44	660,858
808,589	Series 2014-84, Class LI, IO	3.50%	12/25/26	32,046
875,000	Series 2015-16, Class MY	3.50%	04/25/45	968,309
8,000,000	Series 2015-19, Class JB	3.50%	04/25/45	8,641,699
53,254	Series 2015-38, Class GI, IO	3.00%	09/25/43	884
11,505,060	Series 2015-40, Class AI, IO	6.00%	05/25/37	2,180,870
359,821	Series 2015-76, Class BI, IO	4.00%	10/25/39	28,374
84,961	Series 2015-93, Class KI, IO	3.00%	09/25/44	4,920
1,873,100	Series 2015-97, Class AI, IO	4.00%	09/25/41	66,136
5,254,354	Series 2016-2, Class EZ	2.50%	02/25/46	5,247,095
20,041,605	Series 2016-40, Class MS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	07/25/46	4,280,221
12,155,015	Series 2016-44, Class Z	3.50%	07/25/46	13,027,757
8,612,445	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.99%	09/25/46	1,248,062
959,190	Series 2016-71, Class NI, IO	3.50%	04/25/46	117,760
3,418,974	Series 2016-73, Class PI, IO	3.00%	08/25/46	493,460
426,326	Series 2016-74, Class HI, IO	3.50%	10/25/46	68,271
364,194	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (b)	0.52%	11/25/46	364,288
914,177	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (b)	0.50%	11/25/46	911,935
9,953,396	Series 2017-18, Class AS, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.94%	03/25/47	2,049,317
597,364	Series 2017-46, Class BY	3.00%	06/25/47	617,980
9,006,364	Series 2017-49, Class ZJ	4.00%	07/25/57	10,322,584
11,989,925	Series 2017-50, Class BZ	3.00%	07/25/47	12,574,628
15,876,703	Series 2017-54, Class IG, IO	4.00%	07/25/47	2,435,521
7,057,489	Series 2017-65, Class SA, IO, 1 Mo. LIBOR × -1 + 5.90%, 5.00% Cap (d)	5.00%	09/25/47	977,283
3,955,952	Series 2017-84, Class ZK	3.50%	10/25/57	4,424,035
4,099,289	Series 2017-87, Class GI, IO	4.00%	06/25/44	641,354
2,100,237	Series 2017-87, Class ZA	4.00%	11/25/57	2,388,511
2,530,922	Series 2018-17, Class Z	3.50%	03/25/48	2,812,825

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$30,202,288	Series 2018-76, Class ZL	4.00%	10/25/58	$33,936,973
8,844,792	Series 2018-86, Class DL	3.50%	12/25/48	9,172,738
417,722	Series 2018-92, Class DA	3.50%	11/25/46	419,341
3,957,386	Series 2018-92, Class DB	3.50%	01/25/49	4,098,060
5,980,723	Series 2018-94, Class AZ	4.00%	01/25/49	6,279,479
10,372,095	Series 2019-8, Class DY	3.50%	03/25/49	10,720,286
8,054,405	Series 2019-17, Class GZ	4.00%	11/25/56	9,295,635
13,322,522	Series 2019-26, Class GA	3.50%	06/25/49	13,842,982
6,243,714	Series 2019-27, Class HA	3.00%	06/25/49	6,357,590
8,705,609	Series 2019-29, Class HT	3.00%	06/25/49	9,008,252
8,036,754	Series 2019-34, Class JA	3.00%	07/25/49	8,250,478
18,000,615	Series 2019-34, Class LA	3.00%	07/25/49	18,622,975
5,561,253	Series 2019-37, Class A	3.00%	07/25/49	5,701,967
15,851,807	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.94%	08/25/49	2,681,305
12,504,971	Series 2019-57, Class JA	2.50%	10/25/49	12,564,897
6,018,898	Series 2019-59, Class PT	2.50%	10/25/49	6,068,399
13,545,984	Series 2019-66, Class C	3.00%	11/25/49	13,816,112
43,127,192	Series 2019-68, Class KP	2.50%	11/25/49	43,877,001
27,428,934	Series 2019-70, Class WA, PO	(c)	11/25/42	24,576,955
18,369,579	Series 2020-9, Class SJ, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.89%	02/25/50	3,734,708
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	4,207,543
38,314,703	Series 2020-34, Class AI, IO	3.50%	06/25/35	3,443,741
14,413,852	Series 2020-37, Class QI, IO	4.50%	06/25/50	2,614,637
5,544,272	Series 2020-66, Class IC, IO	6.00%	10/25/47	1,138,416
48,496,882	Series 2020-74, Class IQ, IO	6.00%	10/25/50	10,034,437
38,788,518	Series 2020-77, Class DI, IO	4.00%	11/25/35	4,462,619
16,147,895	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,693,181
17,411,709	Series 2021-1, Class IB, IO	3.50%	02/25/61	3,671,240
18,038,945	Series 2021-8, Class YF, 30 Day Average SOFR + 0.20% (b)	0.25%	03/25/61	18,075,957
26,864,515	Series 2021-36, Class WF, 30 Day Average SOFR + 0.20% (b)	0.25%	06/25/51	26,858,078
11,243,161	Series 2021-36, Class YF, 30 Day Average SOFR + 0.20% (b)	0.25%	06/25/61	11,248,387
57,017,596	Series 2021-42, Class WF, 30 Day Average SOFR + 0.20% (b)	0.25%	02/25/46	56,766,554
27,056,113	Series 2021-44, Class FA, 30 Day Average SOFR + 0.20% (b)	0.25%	06/25/45	27,064,078
11,134,828	Series 2021-58, Class F, 30 Day Average SOFR + 0.20% (b)	0.25%	09/25/61	11,124,565
54,847,815	Series 2021-66, Class CI, IO	4.00%	10/25/36	7,446,222
	Federal National Mortgage Association Grantor Trust
2,198,336	Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40% (b)	0.51%	05/25/35	2,212,276
	Government National Mortgage Association
23,097	Series 2001-60, Class PZ	6.00%	12/20/31	23,095
187,995	Series 2002-72, Class ZB	6.00%	10/20/32	188,082
187,482	Series 2003-4, Class MZ	5.50%	01/20/33	195,394
337,597	Series 2003-18, Class PG	5.50%	03/20/33	355,459
1,465,800	Series 2003-35, Class TZ	5.75%	04/16/33	1,486,117
124,193	Series 2003-62, Class MZ	5.50%	07/20/33	137,246
201,374	Series 2003-84, Class Z	5.50%	10/20/33	219,213
111,424	Series 2004-37, Class B	6.00%	04/17/34	122,808
527,534	Series 2004-49, Class MZ	6.00%	06/20/34	593,183
46,098	Series 2004-68, Class ZC	6.00%	08/20/34	50,814
54,507	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (d)	7.00%	09/20/34	57,888
99,564	Series 2004-83, Class AK, 1 Mo. LIBOR × -3 + 16.49% (d)	16.17%	10/16/34	113,553
414,322	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.99%	10/16/34	39,541

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$41,153	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (d)	16.18%	11/16/34	$50,014
1,515,924	Series 2004-92, Class BZ	5.50%	11/16/34	1,670,177
234,525	Series 2004-105, Class JZ	5.00%	12/20/34	252,054
234,308	Series 2004-105, Class KA	5.00%	12/16/34	248,720
233,552	Series 2005-3, Class JZ	5.00%	01/16/35	241,700
233,552	Series 2005-3, Class KZ	5.00%	01/16/35	249,302
19,109	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (d)	21.57%	02/16/35	25,467
27,834	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	18.65%	12/17/34	28,740
185,575	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	18.65%	12/17/34	205,424
146,260	Series 2005-33, Class AY	5.50%	04/16/35	158,259
129,848	Series 2005-41, Class PA	4.00%	05/20/35	137,169
292,992	Series 2005-44, Class IO, IO	5.50%	07/20/35	27,606
2,597,479	Series 2005-78, Class ZA	5.00%	10/16/35	2,821,597
224,768	Series 2005-93, Class PO, PO	(c)	06/20/35	215,124
442,366	Series 2006-17, Class TW	6.00%	04/20/36	494,379
500,000	Series 2006-38, Class OH	6.50%	08/20/36	559,764
187,559	Series 2006-61, Class ZA	5.00%	11/20/36	200,751
440,399	Series 2007-16, Class OZ	6.00%	04/20/37	503,174
141,992	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.10%	05/20/37	15,589
115,021	Series 2007-41, Class OL, PO	(c)	07/20/37	108,653
201,027	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (d)	6.65%	07/20/37	25,588
104,099	Series 2007-68, Class NA	5.00%	11/20/37	111,691
626,816	Series 2007-71, Class ZD	6.00%	11/20/37	679,990
150,156	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (b)	0.45%	12/20/37	150,832
1,348	Series 2008-20, Class PO, PO	(c)	09/20/37	1,346
101,196	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	7.59%	04/16/38	13,015
574,085	Series 2008-47, Class ML	5.25%	06/16/38	634,732
168,492	Series 2008-54, Class PE	5.00%	06/20/38	186,034
441,361	Series 2008-71, Class JI, IO	6.00%	04/20/38	39,863
33,022	Series 2009-10, Class PA	4.50%	12/20/38	33,687
123,605	Series 2009-14, Class KI, IO	6.50%	03/20/39	20,491
40,558	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (d)	6.20%	03/20/39	4,122
95,093	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (d)	7.50%	09/20/38	11,925
2,700,265	Series 2009-29, Class PC	7.00%	05/20/39	3,210,615
401,116	Series 2009-32, Class SZ	5.50%	05/16/39	459,925
325,691	Series 2009-42, Class BI, IO	6.00%	06/20/39	38,080
3,732,490	Series 2009-57, Class VB	5.00%	06/16/39	4,069,991
267,919	Series 2009-61, Class PZ	7.50%	08/20/39	347,305
9,998,053	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.14%	11/16/35	1,466,857
1,051,267	Series 2009-69, Class ZB	6.00%	08/20/39	1,131,326
791,332	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.14%	08/16/39	100,768
455,000	Series 2009-75, Class JN	5.50%	09/16/39	527,054
602,067	Series 2009-78, Class KZ	5.50%	09/16/39	704,983
115,547	Series 2009-79, Class OK, PO	(c)	11/16/37	107,743
141,663	Series 2009-81, Class TZ	5.50%	09/20/39	166,292
753,194	Series 2009-87, Class EI, IO	5.50%	08/20/39	70,885
69,000	Series 2009-94, Class AL	5.00%	10/20/39	77,451
286,595	Series 2009-106, Class DZ	5.50%	11/20/39	341,742
4,339,370	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	6.00%	04/20/36	536,401
48,740	Series 2009-106, Class WZ	5.50%	11/16/39	57,771
732,000	Series 2009-126, Class LB	5.00%	12/20/39	847,911
29,974	Series 2010-4, Class WA	3.00%	01/16/40	30,767

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,143,031	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.14%	02/16/40	$126,684
163,769	Series 2010-42, Class CO, PO	(c)	06/16/39	161,937
1,772,547	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (b)	0.90%	03/20/35	1,797,826
894,748	Series 2010-59, Class ZD	6.50%	05/20/40	1,171,400
1,305,667	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.50%	07/20/37	120,456
87,000	Series 2010-116, Class BM	4.50%	09/16/40	101,559
1,562,269	Series 2010-116, Class JB	5.00%	06/16/40	1,694,205
680,023	Series 2010-157, Class OP, PO	(c)	12/20/40	632,173
112,802	Series 2010-166, Class DI, IO	4.50%	02/20/39	3,824
150,620	Series 2011-4, Class PZ	5.00%	01/20/41	169,333
771,202	Series 2011-35, Class BP	4.50%	03/16/41	851,332
248,137	Series 2011-48, Class LI, IO	5.50%	01/16/41	35,894
6,656,042	Series 2011-61, Class WS, IO, 1 Mo. LIBOR × -1 + 6.47% (d)	6.37%	02/20/38	880,265
49,771	Series 2011-63, Class BI, IO	6.00%	02/20/38	4,048
678,347	Series 2011-71, Class ZC	5.50%	07/16/34	738,416
1,700,166	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (d)	0.62%	07/20/35	23,379
455,435	Series 2011-112, Class IP, IO	0.50%	08/16/26	6
239,265	Series 2011-129, Class CL	5.00%	03/20/41	259,630
5,111	Series 2011-136, Class GB	2.50%	05/20/40	5,139
164,829	Series 2011-137, Class WA (e)	5.59%	07/20/40	187,478
259,233	Series 2011-146, Class EI, IO	5.00%	11/16/41	46,508
42,276	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (d)	3.50%	04/20/41	3,473
434,695	Series 2012-10, Class LI, IO	3.50%	07/20/40	4,649
2,353,100	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (d)	0.58%	07/20/39	23,381
1,170,548	Series 2012-48, Class MI, IO	5.00%	04/16/42	204,748
8,872,282	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.99%	07/16/42	1,130,299
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (d)	2.45%	07/16/42	5,591,387
251,623	Series 2012-108, Class KB	2.75%	09/16/42	260,912
4,795,371	Series 2012-143, Class TI, IO	3.00%	12/16/27	265,009
1,893,351	Series 2012-149, Class PC (e)	6.34%	12/20/42	2,174,594
15,247,786	Series 2013-4, Class IC, IO	4.00%	09/20/42	2,521,365
89,274	Series 2013-5, Class IA, IO	3.50%	10/16/42	11,188
607,213	Series 2013-10, Class DI, IO	3.50%	09/20/42	46,345
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,213,463
1,668,737	Series 2013-22, Class IO, IO	3.00%	02/20/43	212,412
4,074,900	Series 2013-23, Class IP, IO	3.50%	08/20/42	475,404
1,967,609	Series 2013-53, Class OI, IO	3.50%	04/20/43	192,746
1,833,644	Series 2013-69, Class AI, IO	3.50%	05/20/43	261,144
216,844	Series 2013-69, Class PI, IO	5.00%	05/20/43	23,282
953,680	Series 2013-70, Class PM	2.50%	05/20/43	940,123
3,428,159	Series 2013-91, Class PB	3.50%	09/20/42	3,476,947
949,501	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	6.00%	09/20/43	183,170
3,569,395	Series 2013-170, Class IG, IO	5.50%	11/16/43	347,496
688,000	Series 2013-183, Class PB	4.50%	12/20/43	764,301
2,558,519	Series 2014-6, Class IJ, IO	4.50%	06/16/43	156,199
13,859,915	Series 2014-30, Class EA (e)	1.74%	02/16/44	13,718,403
5,332,333	Series 2014-43, Class Z	4.00%	03/20/44	6,123,716
2,833,077	Series 2014-44, Class IC, IO	3.00%	04/20/28	157,045
6,711,442	Series 2014-44, Class ID, IO (e) (f)	0.32%	03/16/44	61,761

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$25,426	Series 2014-91, Class JI, IO	4.50%	01/20/40	$1,421
572,470	Series 2014-94, Class Z	4.50%	01/20/44	703,792
3,156,979	Series 2014-99, Class HI, IO	4.50%	06/20/44	419,346
3,675,510	Series 2014-115, Class QI, IO	3.00%	03/20/29	120,957
3,098,238	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (d)	5.50%	08/20/44	527,822
1,784,141	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.15%	05/20/44	289,645
7,168,025	Series 2015-3, Class ZD	4.00%	01/20/45	8,208,415
10,710,796	Series 2015-40, Class IO, IO	4.00%	03/20/45	1,680,674
5,854,133	Series 2015-66, Class LI, IO	5.00%	05/16/45	588,298
39,192	Series 2015-95, Class IK, IO (e)	1.45%	05/16/37	779
12,338,620	Series 2015-99, Class EI, IO	5.50%	07/16/45	2,188,162
32,489	Series 2015-119, Class TI, IO (a)	3.50%	05/20/41	1
7,774,275	Series 2015-124, Class DI, IO	3.50%	01/20/38	355,523
299,254	Series 2015-137, Class WA (e) (f)	5.54%	01/20/38	341,226
470,850	Series 2015-138, Class MI, IO	4.50%	08/20/44	49,620
110,940	Series 2015-151, Class KW (e)	5.47%	04/20/34	119,064
3,654,611	Series 2015-162, Class ZG	4.00%	11/20/45	4,190,703
4,605,023	Series 2015-168, Class GI, IO	5.50%	02/16/33	444,039
191,034	Series 2016-16, Class KZ	3.00%	02/16/46	190,829
8,218,115	Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (b)	0.57%	11/20/43	8,231,783
183,018	Series 2016-55, Class PB (e)	5.70%	03/20/31	195,279
1,041,119	Series 2016-69, Class WI, IO	4.50%	05/20/46	236,989
3,079,174	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.90%	05/20/40	451,686
590,278	Series 2016-78, Class UI, IO	4.00%	06/20/46	62,512
3,067,951	Series 2016-89, Class HI, IO	3.50%	07/20/46	513,946
363,441	Series 2016-99, Class JA (e)	5.52%	11/20/45	410,930
1,004,191	Series 2016-109, Class ZM	3.50%	08/20/36	1,064,305
7,718,743	Series 2016-111, Class PI, IO	3.50%	06/20/45	655,550
793,346	Series 2016-118, Class GI, IO	4.50%	02/16/40	106,684
8,738,532	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	6.00%	09/20/46	1,745,009
464,000	Series 2016-141, Class PC	5.00%	10/20/46	569,551
321,845	Series 2016-145, Class LZ	3.00%	10/20/46	313,603
629,820	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (b)	0.50%	11/20/45	629,221
7,268,599	Series 2016-156, Class ZM	3.50%	11/20/46	7,256,073
303,000	Series 2016-160, Class LE	2.50%	11/20/46	294,425
229,870	Series 2016-167, Class KI, IO	6.00%	12/16/46	35,638
2,428,796	Series 2017-12, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	6.00%	01/20/47	472,488
928,359	Series 2017-17, Class KZ	4.50%	02/20/47	1,144,054
4,681,131	Series 2017-32, Class DI, IO	5.50%	05/20/35	787,097
2,769,735	Series 2017-32, Class IB, IO	5.00%	02/16/47	295,365
6,000,442	Series 2017-33, Class PZ	3.00%	02/20/47	6,213,667
5,175,859	Series 2017-56, Class BI, IO	6.00%	04/16/47	891,015
9,309,241	Series 2017-57, Class IO, IO	5.00%	04/20/47	1,659,693
3,531,169	Series 2017-113, Class IE, IO	5.50%	07/20/47	602,429
8,360,067	Series 2017-117, Class ZN	3.00%	08/20/47	8,793,312
12,274,438	Series 2017-122, Class CZ	3.00%	08/20/47	12,920,606
4,400,303	Series 2017-123, Class IO, IO	5.00%	08/16/47	934,938
5,760,269	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.09%	08/16/47	831,507
5,686,628	Series 2017-133, Class JI, IO	7.00%	06/20/41	885,191
11,455,731	Series 2017-134, Class AZ	3.00%	09/20/47	12,037,306
5,509,222	Series 2017-177, Class DI, IO	4.50%	11/16/47	913,898
14,589,876	Series 2017-179, Class IN, IO	5.00%	07/20/44	3,380,693

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$4,089,017	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (d)	0.50%	05/20/40	$49,817
898,150	Series 2018-44, Class Z	2.50%	09/20/47	862,688
2,961,349	Series 2018-53, Class VA	3.50%	07/20/29	3,087,473
5,969,399	Series 2018-79, Class IO, IO	5.00%	06/20/48	824,728
12,944,369	Series 2018-97, Class DZ	3.50%	07/20/48	13,949,507
7,062,436	Series 2018-131, Class IA, IO	5.00%	04/20/44	808,398
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	10,332,670
9,906,009	Series 2018-155, Class KD	4.00%	11/20/48	10,435,145
8,354,373	Series 2018-160, Class GY	4.50%	11/20/48	8,764,716
5,292,825	Series 2018-78I, Class EZ	3.00%	04/20/48	5,357,427
3,733,948	Series 2019-6, Class EI, IO	5.00%	09/20/39	476,397
10,279,164	Series 2019-15, Class MZ	4.50%	02/20/49	10,838,141
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	13,036,670
1,236,297	Series 2019-27, Class DI, IO	5.50%	01/20/40	189,900
3,438,919	Series 2019-35, Class BZ	3.50%	03/20/49	3,954,666
5,422,680	Series 2019-45, Class ZB	3.50%	04/20/49	6,084,235
40,374,835	Series 2019-128, Class EF, 1 Mo. LIBOR + 0.57% (b)	0.67%	10/20/49	40,903,317
21,529,171	Series 2020-31, Class IO, IO	6.50%	03/20/50	3,164,650
15,343,227	Series 2020-62, Class IA, IO	5.50%	05/20/50	2,936,698
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	745,980
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	3,521,809
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,980,142
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	5,172,180
31,389,662	Series 2020-104, Class AI, IO	3.00%	07/20/50	4,283,719
27,636,220	Series 2020-129, Class IO, IO	2.50%	09/20/50	3,402,629
91,604,649	Series 2020-129, Class IU, IO	2.50%	09/20/50	11,403,350
19,051,715	Series 2020-144, Class IK, IO	2.50%	09/20/50	2,387,951
58,530,474	Series 2020-146, Class CI, IO	2.50%	10/20/50	8,009,585
43,719,311	Series 2020-162, Class NI, IO	2.50%	10/20/50	5,589,413
60,003,046	Series 2020-173, Class MI, IO	2.50%	11/20/50	7,276,365
11,189,203	Series 2020-188, Class IW, IO	2.50%	12/20/50	1,508,434
22,674,805	Series 2020-189, Class IV, IO	3.00%	12/20/50	2,917,701
114,794,734	Series 2021-7, Class KI, IO	2.50%	01/20/51	14,938,732
22,329,802	Series 2021-8, Class DI, IO	3.50%	01/20/51	2,360,334
17,064,260	Series 2021-15, Class JI, IO	2.50%	01/20/51	1,894,662
109,237,572	Series 2021-24, Class XI, IO	2.00%	02/20/51	12,640,895
51,237,391	Series 2021-27, Class IO, IO	2.50%	02/20/51	6,227,900
39,823,827	Series 2021-27, Class PI, IO	2.00%	02/20/51	4,143,745
36,051,371	Series 2021-32, Class AI, IO	2.00%	02/20/51	4,013,084
7,627,909	Series 2021-46, Class IL, IO	3.00%	03/20/51	1,170,287
12,886,403	Series 2021-46, Class LI, IO	3.00%	03/20/51	1,690,883
28,002,710	Series 2021-59, Class IK, IO	5.00%	04/20/51	3,988,082
10,805,834	Series 2021-69, Class IX, IO	3.00%	04/20/51	1,623,284
26,887,970	Series 2021-91, Class IB, IO	3.00%	05/20/51	3,621,406
108,388,041	Series 2021-97, Class NI, IO	2.50%	08/20/49	11,818,773
35,374,832	Series 2021-159, Class QE	2.00%	09/20/51	34,903,307
43,542,804	Series 2021-188, Class PA	2.00%	10/20/51	43,171,837
	Seasoned Credit Risk Transfer Trust
5,644,035	Series 2021-3, Class TT	2.00%	03/25/61	5,622,070
	Seasoned Loans Structured Transaction Trust
4,665,700	Series 2019-3, Class A1C	2.75%	11/25/29	4,783,941

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Vendee Mortgage Trust
$1,952,050	Series 2003-2, Class Z	5.00%	05/15/33	$2,125,789
6,847,107	Series 2010-1, Class DZ	4.25%	04/15/40	7,254,724
10,853,126	Series 2011-1, Class DZ	3.75%	09/15/46	11,043,440
21,854,481	Series 2011-2, Class DZ	3.75%	10/15/41	22,602,402
				1,426,425,127
	Commercial Mortgage-Backed Securities — 10.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
50,000,000	Series 2020-RR06, Class BX, IO (e)	1.84%	05/27/33	7,304,204
37,600,000	Series 2020-RR09, Class AX, IO (e) (g) (h)	2.63%	11/27/28	6,415,500
47,500,000	Series 2020-RR09, Class BX, IO (e) (g) (h)	2.20%	02/27/29	7,110,156
96,907,000	Series 2020-RR10, Class X, IO (e)	2.01%	12/27/27	9,089,387
112,919,000	Series 2020-RR11, Class AX, IO (e)	2.84%	01/27/29	18,063,088
44,200,500	Series 2020-RR11, Class BX, IO (e)	2.44%	12/27/28	5,182,155
39,659,901	Series 2021-P009, Class X, IO (f)	1.46%	01/25/31	2,774,048
4,395,301	Series 2021-P011, Class X1, IO (f)	1.85%	09/25/45	680,044
112,345,000	Series 2021-RR15, Class X, IO (f)	1.56%	10/27/34	16,748,954
100,924,000	Series 2021-RR18, Class X, IO (f) (h)	1.90%	10/27/28	11,531,355
55,000,000	Series 2021-RR20, Class X, IO (f) (h)	1.85%	04/25/33	9,854,883
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
18,948,833	Series 2012-K019, Class X1, IO (a) (f)	1.58%	03/25/22	190
49,764,690	Series 2012-K020, Class X1, IO (f)	1.33%	05/25/22	62,594
114,931,870	Series 2013-K030, Class X1, IO (f)	0.15%	04/25/23	203,613
75,711,666	Series 2014-K036, Class X1, IO (f)	0.70%	10/25/23	818,928
74,130,313	Series 2015-K721, Class X1, IO (f)	0.32%	08/25/22	93,449
235,696,522	Series 2016-KIR1, Class X, IO (f)	1.05%	03/25/26	9,039,056
40,524,206	Series 2019-K094, Class X1, IO (f)	0.88%	06/25/29	2,326,239
57,806,558	Series 2019-K099, Class X1, IO (f)	0.88%	09/25/29	3,430,010
57,790,000	Series 2019-K099, Class XAM, IO (f)	1.14%	09/25/29	4,635,625
69,698,354	Series 2019-K101, Class X1, IO (e)	0.84%	10/25/29	3,949,039
64,993,000	Series 2019-K102, Class XAM, IO (e)	1.08%	10/25/29	5,002,836
59,029,000	Series 2019-K103, Class XAM, IO (f)	0.89%	11/25/29	3,852,528
103,541,642	Series 2019-K734, Class X1, IO (f)	0.65%	02/25/26	2,333,880
68,018,000	Series 2019-K734, Class XAM, IO (f)	0.42%	02/25/26	1,215,142
42,482,903	Series 2019-K735, Class X1, IO (f)	0.96%	05/25/26	1,530,583
57,468,054	Series 2019-K736, Class X1, IO (f)	1.31%	07/25/26	2,713,274
28,633,717	Series 2019-K1510, Class X1, IO (f)	0.48%	01/25/34	1,327,219
158,432,695	Series 2019-K1512, Class X1, IO (f)	0.91%	04/25/34	13,111,510
57,014,545	Series 2019-K1513, Class X1, IO (f)	0.86%	08/25/34	4,607,613
18,674,000	Series 2020-K109, Class XAM, IO (f)	1.80%	04/25/30	2,487,550
108,216,536	Series 2020-K110, Class X1, IO (f)	1.70%	04/25/30	12,652,991
78,034,313	Series 2020-K112, Class X1, IO (f)	1.43%	05/25/30	8,021,194
29,090,000	Series 2020-K112, Class XAM, IO (f)	1.66%	05/25/30	3,615,163
82,019,000	Series 2020-K113, Class XAM, IO (f)	1.59%	06/25/30	9,833,840
53,100,000	Series 2020-K114, Class XAM, IO (f)	1.34%	06/25/30	5,404,104
50,715,294	Series 2020-K115, Class X1, IO (f)	1.33%	06/25/30	4,858,819
55,537,412	Series 2020-K115, Class XAM, IO (f)	1.55%	07/25/30	6,511,789
16,463,563	Series 2020-K116, Class X1, IO (f)	1.43%	07/25/30	1,664,975
55,500,000	Series 2020-K116, Class XAM, IO (f)	1.60%	08/25/30	6,811,648
63,500,000	Series 2020-K117, Class XAM, IO (f)	1.43%	09/25/30	6,985,070
34,904,521	Series 2020-K118, Class X1, IO (f)	0.96%	09/25/30	2,476,500

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$37,051,661	Series 2020-K118, Class XAM, IO (f)	1.17%	09/25/30	$3,376,625
51,000,000	Series 2020-K119, Class XAM, IO (f)	1.13%	10/25/30	4,497,603
75,535,017	Series 2020-K120, Class XAM, IO (f)	1.21%	10/25/30	7,204,386
21,236,000	Series 2020-K121, Class XAM, IO (f)	1.19%	11/25/30	1,998,541
29,952,065	Series 2020-K122, Class X1, IO (f)	0.88%	11/25/30	1,980,616
35,210,000	Series 2020-K122, Class XAM, IO (f)	1.08%	11/25/30	3,034,106
75,686,758	Series 2020-K737, Class X1, IO (e)	0.64%	10/25/26	1,929,513
38,559,000	Series 2020-K738, Class XAM, IO (e)	1.37%	03/25/27	2,481,141
131,810,358	Series 2020-K739, Class X1, IO (f)	1.29%	09/25/27	7,481,002
40,072,531	Series 2020-K739, Class XAM, IO (f)	1.61%	09/25/27	3,202,172
33,000,000	Series 2020-K740, Class XAM (f)	1.11%	10/25/27	1,906,100
90,102,572	Series 2020-K1515, Class X1, IO (f)	1.51%	02/25/35	13,612,570
87,018,373	Series 2020-K1516, Class X1, IO (f)	1.51%	05/25/35	13,879,596
94,376,511	Series 2020-K1517, Class X1, IO (f)	1.33%	07/25/35	13,251,198
52,952,925	Series 2020-KG04, Class X1, IO (f)	0.85%	11/25/30	3,326,995
49,625,000	Series 2021-K123, Class XAM, IO (b)	0.98%	12/25/30	3,898,753
26,688,000	Series 2021-K124, Class XAM, IO (f)	0.94%	01/25/31	2,028,219
41,267,000	Series 2021-K125, Class XAM, IO (f)	0.78%	01/25/31	2,653,447
33,900,000	Series 2021-K128, Class XAM, IO (f)	0.74%	03/25/31	2,088,918
27,836,000	Series 2021-K129, Class XAM, IO (b)	1.22%	05/25/31	2,817,721
41,565,013	Series 2021-K130, Class XAM, IO (f)	1.21%	07/25/31	4,271,271
44,491,000	Series 2021-K132, Class XAM, IO (f)	0.86%	09/25/31	3,283,000
107,703,000	Series 2021-K741, Class XAM, IO (f)	0.95%	12/25/27	5,638,791
107,137,046	Series 2021-K744, Class X1, IO (f)	0.86%	07/25/28	5,303,787
13,000,000	Series 2021-KI08, Class A, 30 Day Average SOFR + 0.20% (b)	0.25%	10/25/26	13,005,395
149,862,152	Series 2021-K1520, Class X1, IO (f)	0.47%	02/25/36	7,606,179
142,000,000	Series 2021-KG05, Class X1, IO (f)	0.31%	01/25/31	3,613,048
64,494,257	Series 2021-KG06, Class X1, IO (f)	0.53%	10/25/31	2,881,984
	FREMF Mortgage Trust
6,500,000	Series 2012-K19, Class B (f) (i)	4.01%	05/25/45	6,498,453
3,000,000	Series 2013-K24, Class B (f) (i)	3.51%	11/25/45	3,042,477
5,000,000	Series 2015-K720, Class B (f) (i)	3.38%	07/25/22	5,042,729
13,126,829	Series 2015-K721, Class B (f) (i)	3.58%	11/25/47	13,288,218
	Government National Mortgage Association
3,495,523	Series 2011-31, Class Z (e)	3.58%	09/16/52	3,582,889
18,542,039	Series 2012-120, Class Z (e)	2.48%	01/16/55	17,756,691
100,000	Series 2013-74, Class AG (f)	2.58%	12/16/53	97,726
7,917	Series 2013-194, Class AE (e)	2.75%	11/16/44	7,990
23,000,000	Series 2014-153, Class D (e)	3.00%	04/16/56	23,028,536
15,938,549	Series 2015-30, Class DZ	2.95%	05/16/55	15,870,218
28,821,661	Series 2015-30, Class IO, IO (e)	0.68%	07/16/56	971,492
9,077,846	Series 2015-70, Class IO, IO (e)	0.63%	12/16/49	240,764
4,735,689	Series 2015-125, Class VA (e)	2.70%	05/16/35	4,766,196
19,667,728	Series 2016-2, Class IO, IO (e)	0.59%	04/16/57	540,806
2,500,000	Series 2016-7, Class B	2.80%	07/16/57	2,518,748
19,424,048	Series 2016-11, Class IO, IO (e)	0.85%	01/16/56	866,437
10,262,593	Series 2016-26, Class IO, IO (e)	0.75%	02/16/58	357,678
25,610,732	Series 2016-34, Class IO, IO (e)	0.90%	01/16/58	1,189,767
12,034,795	Series 2016-36, Class IO, IO (e)	0.75%	08/16/57	441,250
12,985,069	Series 2016-52, Class IO, IO (e)	0.80%	03/16/58	518,750
4,087,293	Series 2016-110, Class VA	2.10%	01/16/38	3,948,632

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$19,926,873	Series 2016-113, Class IO, IO (e)	1.09%	02/16/58	$1,158,632
12,285,321	Series 2016-127, Class IO, IO (e)	0.85%	05/16/58	605,048
44,558,444	Series 2016-166, Class IO, IO (e)	0.97%	04/16/58	2,106,803
3,126,398	Series 2017-23, Class Z	2.50%	05/16/59	2,990,345
4,067,898	Series 2017-35, Class Z (e)	2.50%	05/16/59	3,916,238
4,405,906	Series 2017-44, Class B	2.60%	04/17/50	4,336,713
7,020,000	Series 2017-76, Class B	2.60%	12/16/56	6,866,649
7,390,000	Series 2017-90, Class B	2.75%	12/16/57	7,354,555
3,249,171	Series 2017-106, Class AE	2.60%	12/16/56	3,225,574
2,068,126	Series 2017-145, Class B	2.70%	10/16/51	2,054,032
2,583,168	Series 2017-146, Class Z	2.60%	09/16/57	2,514,121
4,253,529	Series 2018-4, Class Z	2.50%	10/16/59	4,078,054
17,010,881	Series 2018-123, Class Z	2.50%	06/16/60	15,501,080
24,329,478	Series 2018-170, Class Z	2.50%	11/16/60	23,810,119
17,974,966	Series 2019-7, Class Z	2.50%	01/16/61	17,218,824
1,843,751	Series 2019-104, Class Z	2.80%	05/16/61	1,804,317
10,200,000	Series 2020-143, Class B	2.00%	03/16/62	9,289,501
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	6,006,584
8,680,989	Series 2020-169, Class Z	1.83%	06/16/62	6,576,935
				594,573,993
	Pass-through Securities — 42.9%
	Federal Home Loan Mortgage Corporation
1,544,072	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (b)	2.96%	12/01/48	1,590,510
4,687,676	Pool 840359, 12 Mo. LIBOR + 1.64% (b)	1.91%	06/01/46	4,863,297
100,012	Pool A19763	5.00%	04/01/34	110,760
429,114	Pool A47828	3.50%	08/01/35	450,896
194,630	Pool A47937	5.50%	08/01/35	219,078
63,371	Pool A48972	5.50%	05/01/36	71,255
76,815	Pool A54675	5.50%	01/01/36	87,075
151,092	Pool A65324	5.50%	09/01/37	167,155
93,939	Pool A97294	4.00%	02/01/41	101,680
718,334	Pool B70791	4.00%	06/01/39	763,784
3,510	Pool C01310	6.50%	03/01/32	3,980
12,163	Pool C03458	5.00%	02/01/40	13,682
42,651	Pool C03949	3.50%	05/01/42	45,404
100,593	Pool C04269	3.00%	10/01/42	104,962
170,085	Pool C91167	5.00%	04/01/28	185,287
122,501	Pool C91353	3.50%	01/01/31	127,861
17,512	Pool C91482	3.50%	07/01/32	18,486
15,707	Pool E02883	4.00%	04/01/26	16,496
16,739	Pool G01443	6.50%	08/01/32	18,729
268,331	Pool G02017	5.00%	12/01/35	303,647
262,973	Pool G04593	5.50%	01/01/37	297,845
119,142	Pool G04814	5.50%	10/01/38	135,545
23,254	Pool G05173	4.50%	11/01/31	25,145
261,302	Pool G05275	5.50%	02/01/39	293,579
69,175	Pool G05449	4.50%	05/01/39	75,947
203,365	Pool G06583	5.00%	06/01/41	230,522
481,105	Pool G07100	5.50%	07/01/40	547,077
48,704	Pool G07266	4.00%	12/01/42	52,846

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$367,642	Pool G07329	4.00%	01/01/43	$398,923
374,467	Pool G07683	4.00%	03/01/44	406,380
1,987	Pool G08113	6.50%	02/01/36	2,186
1,141,031	Pool G08854	5.00%	12/01/48	1,250,090
1	Pool G12797	6.50%	02/01/22	1
6,756	Pool G12959	6.50%	10/01/22	6,816
318	Pool G12978	5.50%	12/01/22	321
11,226	Pool G13625	5.50%	01/01/24	11,463
36,174	Pool G13733	5.00%	11/01/24	37,352
33,685	Pool G14088	4.00%	02/01/26	35,268
34,019	Pool G14106	6.00%	10/01/24	34,563
10,655	Pool G14167	5.50%	07/01/23	10,852
3,429	Pool G14233	6.00%	01/01/24	3,450
373,679	Pool G14348	4.00%	10/01/26	391,269
12,983	Pool G14376	4.00%	09/01/25	13,586
33,322	Pool G14995	5.50%	12/01/24	33,861
1,597	Pool G15821	5.00%	07/01/25	1,645
84,604	Pool G15949	4.00%	01/01/29	88,586
17,363	Pool G15957	5.50%	12/01/24	17,488
79,906	Pool G18264	5.00%	07/01/23	82,281
100,888	Pool G18287	5.50%	12/01/23	103,772
10,622	Pool G60020	4.50%	12/01/43	11,508
437,632	Pool G60114	5.50%	06/01/41	495,521
651,946	Pool G60168	4.50%	07/01/45	710,414
229,866	Pool G60194	3.50%	08/01/45	244,100
235,610	Pool G60808	3.00%	10/01/46	244,590
2,145,499	Pool G60921	4.50%	02/01/47	2,320,922
8,813,533	Pool G60940	4.00%	09/01/46	9,461,948
3,105,612	Pool G61160	4.50%	11/01/45	3,398,569
5,680	Pool H09034	5.50%	05/01/37	6,087
4,401	Pool J05364	6.00%	08/01/22	4,423
83,996	Pool J09465	4.00%	04/01/24	87,896
39,992	Pool J09504	4.00%	04/01/24	41,849
11,030	Pool J09798	4.00%	05/01/24	11,542
22,878	Pool J10623	4.00%	09/01/24	23,940
183,349	Pool N70075	5.00%	01/01/35	193,098
299,614	Pool N70081	5.50%	07/01/38	324,125
58,563	Pool Q07189	4.00%	04/01/42	63,396
20,145	Pool Q07479	3.50%	04/01/42	21,380
90,042	Pool Q11791	3.50%	10/01/42	95,848
58,929	Pool Q11836	3.50%	10/01/42	62,734
427,425	Pool Q14034	3.50%	12/01/42	457,706
1,759,114	Pool Q50564	4.50%	09/01/47	1,878,465
7,176,942	Pool Q53219	4.50%	12/01/47	7,807,429
467,787	Pool Q54651	4.50%	03/01/48	515,083
850,938	Pool Q55037	4.50%	04/01/48	946,949
6,260,626	Pool Q55152	4.50%	04/01/48	6,798,288
2,423,301	Pool Q56260	5.00%	05/01/48	2,697,296
2,945,810	Pool Q58363	5.00%	09/01/48	3,217,052
1,648,180	Pool Q58483	4.50%	09/01/48	1,765,137
2,181,384	Pool Q61217	4.00%	01/01/49	2,338,371
4,010,393	Pool QA4774	4.00%	11/01/49	4,320,369

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$9,850,765	Pool QA7078	3.50%	01/01/50	$10,352,463
2,834,981	Pool QB4340	3.00%	10/01/50	2,911,362
7,422,668	Pool QC0570	2.50%	04/01/51	7,451,558
3,540,155	Pool QN2804	1.50%	07/01/35	3,489,648
341,135	Pool QN3055	1.50%	08/01/35	336,268
9,992,580	Pool RA2729	2.50%	06/01/50	10,004,405
6,149,021	Pool RA3086	2.50%	07/01/50	6,148,922
4,928,003	Pool SB0366	3.50%	02/01/34	5,172,958
87,842,838	Pool SB0380	3.50%	02/01/34	93,256,985
43,609	Pool SC0036	3.00%	06/01/38	45,237
17,094,458	Pool SD8015	2.50%	10/01/49	17,099,609
8,158,564	Pool SD8037	2.50%	01/01/50	8,159,801
39,691,496	Pool SD8043	2.50%	02/01/50	39,714,620
56,336,015	Pool SD8044	3.00%	02/01/50	57,675,420
348,722	Pool U50165	4.00%	05/01/32	372,663
2,534,680	Pool U59020	4.00%	06/01/35	2,709,996
1,442,602	Pool U64762	4.50%	10/01/45	1,572,936
6,274,295	Pool U69020	5.00%	07/01/44	7,019,889
3,733,156	Pool U69041	5.00%	11/01/43	4,174,997
2,639,728	Pool U79023	3.50%	10/01/28	2,774,737
108,342	Pool U80068	3.50%	10/01/32	114,191
72,208	Pool U80212	3.50%	02/01/33	76,219
90,343	Pool U90245	3.50%	10/01/42	96,305
908,710	Pool U90690	3.50%	06/01/42	968,197
13,150	Pool U90932	3.00%	02/01/43	13,750
37,830	Pool U92272	4.50%	12/01/43	41,640
105,803	Pool U99045	3.50%	03/01/43	112,760
121,188	Pool U99084	4.50%	02/01/44	133,663
56,613	Pool U99091	4.50%	03/01/44	62,283
163,915	Pool U99096	4.50%	05/01/44	180,407
1,491,943	Pool ZS2492	6.50%	04/01/35	1,718,617
	Federal National Mortgage Association
45,207	Pool 190371	6.50%	07/01/36	51,174
26,492	Pool 255190	5.50%	05/01/34	29,860
13,473	Pool 255984	4.50%	11/01/25	14,359
91,665	Pool 256181	5.50%	03/01/36	99,055
298,516	Pool 256576	5.50%	01/01/37	328,580
6,812	Pool 256808	5.50%	07/01/37	7,013
55,018	Pool 256936	6.00%	10/01/37	59,222
55,514	Pool 545759	6.50%	07/01/32	62,586
12,656	Pool 555851	6.50%	01/01/33	14,029
216,699	Pool 683246	5.50%	02/01/33	245,461
170,285	Pool 725014	5.50%	12/01/33	192,172
373,363	Pool 735415	6.50%	12/01/32	418,055
3,288	Pool 745875	6.50%	09/01/36	3,699
41,998	Pool 747097	6.00%	10/01/29	44,763
322,731	Pool 788149	5.50%	05/01/33	364,379
152,524	Pool 812741	5.50%	02/01/35	166,766
174,379	Pool 827948	5.50%	05/01/35	190,712
270,304	Pool 850000	5.50%	01/01/36	306,339
35,799	Pool 871039	5.50%	02/01/37	37,379
939,483	Pool 879015	4.00%	10/01/35	1,012,830

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$120,355	Pool 888001	5.50%	10/01/36	$137,033
102,918	Pool 888163	7.00%	12/01/33	117,306
1,044	Pool 888435	5.50%	06/01/22	1,048
331,160	Pool 889610	5.50%	06/01/38	376,811
11,157	Pool 890149	6.50%	10/01/38	12,872
19,481	Pool 890231	5.00%	07/01/25	20,082
6,386	Pool 890314	5.50%	12/01/22	6,437
4,108	Pool 890378	6.00%	05/01/24	4,206
801,508	Pool 890556	4.50%	10/01/43	881,655
675,601	Pool 890736	5.00%	07/01/30	741,947
161,198	Pool 905917	5.50%	01/01/37	183,518
68,100	Pool 922386	5.50%	01/01/37	70,208
11,166	Pool 930562	5.00%	02/01/39	12,664
92,459	Pool 931808	5.50%	08/01/39	104,383
183,687	Pool 953115	5.50%	11/01/38	201,104
27,868	Pool 962556	5.00%	04/01/23	28,668
11,763	Pool 973561	5.00%	03/01/23	12,100
44,769	Pool 976871	6.50%	08/01/36	50,303
16,008	Pool 995097	6.50%	10/01/37	18,609
83,690	Pool 995149	6.50%	10/01/38	95,513
38,446	Pool 995228	6.50%	11/01/38	44,852
33,038	Pool 995252	5.00%	12/01/23	33,995
16,341	Pool 995259	6.50%	11/01/23	16,679
100,886	Pool AA3303	5.50%	06/01/38	110,036
475,948	Pool AB0460	5.50%	02/01/37	526,174
161,169	Pool AB0731	4.00%	06/01/39	174,760
39,629	Pool AB2092	4.00%	01/01/41	42,977
19,747	Pool AB2133	4.00%	01/01/26	20,665
876,350	Pool AB2506	5.00%	03/01/41	978,980
1,102,031	Pool AB2959	4.50%	07/01/40	1,163,382
78,074	Pool AB5174	3.50%	05/01/42	83,088
94,924	Pool AB5919	3.00%	08/01/42	98,989
195,480	Pool AB6671	3.00%	10/01/42	203,848
251,027	Pool AB7765	3.00%	02/01/43	261,776
159,221	Pool AB7859	3.50%	02/01/43	169,440
442,404	Pool AB8676	3.50%	05/01/42	449,291
653,912	Pool AB9551	3.00%	06/01/43	681,433
21,889	Pool AC1232	5.00%	07/01/24	22,551
197,234	Pool AC3267	5.50%	09/01/39	224,026
57,525	Pool AD0889	6.00%	09/01/24	58,826
289,477	Pool AD4317	4.00%	04/01/40	311,931
9,339	Pool AD5222	4.50%	05/01/30	9,966
62,504	Pool AD7137	5.50%	07/01/40	71,142
198,066	Pool AE0137	4.50%	03/01/36	217,012
64,156	Pool AE4476	4.00%	03/01/41	69,550
93,668	Pool AE7005	4.00%	10/01/40	101,453
3,285,392	Pool AE7733	5.00%	11/01/40	3,726,398
23,168	Pool AE9284	4.00%	11/01/40	25,126
498,025	Pool AE9959	5.00%	03/01/41	551,393
245,868	Pool AH0979	3.50%	01/01/41	256,071
177,037	Pool AH1089	4.00%	11/01/40	190,667
94,332	Pool AH1141	4.50%	12/01/40	103,503

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$66,643	Pool AH4404	4.00%	01/01/41	$72,014
59,111	Pool AH7204	4.00%	03/01/41	64,126
152,017	Pool AI6093	4.50%	06/01/31	163,586
56,542	Pool AI6503	5.00%	11/01/39	61,652
23,541	Pool AI6581	4.50%	07/01/41	25,840
105,091	Pool AI8779	4.00%	11/01/41	113,964
345,023	Pool AI9114	4.00%	06/01/42	375,857
1,770,671	Pool AI9124	4.00%	08/01/42	1,928,909
1,011,530	Pool AI9158	6.50%	01/01/41	1,205,701
650,754	Pool AK0765	4.00%	03/01/42	708,292
128,847	Pool AK4520	4.00%	03/01/42	139,382
127,462	Pool AK5555	4.00%	04/01/42	138,199
77,501	Pool AL0212	5.50%	02/01/38	87,359
184,465	Pool AL0241	4.00%	04/01/41	200,096
5,330	Pool AL0399	6.00%	08/01/24	5,424
2,836	Pool AL0446	6.00%	05/01/24	2,877
6,057	Pool AL1195	6.00%	09/01/23	6,176
411,210	Pool AL1850	5.50%	07/01/40	465,395
75,361	Pool AL2142	6.50%	09/01/38	85,672
348,277	Pool AL2551	3.50%	10/01/42	370,585
13,173	Pool AL2589	5.50%	05/01/25	13,362
70,078	Pool AL2892	3.50%	12/01/42	74,529
475,566	Pool AL3093	3.50%	02/01/43	506,091
18,714	Pool AL3154	3.00%	02/01/43	19,516
1,074,696	Pool AL4703	3.50%	12/01/28	1,112,854
6,946	Pool AL4962	6.00%	05/01/24	7,094
104,177	Pool AL5616	5.50%	09/01/41	118,422
538,554	Pool AL5890	4.50%	03/01/43	595,256
2,353	Pool AL6057	6.00%	08/01/24	2,370
2,117,742	Pool AL6513	5.00%	07/01/44	2,355,786
69,710	Pool AL6948	5.00%	09/01/25	71,782
73,462	Pool AL7046	3.50%	06/01/45	77,982
2,510,888	Pool AL7162, 12 Mo. LIBOR + 1.72% (b)	1.99%	09/01/42	2,614,640
201,032	Pool AL7231	3.50%	08/01/45	213,341
450,400	Pool AL7449	8.50%	12/01/37	532,209
555,099	Pool AL7637	5.00%	01/01/42	592,730
1,940,339	Pool AL7905	4.50%	03/01/34	2,108,564
82,909	Pool AL8139	4.00%	02/01/32	87,572
60,979	Pool AL8353	3.50%	08/01/44	64,866
5,648,041	Pool AL8640, 12 Mo. LIBOR + 1.81% (b)	2.08%	12/01/41	5,902,934
2,797,259	Pool AL8652	5.00%	07/01/44	3,190,550
363,970	Pool AL9143	3.50%	09/01/36	386,896
123,720	Pool AL9226	5.50%	12/01/41	142,057
908,483	Pool AL9777	4.50%	01/01/47	988,587
191,154	Pool AP1197	3.50%	09/01/42	204,137
130,040	Pool AP7963	4.00%	09/01/42	140,998
1,693,730	Pool AQ0411	3.50%	10/01/42	1,801,456
709,503	Pool AQ0535	3.00%	11/01/42	738,481
460,853	Pool AQ1534	3.50%	10/01/32	485,560
370,105	Pool AQ1607	3.50%	11/01/32	389,966
45,121	Pool AQ9715	3.00%	01/01/43	47,262
283,561	Pool AQ9999	3.00%	02/01/43	295,808

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,114,626	Pool AR7582	3.50%	03/01/33	$1,174,451
198,986	Pool AR7961	3.50%	03/01/33	209,772
2,658,502	Pool AS1719	5.00%	02/01/44	3,014,860
370,204	Pool AS5236	4.00%	05/01/45	384,004
642,198	Pool AS5515	3.50%	06/01/30	674,531
248,549	Pool AS5635	3.00%	08/01/45	259,188
399,762	Pool AS7211	3.00%	04/01/46	411,717
1,332,680	Pool AS7537	3.00%	07/01/46	1,389,714
4,756,180	Pool AS8548	3.50%	12/01/46	5,088,283
231,392	Pool AS9990	4.50%	07/01/47	247,350
70,082	Pool AT0332	3.00%	04/01/43	71,260
553,041	Pool AT1747	3.00%	04/01/43	576,584
316,024	Pool AT3892	3.00%	06/01/43	323,833
199,499	Pool AT4180	3.50%	05/01/33	210,348
64,949	Pool AY0013	4.50%	01/01/45	69,378
492,919	Pool BA4113	3.00%	04/01/46	510,470
1,192,562	Pool BD4509, 12 Mo. LIBOR + 1.67% (b)	1.92%	01/01/44	1,239,001
1,569,032	Pool BD4533, 12 Mo. LIBOR + 1.66% (b)	1.91%	09/01/44	1,632,368
7,364,596	Pool BD6438	3.00%	10/01/46	7,640,098
201,387	Pool BD8660, 1 Yr. Constant Maturity Treasury Rate + 1.67% (b)	1.73%	12/01/45	201,870
303,701	Pool BE3631	4.50%	05/01/47	327,074
1,629,020	Pool BH2633	5.00%	08/01/47	1,804,714
18,055	Pool BH9428	4.50%	09/01/47	19,473
10,154,002	Pool BJ1637	3.50%	11/01/47	10,733,355
115,344	Pool BJ6232	5.00%	04/01/48	126,390
846,295	Pool BJ9100	4.50%	02/01/48	943,276
532,818	Pool BJ9111	4.50%	03/01/48	580,864
1,170,603	Pool BJ9124	4.50%	04/01/48	1,304,738
302,811	Pool BK4769	5.00%	08/01/48	331,581
149,556	Pool BK4851	5.00%	05/01/48	162,829
3,768,943	Pool BK8883	5.00%	09/01/48	4,231,910
1,401,947	Pool BK9563	4.50%	12/01/48	1,514,726
3,459,149	Pool BK9599	5.00%	08/01/48	3,791,580
670,672	Pool BM3013, 12 Mo. LIBOR + 1.53% (b)	1.78%	07/01/44	687,304
5,795,562	Pool BM3625	3.00%	03/01/48	5,994,910
10,218,259	Pool BM3980, 12 Mo. LIBOR + 1.78% (b)	2.07%	02/01/43	10,700,825
13,607,475	Pool BM4122	7.47%	01/01/40	15,799,586
4,795,612	Pool BM4561	5.00%	09/01/48	5,367,299
6,148,334	Pool BM4785	4.50%	10/01/38	6,721,138
5,977,202	Pool BM5671	4.50%	01/01/49	6,612,700
5,728,948	Pool BM6018	5.00%	05/01/49	6,022,730
1,000,593	Pool BM6602	3.50%	02/01/48	1,031,117
493,542	Pool BN1027	5.50%	03/01/49	545,198
18,973,953	Pool BN3925	4.50%	01/01/49	20,937,663
1,137,214	Pool BN4059	4.00%	12/01/48	1,200,133
3,834,880	Pool BN4328	5.00%	01/01/49	4,286,022
5,808,143	Pool BO5426	4.00%	10/01/49	6,250,390
10,969,138	Pool BP1950	3.00%	04/01/50	11,443,441
3,219,500	Pool BP4238	3.00%	04/01/50	3,305,306
676,738	Pool BP6504	1.50%	07/01/35	667,083
1,903,876	Pool BP8797	3.00%	07/01/50	1,979,054

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$5,736,550	Pool BQ3099	3.00%	10/01/50	$5,908,738
7,208,630	Pool BR4728	2.50%	03/01/51	7,228,710
11,703,818	Pool BR7216	2.00%	04/01/51	11,485,205
7,790,920	Pool BR7233	2.00%	04/01/51	7,635,765
16,590,405	Pool BR7258	2.00%	04/01/51	16,254,072
12,273,836	Pool BR7265	2.50%	04/01/51	12,336,558
16,000,041	Pool BR7266	2.50%	04/01/51	16,062,317
6,174,660	Pool BR7726	2.50%	04/01/51	6,243,599
4,736,261	Pool CA0843	3.00%	12/01/47	4,917,077
7,142,411	Pool CA1576	5.00%	01/01/48	7,841,148
4,258,686	Pool CA1917	5.00%	06/01/48	4,790,750
2,335,011	Pool CA2520	4.00%	10/01/33	2,471,650
3,852,978	Pool CA2947	4.00%	12/01/48	4,189,718
10,420,472	Pool CA4978	3.00%	01/01/50	10,688,154
10,321,188	Pool CA6000	3.00%	06/01/50	10,562,186
34,974,661	Pool CA6347	2.50%	07/01/50	34,997,806
25,885,687	Pool CA6417	3.00%	07/01/50	26,630,843
11,796,228	Pool CA6423	3.00%	07/01/50	12,071,668
56,267,253	Pool CA7038	2.50%	09/01/50	56,266,339
17,096,353	Pool CA7052	3.00%	09/01/50	17,530,200
23,538,460	Pool CA8132	2.50%	12/01/50	23,538,078
20,339,707	Pool CA8526	2.50%	01/01/51	20,353,686
39,677,931	Pool CA8954	2.50%	02/01/51	39,677,287
91,036,421	Pool CB0860	3.00%	06/01/51	93,476,043
63,541,886	Pool FM1194	4.50%	05/01/39	69,984,961
2,064,622	Pool FM1284	3.50%	02/01/46	2,195,787
1,928,972	Pool FM1285	4.00%	10/01/43	2,089,726
1,951,793	Pool FM1287	5.00%	11/01/44	2,145,197
43,170,867	Pool FM1725	2.50%	11/01/47	43,427,287
9,175,124	Pool FM2001	5.00%	09/01/49	10,107,375
5,858,235	Pool FM2450	3.50%	12/01/39	6,341,508
79,907,406	Pool FM2500	2.50%	03/01/35	82,691,735
17,912,678	Pool FM2870	3.00%	03/01/50	18,505,294
16,161,926	Pool FM3431	3.00%	05/01/50	16,605,832
10,194,254	Pool FM4681	2.50%	11/01/50	10,268,469
12,431,156	Pool FM5575	3.50%	01/01/36	13,169,193
33,577,325	Pool FM7382	3.00%	05/01/51	34,471,101
39,430,172	Pool FM7687	3.00%	06/01/51	40,817,260
7,591,496	Pool FM8218	4.00%	04/01/48	8,203,034
39,165,195	Pool FM8927	4.00%	10/01/49	43,194,938
14,274,651	Pool FM8953	5.00%	11/01/43	16,028,564
6,033,370	Pool FM9408	4.50%	06/01/46	6,564,829
93,273	Pool MA0096	4.50%	06/01/29	99,533
2,194	Pool MA0293	4.50%	01/01/30	2,342
35,869	Pool MA0295	5.00%	01/01/30	39,422
31,275	Pool MA0353	4.50%	03/01/30	33,376
828,814	Pool MA0443	5.00%	05/01/30	910,974
18,721	Pool MA0444	5.00%	06/01/40	20,772
219,821	Pool MA0575	4.50%	11/01/30	236,801
128,004	Pool MA0633	5.00%	01/01/41	141,709
3,828	Pool MA0777	5.00%	06/01/31	4,276
31,951	Pool MA1222	4.00%	10/01/32	34,333

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$52,760	Pool MA1228	3.00%	09/01/42	$55,100
314,771	Pool MA1373	3.50%	03/01/43	335,210
244,888	Pool MA2024	4.00%	07/01/29	258,249
676,294	Pool MA2099	3.50%	11/01/29	710,674
327,417	Pool MA2454	3.50%	09/01/30	343,889
2,541	Pool MA2509	3.00%	01/01/46	2,570
1,360,916	Pool MA2916	4.00%	02/01/47	1,475,895
214,515	Pool MA3101	4.50%	08/01/47	231,038
125,863	Pool MA3123	5.00%	08/01/47	138,746
419,183	Pool MA3205	5.00%	10/01/47	462,648
6,778,518	Pool MA3774	3.00%	09/01/49	6,936,795
3,360,650	Pool MA3937	3.00%	02/01/50	3,445,555
979,028	Pool MA4122	1.50%	09/01/35	965,060
827,079	Pool MA4154	1.50%	10/01/35	815,279
5,898,829	Pool MA4210	2.50%	12/01/50	5,899,823
100,000,000	Pool TBA (j)	2.50%	02/15/52	99,882,813
214,000,000	Pool TBA	2.50%	03/15/52	213,221,104
170,000,000	Pool TBA (j)	3.00%	03/15/52	173,342,322
55,000,000	Pool TBA	3.50%	03/15/52	57,178,516
20,516,875	Pool TBA	4.00%	03/15/52	21,655,722
375,000,000	Pool TBA (j)	3.00%	04/15/52	381,786,832
	Government National Mortgage Association
64,308	Pool 3149	6.00%	10/20/31	71,333
41,046	Pool 3172	6.00%	12/20/31	46,945
43,862	Pool 3227	6.00%	04/20/32	48,953
8,656	Pool 3474	6.00%	11/20/33	9,674
109,417	Pool 4251	5.50%	10/20/23	112,038
62,884	Pool 455986	5.25%	07/15/25	65,240
86,299	Pool 487108	6.00%	04/15/29	96,176
36,174	Pool 553144	5.50%	04/15/33	40,828
554	Pool 589331	6.00%	10/15/22	561
111,582	Pool 604338	5.00%	05/15/33	127,811
99,734	Pool 604897	5.00%	12/15/33	113,284
109,444	Pool 605389	5.00%	04/15/34	125,401
257,168	Pool 615403	4.50%	08/15/33	290,874
10,665	Pool 627123	5.50%	03/15/34	12,197
71,703	Pool 638704	5.50%	11/15/36	79,897
158,081	Pool 653143	4.90%	04/15/36	177,227
247,523	Pool 658324	5.50%	03/15/37	272,604
128,155	Pool 677190	5.00%	06/15/38	146,728
16,620	Pool 687833	6.00%	08/15/38	18,965
42,226	Pool 706840	4.50%	05/15/40	48,618
192,474	Pool 706855	4.50%	09/15/40	221,842
257,550	Pool 711483	4.00%	01/15/40	288,240
115,384	Pool 711543	4.00%	11/15/40	129,253
749,218	Pool 711563	4.50%	03/15/41	868,975
5,050,773	Pool 720225	4.50%	07/15/39	5,729,399
251,773	Pool 723216	4.50%	08/15/40	283,382
69,898	Pool 723248	5.00%	10/15/39	80,352
268,268	Pool 724230	5.00%	08/15/39	306,378
67,071	Pool 724267	5.00%	09/15/39	76,421
199,047	Pool 724340	4.50%	09/15/39	222,048

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$82,144	Pool 725272	4.50%	11/15/39	$90,623
47,181	Pool 726394	4.50%	10/15/39	53,484
22,415	Pool 728921	4.50%	12/15/24	23,284
212,863	Pool 733595	4.50%	04/15/40	250,981
88,590	Pool 733733	5.00%	06/15/40	101,202
533,975	Pool 736317	4.25%	06/20/36	571,787
105,420	Pool 736617	4.00%	12/15/35	113,766
815,848	Pool 737673	4.50%	11/15/40	914,911
191,268	Pool 737996	4.00%	02/15/41	210,077
247,966	Pool 739341	3.50%	10/15/41	271,612
162,329	Pool 743673	4.50%	07/15/40	184,767
278,889	Pool 745478	5.00%	08/20/40	305,429
579,044	Pool 748939	4.00%	09/20/40	626,976
83,346	Pool 754384	4.50%	03/20/42	91,612
336,586	Pool 762905	4.50%	04/15/41	380,272
1,251,881	Pool 769102	4.50%	07/20/41	1,337,250
327,550	Pool 781623	5.00%	06/15/33	368,932
52,134	Pool 781697	6.00%	11/15/33	59,720
268,688	Pool 781824	5.50%	11/15/34	304,967
10,487	Pool 781862	5.50%	01/15/35	11,955
37,256	Pool 782070	7.00%	06/15/32	40,700
109,364	Pool 782259	5.00%	02/15/36	125,220
58,463	Pool 782810	4.50%	11/15/39	66,846
85,904	Pool 783091	5.50%	06/15/40	98,910
21,742	Pool 783220	5.50%	09/15/24	22,462
134,979	Pool 783375	5.00%	08/15/41	153,561
8,567,058	Pool 783590	4.50%	06/20/41	9,444,947
229,249	Pool 783760	5.00%	02/15/42	262,569
3,038,491	Pool 784063	5.00%	09/20/45	3,306,156
483,818	Pool 784343	5.00%	02/15/41	553,557
3,864,178	Pool 784752	4.00%	03/15/45	4,328,677
2,326,379	Pool 785020	3.00%	05/20/50	2,386,520
2,061,811	Pool AC0197	4.00%	12/20/42	2,204,310
420,728	Pool AD0026	3.50%	06/20/33	441,001
89,672	Pool AD0856	3.75%	08/20/33	94,906
36,681	Pool AG8899	4.00%	12/20/43	39,307
842,734	Pool AI6317	4.50%	06/20/44	895,726
411,692	Pool AK2389	4.50%	11/20/44	437,006
114,016	Pool AN4469	5.00%	12/15/40	127,310
260,044	Pool AR8421	5.00%	10/20/41	278,832
996,130	Pool BB1216	4.50%	06/20/47	1,084,717
432,654	Pool BB4731	4.00%	07/20/47	462,221
309,510	Pool BB4757	4.00%	08/20/47	328,426
167,785	Pool BB4769	4.00%	08/20/47	176,015
436,696	Pool BD0483	4.50%	11/20/47	471,062
462,126	Pool BF0415	5.00%	06/20/35	497,457
276,135	Pool BL6909	5.00%	03/20/49	295,424
184,491	Pool BL6923	6.00%	03/20/49	199,572
5,996,388	Pool BU8989	5.50%	06/20/40	6,738,299
870,798	Pool BX7975	5.50%	09/20/39	978,090
1,582,210	Pool CB3161	5.50%	03/20/50	1,777,602
1,639,061	Pool CB8275	5.50%	09/20/39	1,841,057

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$2,528,190	Pool CC3552	5.50%	08/20/40	$2,840,367
2,044,233	Pool CC3563	5.50%	09/20/35	2,296,704
2,150,141	Pool CC3564	6.00%	09/20/39	2,435,485
939,880	Pool CC3565	6.50%	01/20/39	1,100,414
5,134,547	Pool CC3583	5.50%	09/20/35	5,777,430
2,469,372	Pool CC8859	5.50%	10/20/35	2,776,093
4,719,922	Pool CC8868	5.50%	06/20/40	5,301,667
3,888,732	Pool CD4286	6.00%	11/20/39	4,409,810
870,026	Pool CD6819	6.50%	01/20/39	982,808
1,666,165	Pool CE1292	6.00%	01/20/39	1,887,258
1,004,308	Pool CE1819	5.50%	12/20/39	1,129,195
3,333,218	Pool CE6488	6.00%	09/20/39	3,775,588
1,800,568	Pool CE6489	6.50%	12/20/38	2,034,343
5,446,228	Pool CE6491	6.00%	07/20/36	6,173,922
780,607	Pool CE6626	6.00%	12/20/38	884,207
1,920,978	Pool CE7158	5.50%	05/20/40	2,157,738
1,264,978	Pool CE9078	5.50%	01/20/39	1,399,911
156,342	Pool MA1017	6.00%	05/20/43	178,331
104,970	Pool MA1162	6.00%	07/20/43	120,403
12,884	Pool MA2215	3.50%	09/20/44	13,181
96,852	Pool MA2683	6.00%	03/20/45	110,470
103,339	Pool MA2759	6.00%	01/20/45	118,594
42,942	Pool MA2897	6.00%	03/20/45	49,281
185,607	Pool MA2966	6.00%	09/20/39	212,083
209,478	Pool MA3249	6.00%	04/20/40	240,267
423,681	Pool MA3459	6.00%	08/20/39	486,188
469,465	Pool MA4076	7.00%	01/20/39	537,768
3,233,368	Pool MA5714	6.00%	01/20/49	3,597,237
				2,519,171,881
	Total U.S. Government Agency Mortgage-Backed Securities			4,540,171,001
	(Cost $4,588,225,218)

MORTGAGE-BACKED SECURITIES — 13.0%
	Collateralized Mortgage Obligations — 9.3%
	Angel Oak Mortgage Trust
7,826,285	Series 2021-4, Class A1 (i)	1.04%	01/20/65	7,714,068
8,431,249	Series 2021-5, Class A1 (i)	0.95%	07/25/66	8,285,098
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (i)	4.76%	04/25/49	9,171,101
1,904,531	Series 2019-3, Class A3 (i)	3.42%	10/25/48	1,903,593
3,748,704	Series 2021-1R, Class A2 (i)	1.48%	10/25/48	3,707,505
5,175,460	Series 2021-1R, Class A3 (i)	1.64%	10/25/48	5,122,970
	Barclays Mortgage Loan Trust
7,206,544	Series 2021-NQM1, Class A1 (i)	1.75%	09/25/51	7,135,680
	BRAVO Residential Funding Trust
2,613,447	Series 2021-NQM1, Class A2 (i)	1.26%	02/25/49	2,589,620
6,533,618	Series 2021-NQM1, Class A3 (i)	1.33%	02/25/49	6,461,240
6,316,888	Series 2021-NQM2, Class A1 (i)	0.97%	03/25/60	6,281,324

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CFMT LLC
$4,052,000	Series 2021-EBO1, Class M1 (i)	1.65%	11/25/50	$4,025,924
	Chase Home Lending Mortgage Trust
3,599,534	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (b) (i)	0.96%	03/25/50	3,619,054
269,818	Series 2019-ATR2, Class A11, 1 Mo. LIBOR + 0.90% (b) (i)	1.01%	07/25/49	271,009
	CHL Mortgage Pass-Through Trust
30,488	Series 2004-8, Class 2A1	4.50%	06/25/19	30,564
	CIM Trust
1,443,146	Series 2017-7, Class A (i)	3.00%	04/25/57	1,455,612
2,429,891	Series 2018-J1, Class A22 (i)	3.50%	03/25/48	2,440,196
2,773,456	Series 2019-INV1, Class A11 (i)	4.00%	02/25/49	2,793,895
4,294,401	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (b) (i)	1.05%	08/25/49	4,296,568
	Citigroup Global Markets Mortgage Securities VII, Inc.
242	Series 2003-UP2, Class PO1, PO	(c)	12/25/18	221
	Connecticut Avenue Securities Trust
4,293,130	Series 2019-R01, Class 2M2, 1 Mo. LIBOR + 2.45% (b) (i)	2.56%	07/25/31	4,314,400
2,102,767	Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (b) (i)	2.41%	08/25/31	2,112,293
612,154	Series 2019-R03, Class 1M2, 1 Mo. LIBOR + 2.15% (b) (i)	2.26%	09/25/31	614,753
4,288,214	Series 2019-R06, Class 2M2, 1 Mo. LIBOR + 2.10% (b) (i)	2.21%	09/25/39	4,293,735
6,370,983	Series 2019-R07, Class 1M2, 1 Mo. LIBOR + 2.10% (b) (i)	2.21%	10/25/39	6,390,265
	Federal Home Loan Mortgage Corporation STACR Debt Notes
11,511,840	Series 2018-DNA1, Class M2, 1 Mo. LIBOR + 1.80% (b)	1.91%	07/25/30	11,592,216
16,348,868	Series 2020-HQA5, Class M2, 30 Day Average SOFR + 2.60% (b) (i)	2.65%	11/25/50	16,525,472
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
6,076,426	Series 2019-HQA4, Class M2, 1 Mo. LIBOR + 2.05% (b) (i)	2.16%	11/25/49	6,090,666
2,159,211	Series 2020-DNA1, Class M2, 1 Mo. LIBOR + 1.70% (b) (i)	1.81%	01/25/50	2,169,529
1,890,019	Series 2020-HQA2, Class M2, 1 Mo. LIBOR + 3.10% (b) (i)	3.21%	03/25/50	1,915,395
6,250,000	Series 2021-DNA5, Class M2, 30 Day Average SOFR + 1.65% (b) (i)	1.70%	01/25/34	6,273,524
	Federal Home Loan Mortgage Corporation STACR Trust
12,000,000	Series 2018-DNA2, Class M2, 1 Mo. LIBOR + 2.15% (b) (i)	2.26%	12/25/30	12,188,200
5,936,144	Series 2019-HQA1, Class M2, 1 Mo. LIBOR + 2.35% (b) (i)	2.46%	02/25/49	5,999,346
9,290,864	Series 2019-HQA3, Class M2, 1 Mo. LIBOR + 1.85% (b) (i)	1.96%	09/25/49	9,338,873
	Federal National Mortgage Association Connecticut Avenue Securities
13,722,448	Series 2018-C03, Class 1M2, 1 Mo. LIBOR + 2.15% (b)	2.26%	10/25/30	13,901,723
11,609,482	Series 2018-C06, Class 1M2, 1 Mo. LIBOR + 2.00% (b)	2.11%	03/25/31	11,742,972
	Flagstar Mortgage Trust
838,510	Series 2018-2, Class A4 (i)	3.50%	04/25/48	840,515
2,498,363	Series 2018-4, Class B1 (f) (i)	4.26%	07/25/48	2,523,241
2,103,546	Series 2019-2, Class A11 (i)	3.50%	12/25/49	2,125,119
3,594,732	Series 2020-1INV, Class A11, 1 Mo. LIBOR + 0.85% (b) (i)	0.96%	03/25/50	3,590,727
18,865,355	Series 2021-9INV, Class A1 (i)	2.50%	09/25/41	18,884,221
24,158,811	Series 2021-10IN, Class A1 (i)	3.00%	10/25/51	24,145,478
17,461,233	Series 2021-11IN, Class A6 (i)	2.50%	11/25/51	17,391,423
	GMACM Mortgage Loan Trust
892	Series 2003-J10, Class A1	4.75%	01/25/19	877
	GS Mortgage-Backed Securities Corp. Trust
1,132,853	Series 2019-PJ3, Class A1 (i)	3.50%	03/25/50	1,138,752
	JP Morgan Mortgage Trust
6,436	Series 2004-S2, Class 5A1	5.50%	12/25/19	6,334
4,282	Series 2014-IVR3, Class 2A1 (f) (i)	2.31%	09/25/44	4,297
4,688,736	Series 2015-IVR2, Class A5 (f) (i)	2.25%	01/25/45	4,759,356

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$969,315	Series 2018-5, Class A1 (i)	3.50%	10/25/48	$971,572
1,236,300	Series 2018-5, Class A13 (i)	3.50%	10/25/48	1,233,937
2,473,230	Series 2018-8, Class A7 (i)	4.00%	01/25/49	2,488,293
6,507,759	Series 2018-7FRB, Class A2, 1 Mo. LIBOR + 0.75% (b) (i)	0.86%	04/25/46	6,516,693
2,889,149	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (b) (i)	1.06%	05/25/49	2,899,181
2,885,537	Series 2019-1, Class A5 (i)	4.00%	05/25/49	2,896,935
741,992	Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (b) (i)	1.06%	08/25/49	742,860
1,019,360	Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (b) (i)	1.06%	09/25/49	1,020,478
968,196	Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (b) (i)	1.01%	11/25/49	971,307
999,944	Series 2019-5, Class A15 (i)	4.00%	11/25/49	1,004,265
963,868	Series 2019-8, Class A15 (i)	3.50%	03/25/50	972,478
1,338,231	Series 2019-9, Class A11, 1 Mo. LIBOR + 0.90% (b) (i)	1.00%	05/25/50	1,339,610
6,104,137	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.90% (b) (i)	1.01%	02/25/50	6,141,382
1,731,600	Series 2019-INV2, Class A15 (i)	3.50%	02/25/50	1,742,958
195,544	Series 2019-INV3, Class A4 (i)	3.50%	05/25/50	195,695
21,278	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (b) (i)	1.01%	12/25/49	21,311
498,982	Series 2019-LTV3, Class A15 (i)	3.50%	03/25/50	500,506
6,384,527	Series 2020-INV1, Class A15 (i)	3.50%	08/25/50	6,451,194
962,961	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (b) (i)	1.10%	06/25/50	965,181
8,111,173	Series 2021-3, Class A11, 30 Day Average SOFR + 0.60% (b) (i)	0.65%	07/01/51	8,058,558
	JPMorgan Wealth Management
10,000,000	Series 2020-ATR1, Class A5 (i)	3.00%	02/25/50	10,023,028
	MASTR Seasoned Securitization Trust
1,003	Series 2005-2, Class 3A1	6.00%	11/25/17	1,019
	Mello Mortgage Capital Acceptance
5,715,328	Series 2018-MTG2, Class A9 (i)	4.36%	10/25/48	5,750,942
	Mello Warehouse Securitization Trust
9,500,000	Series 2020-1, Class E, 1 Mo. LIBOR + 2.80% (b) (i)	2.91%	10/25/53	9,497,266
	MetLife Securitization Trust
3,091,019	Series 2018-1A, Class A (i)	3.75%	03/25/57	3,179,708
	MFA Trust
8,486,215	Series 2021-NQM2, Class A1 (i)	1.03%	11/25/64	8,366,072
	MRA Issuance Trust
6,000,000	Series 2021-8, Class A2X, 1 Mo. LIBOR + 1.15% (b) (h) (i)	1.25%	05/15/22	6,000,000
6,000,000	Series 2021-14, Class A1X, 1 Mo. LIBOR + 1.25% (b) (i)	1.33%	02/15/22	6,006,450
11,000,000	Series 2021-EBO1, Class A2X, 1 Mo. LIBOR + 1.75% (b) (i)	1.85%	04/15/22	11,031,050
8,000,000	Series 2021-EBO4, Class A1X, 1 Mo. LIBOR + 1.75% (b) (i)	1.85%	02/16/22	8,008,440
	New Residential Mortgage Loan Trust
6,150,421	Series 2015-2A, Class B1 (i)	4.50%	08/25/55	6,468,321
4,992,650	Series 2016-1A, Class A1 (i)	3.75%	03/25/56	5,168,454
3,252,982	Series 2018-4A, Class A1M, 1 Mo. LIBOR + 0.90% (b) (i)	1.01%	01/25/48	3,257,955
29,189,577	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (b) (i)	0.86%	01/25/48	29,154,013
	OBX Trust
2,046,210	Series 2018-EXP1, Class 1A3 (i)	4.00%	04/25/48	2,050,285
2,783,346	Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR + 0.85% (b) (i)	0.96%	04/25/48	2,801,344
	PRKCM Trust
9,518,207	Series 2021-AFC1, Class A1 (i)	1.51%	08/25/56	9,295,943
	Provident Funding Mortgage Trust
1,532,634	Series 2019-1, Class A5 (i)	3.00%	12/25/49	1,519,735
2,348,511	Series 2020-1, Class A5 (i)	3.00%	02/25/50	2,329,691

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PSMC Trust
$3,927,820	Series 2020-3, Class A1 (i)	3.00%	11/25/50	$3,933,120
	Rate Mortgage Trust
14,389,763	Series 2021-J3, Class A7 (i)	2.50%	10/25/51	14,332,233
	Residential Accredit Loans, Inc.
3,397	Series 2003-QS20, Class CB	5.00%	11/25/18	3,659
	Sequoia Mortgage Trust
2,269,792	Series 2017-2, Class A19 (i)	3.50%	02/25/47	2,267,439
1,164,401	Series 2017-CH1, Class A13 (i)	4.00%	08/25/47	1,169,561
5,431,977	Series 2018-CH1, Class B1B (i)	4.45%	03/25/48	5,500,202
13,179,005	Series 2020-1, Class A7 (i)	3.50%	02/25/50	13,278,638
4,243,240	Series 2020-1, Class A19 (i)	3.50%	02/25/50	4,284,078
	TIAA Bank Mortgage Loan Trust
507,442	Series 2018-3, Class A1 (i)	4.00%	11/25/48	509,914
	UWM Mortgage Trust
14,802,293	Series 2021-INV4, Class A4 (i)	2.50%	12/25/51	14,743,113
	Verus Securitization Trust
6,255,000	Series 2020-INV1, Class A3, steps up to 4.89% on 05/26/24 (i) (k)	3.89%	03/25/60	6,369,186
6,677,285	Series 2021-1, Class A1 (i)	0.82%	01/25/66	6,592,161
	Vista Point Securitization Trust
4,200,000	Series 2020-1, Class M1 (i)	4.15%	03/25/65	4,256,364
	Wells Fargo Mortgage Backed Securities Trust
973,275	Series 2019-1, Class A1 (i)	3.98%	11/25/48	979,836
336,285	Series 2019-3, Class A1 (i)	3.50%	07/25/49	337,391
14,448,178	Series 2021-INV2, Class A2 (i)	2.50%	09/25/51	14,181,261
	WinWater Mortgage Loan Trust
1,607,590	Series 2016-1, Class 1A18 (i)	3.50%	01/20/46	1,612,744
675,374	Series 2016-1, Class 2A3 (i)	3.00%	12/20/30	676,833
4,321,908	Series 2016-1, Class B1 (f) (i)	3.82%	01/20/46	4,388,358
				544,639,145
	Commercial Mortgage-Backed Securities — 3.7%
	Austin Fairmont Hotel Trust
5,000,000	Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (b) (i)	1.16%	09/15/32	4,996,093
	BAMLL Commercial Mortgage Securities Trust
7,000,000	Series 2013-WBRK, Class A (f) (i)	3.53%	03/10/37	7,197,254
	BBCMS Mortgage Trust
12,000,000	Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.85% (b) (i)	0.96%	08/15/36	11,989,913
8,394,000	Series 2018-TALL, Class A, 1 Mo. LIBOR + 0.72% (b) (i)	0.83%	03/15/37	8,318,419
	BX Commercial Mortgage Trust
15,000,000	Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (b) (i)	1.11%	04/15/34	14,996,314
	Citigroup Commercial Mortgage Trust
8,500,000	Series 2012-GC8, Class AS (i)	3.68%	09/10/45	8,563,978
2,915,000	Series 2014-GC23, Class B	4.18%	07/10/47	3,032,760
91,366,770	Series 2016-P4, Class XA, IO (f)	1.90%	07/10/49	6,207,358
	COMM Mortgage Trust
4,450,000	Series 2012-CR3, Class AM (i)	3.42%	10/15/45	4,444,502
10,000,000	Series 2013-CR13, Class AM	4.45%	11/10/46	10,406,142
10,000,000	Series 2014-CR15, Class AM	4.43%	02/10/47	10,450,403
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	7,093,200
	DBWF Mortgage Trust
10,844,968	Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (b) (i)	1.13%	12/19/30	10,849,017

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Fontainebleau Miami Beach Trust
$5,000,000	Series 2019-FBLU, Class C (i)	3.75%	12/10/36	$5,066,290
	GS Mortgage Securities Corp Trust
14,050,000	Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (b) (i)	1.31%	06/15/38	14,059,470
	GS Mortgage Securities Corp. II
10,717,000	Series 2012-TMSQ, Class A (i)	3.01%	12/10/30	10,794,244
	GS Mortgage Securities Trust
4,460,983	Series 2014-GC18, Class A3	3.80%	01/10/47	4,546,312
	Hawaii Hotel Trust
9,290,000	Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (b) (i)	1.26%	05/15/38	9,300,853
	Morgan Stanley Bank of America Merrill Lynch Trust
8,015,000	Series 2014-C15, Class AS	4.26%	04/15/47	8,343,264
	Motel Trust
8,500,000	Series 2021-MTL6, Class A, 1 Mo. LIBOR + 0.90% (b) (i)	1.01%	09/15/38	8,508,818
	Ready Capital Mortgage Financing LLC
5,000,000	Series 2021-FL6, Class A, 1 Mo. LIBOR + 0.95% (b) (i)	1.06%	07/25/36	4,959,600
	UBS-Barclays Commercial Mortgage Trust
5,856,000	Series 2012-C3, Class B (f) (i)	4.37%	08/10/49	5,926,293
	VMC Finance LLC
3,932,999	Series 2021-HT1, Class A, 1 Mo. LIBOR + 1.65% (b) (i)	1.75%	01/18/37	3,936,667
	Wells Fargo Commercial Mortgage Trust
11,770,000	Series 2012-LC5, Class B	4.14%	10/15/45	11,926,809
7,500,000	Series 2015-NXS2, Class B (f)	4.29%	07/15/58	7,893,477
68,398,755	Series 2016-C37, Class XA, IO (f)	0.81%	12/15/49	2,174,472
5,450,000	Series 2020-SDAL, Class C, 1 Mo. LIBOR + 1.74% (b) (i)	1.85%	02/15/37	5,417,020
	WFRBS Commercial Mortgage Trust
4,495,823	Series 2013-C18, Class A4	3.90%	12/15/46	4,641,492
				216,040,434
	Total Mortgage-Backed Securities			760,679,579
	(Cost $768,297,572)

ASSET-BACKED SECURITIES — 3.5%
	Affirm Asset Securitization Trust
8,160,000	Series 2021-A, Class A (i)	0.88%	08/15/25	8,143,066
	American Credit Acceptance Receivables Trust
15,000,000	Series 2022-1, Class A (i)	0.99%	12/15/25	15,003,680
9,000,000	Series 2022-1, Class B (i)	1.68%	09/14/26	9,003,152
	AMSR Trust
2,500,000	Series 2020-SFR2, Class A (i)	1.63%	07/17/37	2,450,803
6,393,000	Series 2020-SFR5, Class A (i)	1.38%	11/17/37	6,166,187
	CIG Auto Receivables Trust
8,668,670	Series 2021-1A, Class A (i)	0.69%	04/14/25	8,635,013
	Corevest American Finance Trust
10,662,644	Series 2020-3, Class A (i)	1.36%	08/15/53	10,313,896
6,448,004	Series 2020-4, Class A (i)	1.17%	12/15/52	6,233,004
	CWABS, Inc. Asset-Backed Certificates Trust
3,765,463	Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (b)	0.96%	08/25/34	3,764,804
	Diamond Resorts Owner Trust
8,038,417	Series 2021-1A, Class A (i)	1.51%	11/21/33	8,004,828

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	DT Auto Owner Trust
$7,186,075	Series 2021-4A, Class A (i)	0.56%	09/15/25	$7,167,839
	FCI Funding LLC
5,317,151	Series 2019-1A, Class A (i)	3.63%	02/18/31	5,334,434
	Flagship Credit Auto Trust
25,929,406	Series 2021-4, Class A (i)	0.81%	07/17/26	25,759,817
	FNA VI LLC
10,278,641	Series 2021-1A, Class A (i)	1.35%	01/10/32	10,103,300
	Foursight Capital Automobile Receivables Trust
9,285,000	Series 2022-1, Class A2 (i)	1.15%	09/15/25	9,278,518
	GLS Auto Receivables Issuer Trust
28,542,101	Series 2021-4A, Class A (i)	0.84%	07/15/25	28,486,153
	GSAMP Trust
6,606,224	Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (b) (i)	1.76%	05/25/36	6,633,186
	M360 Ltd.
5,000,000	Series 2021-CRE3, Class A, 1 Mo. LIBOR + 1.50% (b) (i)	1.61%	11/22/38	5,006,042
	MF1 Ltd.
4,000,000	Series 2021-FL7, Class A, 1 Mo. LIBOR + 1.08% (b) (i)	1.18%	10/16/36	3,978,750
	Mill City Mortgage Loan Trust
1,771,258	Series 2018-1, Class A1 (i)	3.25%	05/25/62	1,794,372
1,375,314	Series 2018-2, Class A1 (f) (i)	3.50%	05/25/58	1,392,899
	Sierra Timeshare Receivables Funding LLC
2,827,479	Series 2019-1A, Class A (i)	3.20%	01/20/36	2,873,743
6,154,611	Series 2020-2A, Class A (i)	1.33%	07/20/37	6,087,748
	Towd Point Mortgage Trust
103,368	Series 2015-3, Class A4B (i)	3.50%	03/25/54	104,125
754,803	Series 2015-5, Class A2 (i)	3.50%	05/25/55	756,009
3,187,269	Series 2019-1, Class A1 (i)	3.67%	03/25/58	3,286,552
	Westlake Automobile Receivables Trust
10,750,000	Series 2021-3A, Class A3 (i)	0.95%	06/16/25	10,687,551
	Total Asset-Backed Securities			206,449,471
	(Cost $208,078,541)

U.S. GOVERNMENT BONDS AND NOTES — 1.3%

27,547,000	U.S. Treasury Inflation Indexed Note (l)	0.50%	04/15/24	29,070,755
20,737,400	U.S. Treasury Inflation Indexed Note (l)	0.13%	07/15/31	22,578,014
20,280,980	U.S. Treasury Inflation Indexed Bond (l)	0.13%	02/15/51	21,893,434
	Total U.S. Government Bonds and Notes			73,542,203
	(Cost $74,353,109)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%

	Capital Markets — 0.0%
29,359	First Trust Long Duration Opportunities ETF (m)	797,531
	(Cost $805,933)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 14.8%
374,653,671	BlackRock Treasury Trust Fund - Institutional Shares - 0.01% (n)	$374,653,671
494,450,241	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Shares - 0.01% (n)	494,450,241
	Total Money Market Funds	869,103,912
	(Cost $869,103,912)
	Total Investments — 109.9%	6,450,743,697
	(Cost $6,508,864,285)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%
100	U.S. 5-Year Treasury Futures Put	$11,920,312	$119.25	02/18/22	39,844
	(Cost $30,124)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (12.3)%
	Federal National Mortgage Association
$(5,000,000)	Pool TBA	1.50%	03/15/37	(4,912,945)
(50,000,000)	Pool TBA	2.00%	03/15/52	(48,646,140)
(72,500,000)	Pool TBA (j)	1.50%	04/15/37	(71,096,102)
(729,422)	Pool TBA (j)	1.50%	02/15/52	(690,159)
(86,000,000)	Pool TBA (j)	1.50%	03/15/52	(81,232,454)
(15,000,000)	Pool TBA (j)	4.50%	03/15/52	(15,996,162)
(105,000,000)	Pool TBA (j)	1.50%	04/15/52	(99,056,447)
(350,000,000)	Pool TBA (j)	2.00%	04/15/52	(340,004,563)
(57,500,000)	Pool TBA (j)	3.50%	04/15/52	(59,669,727)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(721,304,699)
	(Proceeds $720,221,392)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.0)%

CALL OPTIONS WRITTEN — (0.0)%
(600)	U.S. 5-Year Treasury Futures Call	$(71,521,872)	$121.00	02/18/22	(9,376)
(474)	U.S. 5-Year Treasury Futures Call	(56,502,279)	121.50	02/18/22	(3,703)
(200)	U.S. 5-Year Treasury Futures Call	(23,840,624)	122.00	02/18/22	(1,562)
(400)	U.S. 10-Year Treasury Futures Call	(62,250,000)	168.00	02/18/22	(12,500)
	Total Call Options Written				(27,141)
	(Premiums received $1,080,039)

PUT OPTIONS WRITTEN — (0.0)%
(250)	U.S. 5-Year Treasury Futures Put	(29,800,780)	119.50	02/18/22	(132,812)
(100)	U.S. 5-Year Treasury Futures Put	(11,920,312)	120.25	02/18/22	(110,156)
(250)	U.S. 10-Year Treasury Futures Put	(31,992,187)	128.00	02/18/22	(148,438)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS (CONTINUED)

PUT OPTIONS WRITTEN — (CONTINUED)

(150)	U.S. 10-Year Treasury Futures Put	$(19,195,313)	$130.00	02/18/22	$(314,063)
	Total Put Options Written				(705,469)
	(Premiums received $379,176)

	Total Written Options				(732,610)
	(Premiums received $1,459,215)
	Net Other Assets and Liabilities — 2.4%				142,676,615
	Net Assets — 100.0%				$5,871,422,847

Futures Contracts at January 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 10-Year Treasury Notes	Long	375	Mar-2022	$47,988,281	$6,600
U.S. 2-Year Treasury Notes	Short	1,499	Mar-2022	(324,767,719)	855,311
U.S. 5-Year Treasury Notes	Short	5,476	Mar-2022	(652,756,312)	7,641,213
U.S. 10-Year Ultra Treasury Notes	Short	4,116	Mar-2022	(587,880,562)	4,985,453
U.S. Treasury Long Bond Futures	Short	1,213	Mar-2022	(188,773,125)	4,701,948
Ultra U.S. Treasury Bond Futures	Short	177	Mar-2022	(33,441,938)	(25,615)
				$(1,739,631,375)	$18,164,910

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”), the Fund’s advisor.
(b)	Floating or variable rate security.
(c)	Zero coupon security.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At
January 31, 2022, securities noted as such are valued at $40,911,894 or 0.7% of net assets.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $877,240,849 or 14.9% of net assets.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(m)	Investment in an affiliated fund.
(n)	Rate shown reflects yield as of January 31, 2022.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$4,540,171,001	$—	$4,526,645,345	$13,525,656
Mortgage-Backed Securities	760,679,579	—	760,679,579	—
Asset-Backed Securities	206,449,471	—	206,449,471	—
U.S. Government Bonds and Notes	73,542,203	—	73,542,203	—
Exchange-Traded Funds*	797,531	797,531	—	—
Money Market Funds	869,103,912	869,103,912	—	—
Total Investments	6,450,743,697	869,901,443	5,567,316,598	13,525,656
Put Options Purchased	39,844	39,844	—	—
Futures Contracts	18,190,525	18,190,525	—	—
Total	$6,468,974,066	$888,131,812	$5,567,316,598	$13,525,656

LIABILITIES TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(721,304,699)	$—	$(721,304,699)	$—
Call Options Written	(27,141)	(27,141)	—	—
Put Options Written	(705,469)	(705,469)	—	—
Futures Contracts	(25,615)	(25,615)	—	—
Total	$(722,062,924)	$(758,225)	$(721,304,699)	$—

*	See Portfolio of Investments for industry breakout.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2022, and for the fiscal year-to-date period (November 1, 2021 to January 31, 2022) are as follows:

Security Name	Shares at 1/31/2022	Value at 10/31/2021	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2022	Dividend Income
First Trust Long Duration Opportunities ETF	29,359	$813,538	$–	$–	$(16,007)	$–	$797,531	$3,015

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 67.6%
	Collateralized Mortgage Obligations — 30.2%
	Federal Home Loan Mortgage Corporation
$150,523	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$32,825
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	310,728
126,946	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (a)	11.99%	05/15/35	143,165
315,362	Series 2020-4980, Class ZU	3.00%	06/25/50	312,630
	Federal National Mortgage Association
102,962	Series 2005-69, Class JI, IO	6.00%	08/25/35	20,474
901,586	Series 2005-74, Class NZ	6.00%	09/25/35	1,198,264
782,910	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (a)	7.12%	01/25/36	139,644
112,850	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (a)	29.35%	04/25/36	172,074
433,000	Series 2012-93, Class LY	2.50%	09/25/42	428,695
31,894	Series 2015-34, Class OK, PO	(b)	03/25/44	31,274
944,376	Series 2015-66, Class CL	3.50%	07/25/41	1,003,845
298,685	Series 2016-23, Class PL	3.00%	11/25/45	305,706
688,344	Series 2016-101, Class ZP	3.50%	01/25/47	746,506
395,045	Series 2018-9, Class PL	3.50%	02/25/48	420,870
175,726	Series 2018-94, Class KZ	4.50%	01/25/49	217,203
93,032	Series 2018-94, Class LZ	4.50%	01/25/49	114,496
710,669	Series 2020-17, Class L	2.50%	03/25/50	669,405
	Government National Mortgage Association
289,844	Series 2009-32, Class ZA	5.50%	05/20/39	332,181
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,568,054
494,842	Series 2015-168, Class GI, IO	5.50%	02/16/33	47,715
403,000	Series 2018-112, Class CG	3.50%	08/20/48	430,458
442,118	Series 2018-125, Class KZ	3.50%	09/20/48	470,245
348,916	Series 2019-132, Class NZ	3.50%	10/20/49	381,720
343,000	Series 2020-83, Class KY	3.00%	06/20/50	354,429
				9,852,606
	Commercial Mortgage-Backed Securities — 34.4%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,571,167	Series 2014-K036, Class X1, IO (c)	0.70%	10/25/23	81,893
39,795,321	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	395,060
570,000	Series 2018-K157, Class A3	3.99%	08/25/33	651,866
1,100,000	Series 2018-K158, Class A2	3.90%	12/25/30	1,254,184
1,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	1,134,909
4,645,000	Series 2019-K093, Class XAM, IO (c)	1.19%	05/25/29	373,551
1,693,580	Series 2019-K095, Class X1, IO (c)	0.95%	06/25/29	103,797
1,936,000	Series 2019-K095, Class XAM, IO (c)	1.24%	06/25/29	163,365
4,870,000	Series 2020-K109, Class XAM, IO (c)	1.80%	04/25/30	648,729
6,850,000	Series 2020-K120, Class XAM, IO (c)	1.21%	10/25/30	653,340
1,994,854	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	301,380
2,639,939	Series 2020-K1516, Class X1, IO (c)	1.51%	05/25/35	421,075
3,495,426	Series 2020-K1517, Class X1, IO (c)	1.33%	07/25/35	490,785
8,375,000	Series 2021-K123, Class XAM, IO	0.98%	12/25/30	657,976
8,690,000	Series 2021-K124, Class XAM, IO (c)	0.94%	01/25/31	660,417
10,125,000	Series 2021-K125, Class XAM, IO (c)	0.78%	01/25/31	651,032
	Government National Mortgage Association
768,760	Series 2020-145, Class BD (d)	2.30%	03/16/63	655,124
856,740	Series 2020-159, Class Z (d)	2.50%	10/16/62	733,682
474,784	Series 2020-197, Class Z (c)	2.25%	10/16/62	379,227

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$206,318	Series 2021-4, Class Z (c)	2.00%	09/16/62	$149,386
887,522	Series 2021-28, Class Z (c)	2.00%	10/16/62	659,611
				11,220,389
	Pass-through Securities — 3.0%
	Federal National Mortgage Association
1,000,000	Pool TBA (e)	2.50%	02/15/52	998,828
	Total U.S. Government Agency Mortgage-Backed Securities			22,071,823
	(Cost $22,378,071)

U.S. GOVERNMENT BONDS AND NOTES — 3.6%

1,000,000	U.S. Treasury Bond	1.25%	05/15/50	815,508
320,226	U.S. Treasury Inflation Indexed Bond (f)	0.13%	02/15/51	345,685
	Total U.S. Government Bonds and Notes			1,161,193
	(Cost $1,278,826)

Shares	Description	Value

MONEY MARKET FUNDS — 31.3%

10,216,426	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (g)	10,216,426
	(Cost $10,216,426)
	Total Investments — 102.5%	33,449,442
	(Cost $33,873,323)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 0.0%

CALL OPTIONS PURCHASED — 0.0%

10	U.S. Treasury Long Bond Futures Call	$1,556,250	$160.00	02/18/22	1,875
	(Cost $10,668)

PUT OPTIONS PURCHASED — 0.0%

10	U.S. Treasury Long Bond Futures Put	1,556,250	154.00	02/18/22	7,031
5	U.S. Treasury Long Bond Futures Put	728,125	156.00	02/18/22	7,735
	Total Put Options Purchased				14,766
	(Cost $22,956)
	Total Purchased Options				16,641
	(Cost $33,624)
	Net Other Assets and Liabilities — (2.5)%				(828,799)
	Net Assets — 100.0%				$32,637,284

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Futures Contracts at January 31, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Long Bond Futures	Long	34	Mar-2022	$5,291,250	$33,704
Ultra U.S. Treasury Bond Futures	Long	10	Mar-2022	1,889,375	4,987
Ultra 10-Year U.S. Treasury Note	Short	23	Mar-2022	(3,285,047)	2,074
				$3,895,578	$40,765

(a)	Inverse floating rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Rate shown reflects yield as of January 31, 2022.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
TBA	-	To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$22,071,823	$—	$22,071,823	$—
U.S. Government Bonds and Notes	1,161,193	—	1,161,193	—
Money Market Funds	10,216,426	10,216,426	—	—
Total Investments	33,449,442	10,216,426	23,233,016	—
Call Options Purchased	1,875	1,875	—	—
Put Options Purchased	14,766	14,766	—	—
Futures Contracts	40,765	40,765	—	—
Total	$33,506,848	$10,273,832	$23,233,016	$—

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments
January 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 99.6%

	Aerospace & Defense — 1.6%
31,029	General Dynamics Corp. (a)	$6,581,251

	Air Freight & Logistics — 1.5%
54,328	Expeditors International of Washington, Inc. (a)	6,219,469

	Banks — 1.5%
334,308	People’s United Financial, Inc. (a)	6,478,889

	Beverages — 4.6%
97,104	Brown-Forman Corp., Class B	6,547,723
107,161	Coca-Cola (The) Co. (a)	6,537,893
37,070	PepsiCo, Inc. (a)	6,432,386
		19,518,002

	Biotechnology — 1.6%
48,618	AbbVie, Inc. (a)	6,655,318

	Building Products — 1.5%
81,561	A.O. Smith Corp. (a)	6,232,892

	Capital Markets — 4.5%
202,758	Franklin Resources, Inc. (a)	6,482,173
15,374	S&P Global, Inc. (a)	6,383,592
40,330	T. Rowe Price Group, Inc. (a)	6,228,162
		19,093,927

	Chemicals — 9.2%
22,720	Air Products and Chemicals, Inc. (a)	6,409,766
30,320	Albemarle Corp. (a)	6,692,837
33,360	Ecolab, Inc. (a)	6,320,052
20,323	Linde PLC (a)	6,476,534
41,446	PPG Industries, Inc. (a)	6,473,865
21,524	Sherwin-Williams (The) Co. (a)	6,166,841
		38,539,895

	Commercial Services & Supplies — 1.5%
16,632	Cintas Corp. (a)	6,511,927

	Containers & Packaging — 1.5%
539,043	Amcor PLC (a)	6,473,906

	Distributors — 1.5%
47,603	Genuine Parts Co. (a)	6,342,148

	Electric Utilities — 1.5%
78,435	NextEra Energy, Inc. (a)	6,127,342

	Electrical Equipment — 1.5%
69,061	Emerson Electric Co. (a)	6,350,159

	Equity Real Estate Investment Trusts — 4.7%
19,301	Essex Property Trust, Inc. (a)	6,417,583
52,231	Federal Realty Investment Trust (a)	6,658,930

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Equity Real Estate Investment Trusts (Continued)
93,925	Realty Income Corp. (a)	$6,519,334
		19,595,847

	Food & Staples Retailing — 4.5%
83,263	Sysco Corp. (a)	6,507,004
122,669	Walgreens Boots Alliance, Inc. (a)	6,104,009
45,830	Walmart, Inc. (a)	6,407,492
		19,018,505

	Food Products — 4.8%
93,678	Archer-Daniels-Midland Co. (a)	7,025,850
131,104	Hormel Foods Corp. (a)	6,223,507
68,232	McCormick & Co., Inc. (a)	6,844,352
		20,093,709

	Gas Utilities — 1.6%
62,797	Atmos Energy Corp. (a)	6,733,094

	Health Care Equipment & Supplies — 4.6%
51,893	Abbott Laboratories (a)	6,614,282
24,717	Becton, Dickinson and Co. (a)	6,281,578
61,658	Medtronic PLC (a)	6,380,987
		19,276,847

	Health Care Providers & Services — 1.5%
126,459	Cardinal Health, Inc. (a)	6,521,491

	Hotels, Restaurants & Leisure — 1.6%
25,336	McDonald’s Corp. (a)	6,573,425

	Household Products — 7.5%
62,736	Church & Dwight Co., Inc.	6,439,850
36,312	Clorox (The) Co. (a)	6,095,332
76,795	Colgate-Palmolive Co. (a)	6,331,748
45,313	Kimberly-Clark Corp. (a)	6,237,335
39,835	Procter & Gamble (The) Co. (a)	6,391,526
		31,495,791

	Industrial Conglomerates — 3.0%
37,184	3M Co. (a)	6,173,288
14,790	Roper Technologies, Inc. (a)	6,465,596
		12,638,884

	Insurance — 6.2%
104,512	Aflac, Inc. (a)	6,565,444
99,449	Brown & Brown, Inc.	6,591,480
32,799	Chubb Ltd. (a)	6,470,587
54,838	Cincinnati Financial Corp. (a)	6,461,561
		26,089,072

	IT Services — 3.0%
29,442	Automatic Data Processing, Inc. (a)	6,070,057

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	IT Services (Continued)
49,879	International Business Machines Corp. (a)	$6,662,338
		12,732,395

	Life Sciences Tools & Services — 1.6%
16,754	West Pharmaceutical Services, Inc. (a)	6,588,008

	Machinery — 7.4%
29,979	Caterpillar, Inc. (a)	6,042,567
36,993	Dover Corp. (a)	6,285,481
27,008	Illinois Tool Works, Inc. (a)	6,317,711
98,443	Pentair PLC (a)	6,270,819
35,970	Stanley Black & Decker, Inc. (a)	6,282,161
		31,198,739

	Metals & Mining — 1.6%
67,416	Nucor Corp. (a)	6,835,982

	Multiline Retail — 1.5%
29,130	Target Corp. (a)	6,421,126

	Multi-Utilities — 1.6%
78,368	Consolidated Edison, Inc. (a)	6,774,914

	Oil, Gas & Consumable Fuels — 3.2%
50,522	Chevron Corp. (a)	6,635,054
88,273	Exxon Mobil Corp. (a)	6,705,217
		13,340,271

	Pharmaceuticals — 1.6%
39,427	Johnson & Johnson (a)	6,792,878

	Specialty Retail — 1.6%
27,654	Lowe’s Cos., Inc. (a)	6,563,677

	Textiles, Apparel & Luxury Goods — 1.5%
94,491	VF Corp. (a)	6,161,758

	Trading Companies & Distributors — 1.5%
13,006	W.W. Grainger, Inc. (a)	6,439,401
	Total Common Stocks	419,010,939
	(Cost $383,133,165)

MONEY MARKET FUNDS — 0.3%

1,055,760	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (b)	1,055,760
	(Cost $1,055,760)
	Total Investments — 99.9%	420,066,699
	(Cost $384,188,925)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — (0.2)%

(19)	3M Co.	$(315,438)	$175.00	02/21/22	$(3,648)
(44)	A.O. Smith Corp.	(336,248)	75.00	02/21/22	(10,120)
(27)	Abbott Laboratories	(344,142)	125.00	02/21/22	(19,413)
(25)	AbbVie, Inc.	(342,225)	130.00	02/21/22	(20,000)
(55)	Aflac, Inc.	(345,510)	60.00	02/21/22	(9,515)
(12)	Air Products and Chemicals, Inc.	(338,544)	280.00	02/21/22	(9,240)
(16)	Albemarle Corp.	(353,184)	210.00	02/21/22	(8,480)
(281)	Amcor PLC	(337,481)	12.00	02/21/22	(9,835)
(49)	Archer-Daniels-Midland Co.	(367,500)	70.00	02/21/22	(24,010)
(32)	Atmos Energy Corp.	(343,104)	105.00	02/21/22	(8,800)
(15)	Automatic Data Processing, Inc.	(309,255)	220.00	02/21/22	(900)
(13)	Becton, Dickinson and Co.	(330,382)	260.00	02/21/22	(5,044)
(66)	Cardinal Health, Inc.	(340,362)	50.00	02/21/22	(17,820)
(16)	Caterpillar, Inc.	(322,496)	210.00	02/21/22	(8,480)
(27)	Chevron Corp.	(354,591)	125.00	02/21/22	(19,413)
(17)	Chubb Ltd.	(335,376)	195.00	02/21/22	(4,063)
(29)	Cincinnati Financial Corp.	(341,707)	115.00	02/21/22	(13,050)
(9)	Cintas Corp.	(352,377)	380.00	02/21/22	(14,310)
(19)	Clorox (The) Co.	(318,934)	180.00	02/21/22	(1,995)
(56)	Coca-Cola (The) Co.	(341,656)	60.00	02/21/22	(9,688)
(40)	Colgate-Palmolive Co.	(329,800)	82.50	02/21/22	(5,280)
(41)	Consolidated Edison, Inc.	(354,445)	82.50	02/21/22	(5,412)
(19)	Dover Corp.	(322,829)	175.00	02/21/22	(3,648)
(17)	Ecolab, Inc.	(322,065)	195.00	02/21/22	(4,063)
(36)	Emerson Electric Co.	(331,020)	92.50	02/21/22	(7,020)
(10)	Essex Property Trust, Inc.	(332,500)	330.00	02/21/22	(8,000)
(29)	Expeditors International of Washington, Inc.	(331,992)	115.00	02/21/22	(13,050)
(47)	Exxon Mobil Corp.	(357,012)	72.50	02/21/22	(19,505)
(27)	Federal Realty Investment Trust	(344,223)	125.00	02/21/22	(19,413)
(106)	Franklin Resources, Inc.	(338,882)	32.50	02/21/22	(9,752)
(16)	General Dynamics Corp.	(339,360)	210.00	02/21/22	(8,480)
(26)	Genuine Parts Co.	(346,398)	130.00	02/21/22	(20,800)
(69)	Hormel Foods Corp.	(327,543)	49.00	02/21/22	(4,313)
(14)	Illinois Tool Works, Inc.	(327,488)	240.00	02/21/22	(4,235)
(26)	International Business Machines Corp.	(347,282)	130.00	02/21/22	(20,800)
(20)	Johnson & Johnson	(344,580)	165.00	02/21/22	(16,300)
(24)	Kimberly-Clark Corp.	(330,360)	145.00	02/21/22	(840)
(11)	Linde PLC	(350,548)	320.00	02/21/22	(6,930)
(15)	Lowe’s Cos., Inc.	(356,025)	230.00	02/21/22	(16,545)
(35)	McCormick & Co., Inc.	(351,085)	95.00	02/21/22	(29,330)
(13)	McDonald’s Corp.	(337,285)	260.00	02/21/22	(5,044)
(32)	Medtronic PLC	(331,168)	105.00	02/21/22	(8,800)
(41)	NextEra Energy, Inc.	(320,292)	82.50	02/21/22	(5,412)
(36)	Nucor Corp.	(365,040)	95.00	02/21/22	(30,168)
(52)	Pentair PLC	(331,240)	65.00	02/21/22	(8,996)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN (Continued)
(181)	People’s United Financial, Inc.	$(350,778)	$19.00	02/21/22	$(14,480)
(19)	PepsiCo, Inc.	(329,688)	175.00	02/21/22	(3,648)
(22)	PPG Industries, Inc.	(343,640)	155.00	02/21/22	(9,350)
(21)	Procter & Gamble (The) Co.	(336,945)	160.00	02/21/22	(4,410)
(49)	Realty Income Corp.	(340,109)	65.00	02/21/22	(8,477)
(8)	Roper Technologies, Inc.	(349,728)	440.00	02/21/22	(8,560)
(8)	S&P Global, Inc.	(332,176)	420.00	02/21/22	(7,480)
(11)	Sherwin-Williams (The) Co.	(315,161)	290.00	02/21/22	(5,500)
(19)	Stanley Black & Decker, Inc.	(331,835)	175.00	02/21/22	(3,648)
(43)	Sysco Corp.	(336,045)	75.00	02/21/22	(9,890)
(21)	T. Rowe Price Group, Inc.	(324,303)	160.00	02/21/22	(4,410)
(15)	Target Corp.	(330,645)	220.00	02/21/22	(900)
(49)	VF Corp.	(319,529)	67.50	02/21/22	(4,900)
(7)	W.W. Grainger, Inc.	(346,577)	490.00	02/21/22	(15,330)
(64)	Walgreens Boots Alliance, Inc.	(318,464)	52.50	02/21/22	(2,240)
(24)	Walmart, Inc.	(335,544)	140.00	02/21/22	(8,040)
(9)	West Pharmaceutical Services, Inc.	(353,898)	370.00	02/21/22	(27,765)
	Total Call Options Written				(638,988)
	(Premiums received $691,289)
	Net Other Assets and Liabilities — 0.3%				1,077,773
	Net Assets — 100.0%				$420,505,484

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2022, the value of these securities amount to $20,936,039 or 5.0% of net assets.
(b)	Rate shown reflects yield as of January 31, 2022.

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

ASSETS TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$419,010,939	$419,010,939	$—	$—
Money Market Funds	1,055,760	1,055,760	—	—
Total Investments	$420,066,699	$420,066,699	$—	$—

LIABILITIES TABLE

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(638,988)	$(638,988)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 60.3%
	Aerospace/Defense — 2.1%
$190,000	Boeing (The) Co.	4.88%	05/01/25	$204,779

	Airlines — 1.5%
140,000	Southwest Airlines Co.	5.25%	05/04/25	152,946

	Auto Manufacturers — 3.7%
50,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	52,506
150,000	General Motors Financial Co., Inc.	5.25%	03/01/26	165,007
150,000	Hyundai Capital America (a)	0.80%	01/08/24	146,862
				364,375
	Banks — 16.3%
165,000	Bank of America Corp.	4.00%	01/22/25	173,880
100,000	Bank of America Corp. (b)	3.37%	01/23/26	103,540
125,000	Citigroup, Inc.	4.40%	06/10/25	133,297
75,000	Citigroup, Inc. (b)	3.11%	04/08/26	77,020
90,000	Discover Bank (b)	4.68%	08/09/28	93,178
150,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	160,345
100,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	95,613
50,000	Goldman Sachs Group (The), Inc. (b)	2.64%	02/24/28	50,102
150,000	JPMorgan Chase & Co. (b)	2.30%	10/15/25	151,113
125,000	JPMorgan Chase & Co. (b)	1.58%	04/22/27	120,976
100,000	Morgan Stanley (b)	2.72%	07/22/25	101,606
85,000	Morgan Stanley	5.00%	11/24/25	93,233
50,000	Morgan Stanley (b)	2.48%	01/21/28	49,949
200,000	Wells Fargo & Co. (b)	2.41%	10/30/25	201,416
				1,605,268
	Chemicals — 1.0%
100,000	International Flavors & Fragrances, Inc. (a)	1.23%	10/01/25	96,373

	Commercial Services — 1.3%
125,000	Global Payments, Inc.	1.50%	11/15/24	123,393

	Computers — 0.2%
25,000	Fortinet, Inc.	1.00%	03/15/26	23,771

	Electric — 4.9%
100,000	American Electric Power Co., Inc.	2.03%	03/15/24	100,215
100,000	Dominion Energy, Inc.	3.07%	08/15/24	102,634
125,000	FirstEnergy Transmission LLC (a)	4.35%	01/15/25	130,176
150,000	Pacific Gas & Electric Co.	4.25%	08/01/23	154,033
				487,058
	Health Care Products — 3.0%
100,000	Alcon Finance Corp. (a)	2.75%	09/23/26	101,385
200,000	Baxter International, Inc. (a)	1.32%	11/29/24	196,848
				298,233
	Health Care Services — 2.1%
100,000	Centene Corp.	4.25%	12/15/27	102,712
100,000	HCA, Inc.	5.38%	02/01/25	107,137
				209,849
	Internet — 2.0%
175,000	Expedia Group, Inc. (a)	6.25%	05/01/25	195,500

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Lodging — 3.8%
$50,000	Hilton Domestic Operating Co., Inc. (a)	5.38%	05/01/25	$51,343
195,000	Hyatt Hotels Corp., steps up to 5.63% on 04/24/22 (c)	5.38%	04/23/25	213,242
100,000	Marriott International, Inc., Series EE	5.75%	05/01/25	110,903
				375,488
	Pharmaceuticals — 3.9%
50,000	AbbVie, Inc.	2.60%	11/21/24	50,923
50,000	AbbVie, Inc.	2.95%	11/21/26	51,366
90,000	Bayer US Finance II LLC (a)	3.88%	12/15/23	93,056
90,000	CVS Health Corp.	3.88%	07/20/25	95,186
100,000	Viatris, Inc.	1.65%	06/22/25	98,278
				388,809
	Pipelines — 2.8%
130,000	Energy Transfer L.P.	2.90%	05/15/25	131,964
130,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	139,776
				271,740
	Real Estate Investment Trusts — 1.6%
75,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc. (a)	4.63%	06/15/25	78,499
75,000	VICI Properties L.P. / VICI Note Co., Inc. (a)	4.25%	12/01/26	75,872
				154,371
	Retail — 1.1%
109,000	Nordstrom, Inc.	2.30%	04/08/24	107,247

	Semiconductors — 3.9%
150,000	Marvell Technology, Inc.	1.65%	04/15/26	145,229
100,000	Microchip Technology, Inc. (a)	0.98%	09/01/24	97,372
100,000	Qorvo, Inc. (a)	1.75%	12/15/24	98,395
45,000	Skyworks Solutions, Inc.	0.90%	06/01/23	44,557
				385,553
	Software — 3.3%
25,000	Fiserv, Inc.	3.20%	07/01/26	25,921
95,000	Oracle Corp.	2.50%	04/01/25	95,865
100,000	PTC, Inc. (a)	3.63%	02/15/25	100,390
100,000	VMware, Inc.	4.50%	05/15/25	107,179
				329,355
	Telecommunications — 1.8%
175,000	T-Mobile USA, Inc.	3.50%	04/15/25	181,852
	Total Corporate Bonds and Notes			5,955,960
	(Cost $6,044,217)

FOREIGN CORPORATE BONDS AND NOTES — 19.5%
	Agriculture — 1.9%
180,000	BAT International Finance PLC (a)	3.95%	06/15/25	189,682

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers — 2.1%
$200,000	Nissan Motor Co. Ltd. (a)	3.52%	09/17/25	$206,573
	Banks — 12.3%
95,000	Bank of Montreal (b)	4.34%	10/05/28	98,835
100,000	Barclays PLC (b)	3.93%	05/07/25	103,902
100,000	BNP Paribas S.A. (a) (b)	2.82%	11/19/25	101,416
150,000	BPCE S.A. (a) (b)	1.65%	10/06/26	145,421
95,000	Cooperatieve Rabobank UA	4.38%	08/04/25	101,220
150,000	Credit Suisse Group AG (a) (b)	2.59%	09/11/25	150,990
100,000	Deutsche Bank AG (b)	2.31%	11/16/27	97,183
100,000	Lloyds Banking Group PLC (b)	2.44%	02/05/26	100,541
100,000	Macquarie Group Ltd. (a) (b)	1.20%	10/14/25	97,788
100,000	NatWest Group PLC	5.13%	05/28/24	106,525
100,000	Santander UK Group Holdings PLC (a)	4.75%	09/15/25	107,259
				1,211,080
	Semiconductors — 3.2%
200,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.88%	01/15/27	210,952
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc. (a)	3.88%	06/18/26	106,056
				317,008
	Total Foreign Corporate Bonds and Notes			1,924,343
	(Cost $1,957,135)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 19.3%
	Electric — 1.3%
125,000	Vistra Operations Company LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	12/31/25	123,604

	Entertainment — 0.5%
50,000	Stars Group Holdings B.V. (Flutter Entertainment PLC), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.47%	07/21/26	49,841

	Health Care Products — 0.5%
50,000	Avantor, Inc., Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.50% Floor	2.75%	11/06/27	49,914

	Health Care Services — 2.2%
72,779	ICON Clinical Research, Lux Term Loan B, 3 Mo. LIBOR + 2.25%, 0.50% Floor	2.75%	07/01/28	72,578
18,133	ICON Clinical Research, US Term Loan B, 3 Mo. LIBOR + 2.25%, 0.50% Floor	2.75%	07/01/28	18,083
125,000	IQVIA, Inc., (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	1.97%	06/11/25	124,414
				215,075
	Insurance — 1.0%
100,000	Asurion LLC, Term Loan B-6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.23%	11/03/23	99,705

	Internet — 1.3%
125,000	Go Daddy Operating Company LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	02/15/24	124,097

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Lodging — 1.5%
$50,000	Boyd Gaming Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.35%	09/15/23	$49,966
100,000	Wyndham Hotels & Resorts, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	05/30/25	99,031
				148,997
	Media — 3.1%
175,000	Charter Communications Operating LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	04/30/25	174,431
30,000	Gray Television, Inc., Term Loan B2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.60%	02/07/24	29,892
100,000	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.61%	09/19/26	99,625
				303,948
	Pharmaceuticals — 5.0%
100,000	Bausch Health Companies, Inc., (Valeant), Initial Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	06/01/25	99,167
200,000	Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	199,750
124,686	Horizon Pharma, Inc., (Horizon Therapeutics), Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.50% Floor	2.25%	03/15/28	123,720
75,000	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	74,991
				497,628
	Software — 1.9%
100,000	Open Text Corporation (GSX), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	05/30/25	100,156
90,000	SS&C European Holdings S.A.R.L, Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.86%	04/16/25	88,978
				189,134
	Transportation — 1.0%
100,000	XPO Logistics, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.85%	02/23/25	99,182
	Total Senior Floating-Rate Loan Interests			1,901,125
	(Cost $1,907,812)

Shares	Description	Value

MONEY MARKET FUNDS — 14.7%
1,452,757	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (f)	1,452,757
	(Cost $1,452,757)
	Total Investments — 113.8%	11,234,185
	(Cost $11,361,921)
	Net Other Assets and Liabilities — (13.8)%	(1,361,167)
	Net Assets — 100.0%	$9,873,018

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $2,567,256 or 26.0% of net assets.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(d)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	Rate shown reflects yield as of January 31, 2022.

LIBOR	- London Interbank Offered Rate

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)

Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:

	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$5,955,960	$—	$5,955,960	$—
Foreign Corporate Bonds and Notes*	1,924,343	—	1,924,343	—
Senior Floating-Rate Loan Interests*	1,901,125	—	1,901,125	—
Money Market Funds	1,452,757	1,452,757	—	—
Total Investments	$11,234,185	$1,452,757	$9,781,428	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

January 31, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.